State Street U.S. Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.6% †
Aerospace & Defense – 0.9%
Hexcel Corp.	1,179	$43,847
Raytheon Co.	756	99,149
The Boeing Co.	241	35,943	(a)
		178,939
Air Freight & Logistics – 0.3%
United Parcel Service Inc., Class B	725	67,729
Application Software – 2.7%
Adobe Inc.	460	146,390	(a)
Intuit Inc.	155	35,650
salesforce.com Inc.	2,521	362,974	(a)
		545,014
Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	1,546	70,451
Auto Parts & Equipment – 0.1%
Aptiv PLC	353	17,382
Automotive Retail – 0.4%
O’Reilly Automotive Inc.	277	83,391	(a)
Biotechnology – 2.4%
Alexion Pharmaceuticals Inc.	852	76,501	(a)
BioMarin Pharmaceutical Inc.	1,121	94,725	(a)
Gilead Sciences Inc.	1,899	141,969
Vertex Pharmaceuticals Inc.	723	172,038	(a)
		485,233
Building Products – 1.3%
Allegion PLC	384	35,335
Trane Technologies PLC	2,642	218,203
		253,538
Cable & Satellite – 1.8%
Charter Communications Inc., Class A	533	232,553	(a)
Comcast Corp., Class A	3,868	132,982
		365,535
Communications Equipment – 0.6%
Cisco Systems Inc.	3,020	118,716
Construction Materials – 0.1%
Vulcan Materials Co.	146	15,778
Data Processing & Outsourced Services – 3.8%
Fidelity National Information Services Inc.	609	74,079
Mastercard Inc., Class A	796	192,281
Visa Inc., Class A	3,107	500,600
		766,960
Diversified Banks – 2.4%
JPMorgan Chase & Co.	5,420	487,963
Diversified Support Services – 0.1%
Cintas Corp.	160	27,715
Electric Utilities – 1.6%
American Electric Power Company Inc.	398	31,832
Exelon Corp.	2,725	100,307
NextEra Energy Inc.	817	196,587
		328,726
Electronic Components – 2.2%
Amphenol Corp., Class A	2,500	182,200
Corning Inc.	13,186	270,840
		453,040
Environmental & Facilities Services – 1.1%
Republic Services Inc.	492	36,930
Waste Connections Inc.	216	16,740
Waste Management Inc.	1,759	162,813
		216,483
Financial Exchanges & Data – 3.2%
CME Group Inc.	1,525	263,688
MSCI Inc.	249	71,951
S&P Global Inc.	1,067	261,468
Tradeweb Markets Inc., Class A	1,336	56,166
		653,273

	Number of Shares	Fair Value
Footwear – 0.7%
NIKE Inc., Class B	1,740	$143,968
Gold – 0.1%
Newmont Corp.	642	29,070
Healthcare Equipment – 3.2%
Abbott Laboratories	607	47,898
Becton Dickinson and Co.	573	131,658
Boston Scientific Corp.	10,099	329,531	(a)
Medtronic PLC	1,566	141,222
		650,309
Healthcare Services – 1.2%
Cigna Corp.	771	136,606	(a)
Quest Diagnostics Inc.	1,306	104,872
		241,478
Home Improvement Retail – 1.7%
Lowe’s Companies Inc.	3,176	273,295
The Home Depot Inc.	342	63,855
		337,150
Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	498	37,255	(a)
Household Products – 1.6%
Colgate-Palmolive Co.	1,263	83,813
The Procter & Gamble Co.	2,144	235,840
		319,653
Hypermarkets & Super Centers – 0.5%
Walmart Inc.	951	108,053
Industrial Conglomerates – 2.0%
Honeywell International Inc.	2,259	302,231
Roper Technologies Inc.	344	107,263
		409,494
Industrial Gases – 0.7%
Air Products & Chemicals Inc.	754	150,506
Industrial Machinery – 0.4%
Xylem Inc.	1,362	88,707
Insurance Brokers – 0.4%
Brown & Brown Inc.	514	18,617
Marsh & McLennan Companies Inc.	779	67,352
		85,969
Integrated Oil & Gas – 1.5%
Chevron Corp.	3,180	230,423
Exxon Mobil Corp.	2,008	76,244
		306,667
Integrated Telecommunication Services – 0.7%
AT&T Inc.	1,355	39,498
Verizon Communications Inc.	1,742	93,598
		133,096
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	625	37,175
Electronic Arts Inc.	318	31,854	(a)
		69,029
Interactive Media & Services – 6.6%
Alphabet Inc., Class A	490	569,355	(a,b)
Alphabet Inc., Class C	251	291,865	(a,b)
Facebook Inc., Class A	2,792	465,706	(a)
		1,326,926
Internet & Direct Marketing Retail – 5.1%
Amazon.com Inc.	475	926,117	(a,b)
Booking Holdings Inc.	74	99,554	(a)
		1,025,671
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	418	68,243
International Business Machines Corp.	579	64,228
		132,471

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Life Sciences Tools & Services – 1.3%
Avantor Inc.	2,646	$33,049	(a)
IQVIA Holdings Inc.	2,076	223,917	(a)
		256,966
Managed Healthcare – 2.2%
UnitedHealth Group Inc.	1,796	447,886
Movies & Entertainment – 2.0%
Netflix Inc.	195	73,222	(a)
The Walt Disney Co.	3,486	336,748
		409,970
Multi-Line Insurance – 0.1%
American International Group Inc.	1,122	27,209
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	1,354	247,552	(a)
Multi-Utilities – 2.2%
CMS Energy Corp.	1,788	105,045
Sempra Energy	3,054	345,071
		450,116
Oil & Gas Equipment & Services – 0.4%
Schlumberger Ltd.	6,636	89,520
Oil & Gas Exploration & Production – 0.5%
ConocoPhillips	1,662	51,190
EOG Resources Inc.	236	8,477
Pioneer Natural Resources Co.	534	37,460
		97,127
Oil & Gas Refining & Marketing – 0.1%
Marathon Petroleum Corp.	1,131	26,714
Packaged Foods & Meats – 2.0%
General Mills Inc.	1,433	75,620
Mondelez International Inc., Class A	6,691	335,085
		410,705
Personal Products – 0.1%
The Estee Lauder Companies Inc., Class A	136	21,670
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	2,926	163,095
Elanco Animal Health Inc.	6,866	153,730	(a)
Johnson & Johnson	2,244	294,256
Merck & Company Inc.	6,330	487,030
Mylan N.V.	4,275	63,740	(a)
		1,161,851
Property & Casualty Insurance – 0.6%
Chubb Ltd.	597	66,679
The Progressive Corp.	830	61,287
		127,966
Railroads – 0.6%
Union Pacific Corp.	798	112,550
Regional Banks – 2.1%
First Republic Bank	3,690	303,613
Regions Financial Corp.	5,495	49,290
SVB Financial Group	517	78,109	(a)
		431,012
Restaurants – 0.9%
Domino’s Pizza Inc.	127	41,157
McDonald’s Corp.	851	140,713
		181,870

Other Information:

	Number of Shares	Fair Value
Semiconductor Equipment – 1.7%
Applied Materials Inc.	6,887	$315,562
Lam Research Corp.	92	22,080
		337,642
Semiconductors – 2.9%
Intel Corp.	2,120	114,735
NVIDIA Corp.	862	227,223
QUALCOMM Inc.	651	44,040
Texas Instruments Inc.	1,925	192,365
		578,363
Soft Drinks – 1.7%
PepsiCo Inc.	2,927	351,533
Specialized REITs – 1.3%
American Tower Corp.	647	140,884
Extra Space Storage Inc.	1,170	112,039
		252,923
Specialty Chemicals – 0.7%
Albemarle Corp.	1,012	57,047
DuPont de Nemours Inc.	1,843	62,846
Ecolab Inc.	93	14,492
		134,385
Specialty Stores – 0.4%
Tractor Supply Co.	1,039	87,847
Systems Software – 6.7%
Microsoft Corp.	7,175	1,131,569
Oracle Corp.	2,241	108,308
ServiceNow Inc.	380	108,900	(a)
		1,348,777
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc.	3,084	784,230
Tobacco – 0.5%
Philip Morris International Inc.	1,381	100,758
Trading Companies & Distributors – 1.1%
United Rentals Inc.	2,070	213,003	(a)
Trucking – 0.3%
Lyft Inc., Class A	2,192	58,855	(a)
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	627	52,605	(a)
Total Common Stock (Cost $16,946,563)		19,532,943

Short-Term Investments – 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $646,138)	646,138	646,138	(c,d)
Total Investments (Cost $17,592,701)		20,179,081
Other Assets and Liabilities, net – 0.2%		46,515

NET ASSETS – 100.0%		$20,225,596

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2020	4	$490,069	$513,940	$23,871

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$19,532,943	$—	$—	$19,532,943
	Short-Term Investments	646,138	—	—	646,138

Total Investments in Securities		$20,179,081	$—	$—	$20,179,081

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$23,871	$—	$—	$23,871

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	760,740	$760,740	$1,573,709	$1,688,311	—	—	646,138	$646,138	$1,882

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.8% †
Advertising – 0.1%
Omnicom Group Inc.	1,323	$72,632
The Interpublic Group of Companies Inc.	2,720	44,037
		116,669
Aerospace & Defense – 2.0%
General Dynamics Corp.	1,473	194,893
Howmet Aerospace Inc.	2,788	44,775	(a)
Huntington Ingalls Industries Inc.	300	54,663
L3Harris Technologies Inc.	1,397	251,628
Lockheed Martin Corp.	1,614	547,065
Northrop Grumman Corp.	997	301,643
Raytheon Co.	1,761	230,955
Textron Inc.	1,525	40,672
The Boeing Co.	3,409	508,418	(a)
TransDigm Group Inc.	333	106,623
United Technologies Corp.	5,170	487,686
		2,769,021
Agricultural & Farm Machinery – 0.2%
Deere & Co.	1,992	275,215
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	3,465	121,899
Air Freight & Logistics – 0.5%
CH Robinson Worldwide Inc.	787	52,099
Expeditors International of Washington Inc.	1,032	68,855
FedEx Corp.	1,528	185,285
United Parcel Service Inc., Class B	4,459	416,560
		722,799
Airlines – 0.2%
Alaska Air Group Inc.	700	19,929	(b)
American Airlines Group Inc.	2,398	29,232
Delta Air Lines Inc.	3,906	111,438
Southwest Airlines Co.	2,942	104,765
United Airlines Holdings Inc.	1,450	45,747	(a)
		311,111
Alternative Carriers – 0.0% *
CenturyLink Inc.	5,933	56,126
Apparel Retail – 0.4%
L Brands Inc.	1,488	17,201
Ross Stores Inc.	2,377	206,728
The Gap Inc.	1,676	11,799
The TJX Companies Inc.	7,837	374,687
		610,415
Apparel, Accessories & Luxury Goods – 0.2%
Capri Holdings Ltd.	1,222	13,185	(a)
Hanesbrands Inc.	2,400	18,888
PVH Corp.	518	19,497
Ralph Lauren Corp.	400	26,732
Tapestry Inc.	1,589	20,578
Under Armour Inc., Class A	1,700	15,657	(a)
Under Armour Inc., Class C	1,712	13,799	(a)
VF Corp.	2,202	119,084
		247,420
Application Software – 2.1%
Adobe Inc.	3,096	985,271	(a)
ANSYS Inc.	531	123,441	(a)
Autodesk Inc.	1,448	226,033	(a)
Cadence Design Systems Inc.	1,900	125,476	(a)
Citrix Systems Inc.	707	100,076
Intuit Inc.	1,687	388,010
Paycom Software Inc.	300	60,603	(a)
salesforce.com Inc.	5,670	816,367	(a)
Synopsys Inc.	999	128,661	(a)
		2,953,938
Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	776	79,524

	Number of Shares	Fair Value
BlackRock Inc.	760	$334,377
Franklin Resources Inc.	2,000	33,380
Invesco Ltd.	2,050	18,614
Northern Trust Corp.	1,307	98,626
State Street Corp.	2,311	123,107	(c)
T Rowe Price Group Inc.	1,540	150,381
The Bank of New York Mellon Corp.	5,320	179,178
		1,017,187
Auto Parts & Equipment – 0.1%
Aptiv PLC	1,656	81,542
BorgWarner Inc.	1,347	32,826
		114,368
Automobile Manufacturers – 0.2%
Ford Motor Co.	24,337	117,548
General Motors Co.	8,286	172,183
		289,731
Automotive Retail – 0.3%
Advance Auto Parts Inc.	401	37,421	(b)
AutoZone Inc.	148	125,208	(a)
CarMax Inc.	994	53,507	(a)
O’Reilly Automotive Inc.	499	150,224	(a)
		366,360
Biotechnology – 2.4%
AbbVie Inc.	9,440	719,234	(b)
Alexion Pharmaceuticals Inc.	1,401	125,796	(a)
Amgen Inc.	3,796	769,563
Biogen Inc.	1,158	366,368	(a)
Gilead Sciences Inc.	8,069	603,238
Incyte Corp.	1,200	87,876	(a)
Regeneron Pharmaceuticals Inc.	512	250,005	(a)
Vertex Pharmaceuticals Inc.	1,633	388,572	(a)
		3,310,652
Brewers – 0.0% *
Molson Coors Beverage Co., Class B	1,298	50,635
Broadcasting – 0.1%
Discovery Inc., Class A	1,106	21,501	(a)
Discovery Inc., Class C	1,944	34,098	(a)
Fox Corp., Class A	2,113	49,930
Fox Corp., Class B	1,130	25,854	(a)
ViacomCBS Inc., Class B	3,494	48,951
		180,334
Building Products – 0.3%
Allegion PLC	533	49,047
AO Smith Corp.	972	36,751	(b)
Fortune Brands Home & Security Inc.	1,000	43,250
Johnson Controls International PLC	5,142	138,628
Masco Corp.	1,824	63,056
Trane Technologies PLC	1,600	132,144
		462,876
Cable & Satellite – 1.1%
Charter Communications Inc., Class A	998	435,437	(a)
Comcast Corp., Class A	29,041	998,430
DISH Network Corp., Class A	1,581	31,604	(a)
		1,465,471
Casinos & Gaming – 0.1%
Las Vegas Sands Corp.	2,087	88,635
MGM Resorts International	3,500	41,300
Wynn Resorts Ltd.	657	39,545
		169,480
Commodity Chemicals – 0.2%
Dow Inc.	4,884	142,808	(a)
LyondellBasell Industries N.V., Class A	1,762	87,448
		230,256
Communications Equipment – 1.0%
Arista Networks Inc.	350	70,893	(a)
Cisco Systems Inc.	27,142	1,066,952
F5 Networks Inc.	400	42,652	(a)
Juniper Networks Inc.	2,247	43,008
Motorola Solutions Inc.	1,144	152,060
		1,375,565

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	1,559	$88,863
Construction & Engineering – 0.1%
Jacobs Engineering Group Inc.	850	67,380
Quanta Services Inc.	784	24,876
		92,256
Construction Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.	3,512	407,532
Cummins Inc.	953	128,960
PACCAR Inc.	2,154	131,674
Westinghouse Air Brake Technologies Corp.	1,297	62,425
		730,591
Construction Materials – 0.1%
Martin Marietta Materials Inc.	400	75,692
Vulcan Materials Co.	795	85,916
		161,608
Consumer Electronics – 0.0% *
Garmin Ltd.	800	59,968
Consumer Finance – 0.5%
American Express Co.	4,266	365,212
Capital One Financial Corp.	3,095	156,050
Discover Financial Services	1,977	70,520
Synchrony Financial	3,477	55,945
		647,727
Copper – 0.0% *
Freeport-McMoRan Inc.	8,774	59,224
Data Processing & Outsourced Services – 4.2%
Alliance Data Systems Corp.	325	10,936	(b)
Automatic Data Processing Inc.	2,747	375,460
Broadridge Financial Solutions Inc.	800	75,864
Fidelity National Information Services Inc.	4,000	486,560
Fiserv Inc.	3,625	344,339	(a)
FleetCor Technologies Inc.	539	100,545	(a)
Global Payments Inc.	1,903	274,470
Jack Henry & Associates Inc.	500	77,620
Mastercard Inc., Class A	5,686	1,373,510
Paychex Inc.	2,134	134,271
PayPal Holdings Inc.	7,500	718,050	(a)
The Western Union Co.	2,524	45,760
Visa Inc., Class A	10,970	1,767,487
		5,784,872
Department Stores – 0.0% *
Kohl’s Corp.	1,273	18,573
Macy’s Inc.	2,334	11,460
Nordstrom Inc.	592	9,081
		39,114
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,294	71,830
Constellation Brands Inc., Class A	1,051	150,671
		222,501
Distributors – 0.1%
Genuine Parts Co.	945	63,627
LKQ Corp.	1,952	40,035	(a)
		103,662
Diversified Banks – 3.3%
Bank of America Corp.	51,809	1,099,905
Citigroup Inc.	13,928	586,648
JPMorgan Chase & Co.	20,102	1,809,783
U.S. Bancorp	9,249	318,628
Wells Fargo & Co.	24,583	705,532
		4,520,496
Diversified Chemicals – 0.0% *
Eastman Chemical Co.	918	42,760

	Number of Shares	Fair Value
Diversified Support Services – 0.1%
Cintas Corp.	564	$97,696
Copart Inc.	1,300	89,076	(a)
		186,772
Drug Retail – 0.2%
Walgreens Boots Alliance Inc.	4,913	224,770
Electric Utilities – 2.2%
Alliant Energy Corp.	1,600	77,264	(b)
American Electric Power Company Inc.	3,119	249,458
Duke Energy Corp.	4,630	374,474
Edison International	2,230	122,182
Entergy Corp.	1,253	117,744
Evergy Inc.	1,388	76,409
Eversource Energy	2,130	166,587
Exelon Corp.	6,434	236,836
FirstEnergy Corp.	3,454	138,402
NextEra Energy Inc.	3,121	750,975
NRG Energy Inc.	1,738	47,378
Pinnacle West Capital Corp.	700	53,053
PPL Corp.	5,037	124,313
The Southern Co.	6,657	360,410
Xcel Energy Inc.	3,336	201,161
		3,096,646
Electrical Components & Equipment – 0.4%
AMETEK Inc.	1,413	101,764
Eaton Corporation PLC	2,602	202,149
Emerson Electric Co.	3,868	184,310
Rockwell Automation Inc.	715	107,901
		596,124
Electronic Components – 0.2%
Amphenol Corp., Class A	1,852	134,974
Corning Inc.	5,134	105,452
		240,426
Electronic Equipment & Instruments – 0.1%
FLIR Systems Inc.	736	23,471
Keysight Technologies Inc.	1,200	100,416	(a)
Zebra Technologies Corp., Class A	300	55,080	(a)
		178,967
Electronic Manufacturing Services – 0.1%
IPG Photonics Corp.	179	19,740	(a)
TE Connectivity Ltd.	2,254	141,957
		161,697
Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,415	106,210
Rollins Inc.	800	28,912
Waste Management Inc.	2,503	231,678
		366,800
Fertilizers & Agricultural Chemicals – 0.2%
CF Industries Holdings Inc.	1,250	34,000
Corteva Inc.	4,717	110,850	(a)
FMC Corp.	758	61,921
The Mosaic Co.	2,500	27,050
		233,821
Financial Exchanges & Data – 1.2%
Cboe Global Markets Inc.	663	59,173
CME Group Inc.	2,320	401,151
Intercontinental Exchange Inc.	3,583	289,327
MarketAxess Holdings Inc.	250	83,143
Moody’s Corp.	1,056	223,344
MSCI Inc.	500	144,480
Nasdaq Inc.	691	65,610
S&P Global Inc.	1,582	387,669
		1,653,897
Food Distributors – 0.1%
Sysco Corp.	3,318	151,400
Food Retail – 0.1%
The Kroger Co.	5,010	150,901
Footwear – 0.5%
NIKE Inc., Class B	7,953	658,031

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Gas Utilities – 0.1%
Atmos Energy Corp.	700	$69,461
General Merchandise Stores – 0.5%
Dollar General Corp.	1,606	242,522
Dollar Tree Inc.	1,492	109,617	(a)
Target Corp.	3,295	306,336
		658,475
Gold – 0.2%
Newmont Corp.	5,183	234,686
Health Care REITs – 0.2%
Healthpeak Properties Inc.	3,274	78,085
Ventas Inc.	2,629	70,457
Welltower Inc.	2,520	115,366
		263,908
Healthcare Distributors – 0.3%
AmerisourceBergen Corp.	913	80,801
Cardinal Health Inc.	1,868	89,552
Henry Schein Inc.	863	43,599	(a)
McKesson Corp.	1,013	137,018
		350,970
Healthcare Equipment – 3.5%
Abbott Laboratories	11,296	891,367	(b)
ABIOMED Inc.	300	43,548	(a)
Baxter International Inc.	3,225	261,838
Becton Dickinson and Co.	1,718	394,745
Boston Scientific Corp.	8,820	287,797	(a)
Danaher Corp.	4,075	564,021
Edwards Lifesciences Corp.	1,319	248,790	(a)
Hologic Inc.	1,900	66,690	(a)
IDEXX Laboratories Inc.	522	126,449	(a)
Intuitive Surgical Inc.	747	369,922	(a)
Medtronic PLC	8,563	772,211
ResMed Inc.	894	131,677
STERIS PLC	500	69,985
Stryker Corp.	2,078	345,966
Teleflex Inc.	300	87,858
Varian Medical Systems Inc.	634	65,086	(a)
Zimmer Biomet Holdings Inc.	1,337	135,144
		4,863,094
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	1,657	148,881
Universal Health Services Inc., Class B	558	55,287
		204,168
Healthcare Services – 0.8%
Cigna Corp.	2,373	420,448	(a)
CVS Health Corp.	8,282	491,371
DaVita Inc.	558	42,441	(a)
Laboratory Corporation of America Holdings	591	74,697	(a)
Quest Diagnostics Inc.	800	64,240
		1,093,197
Healthcare Supplies – 0.2%
Align Technology Inc.	461	80,191	(a)
DENTSPLY SIRONA Inc.	1,532	59,488
The Cooper Companies Inc.	315	86,836
		226,515
Healthcare Technology – 0.1%
Cerner Corp.	2,100	132,279
Home Building – 0.2%
D.R. Horton Inc.	2,047	69,598
Lennar Corp., Class A	1,800	68,760
NVR Inc.	20	51,382	(a)
PulteGroup Inc.	1,535	34,261
		224,001
Home Furnishings – 0.0% *
Leggett & Platt Inc.	1,000	26,680
Mohawk Industries Inc.	400	30,496	(a)
		57,176

	Number of Shares	Fair Value
Home Improvement Retail – 1.2%
Lowe’s Companies Inc.	4,876	$419,580
The Home Depot Inc.	6,984	1,303,982
		1,723,562
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	4,517	49,868
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	2,900	38,193
Hilton Worldwide Holdings Inc.	1,900	129,656
Marriott International Inc., Class A	1,697	126,952	(a)
Norwegian Cruise Line Holdings Ltd.	1,500	16,440	(a)
Royal Caribbean Cruises Ltd.	1,063	34,197
		345,438
Household Appliances – 0.0% *
Whirlpool Corp.	462	39,640
Household Products – 1.9%
Church & Dwight Company Inc.	1,538	98,709
Colgate-Palmolive Co.	5,439	360,932
Kimberly-Clark Corp.	2,168	277,222
The Clorox Co.	782	135,482
The Procter & Gamble Co.	15,978	1,757,580
		2,629,925
Housewares & Specialties – 0.0% *
Newell Brands Inc.	2,334	30,996
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	875	33,031
Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corp.	2,823	804,922
Walmart Inc.	9,075	1,031,101
		1,836,023
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	3,956	53,802	(b)
Industrial Conglomerates – 1.3%
3M Co.	3,663	500,036	(b)
General Electric Co.	55,571	441,234
Honeywell International Inc.	4,559	609,948
Roper Technologies Inc.	628	195,817
		1,747,035
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	1,441	287,638	(b)
Linde PLC	3,426	592,698
		880,336
Industrial Machinery – 0.7%
Dover Corp.	1,009	84,696
Flowserve Corp.	900	21,501
Fortive Corp.	1,849	102,046
IDEX Corp.	500	69,055
Illinois Tool Works Inc.	1,851	263,064
Ingersoll Rand Inc.	1,411	34,993	(a)
Parker-Hannifin Corp.	834	108,195
Pentair PLC	1,146	34,105
Snap-on Inc.	409	44,507
Stanley Black & Decker Inc.	929	92,900
Xylem Inc.	1,095	71,317
		926,379
Industrial REITs – 0.3%
Duke Realty Corp.	2,500	80,950
Prologis Inc.	4,687	376,694
		457,644
Insurance Brokers – 0.6%
Aon PLC	1,534	253,172
Arthur J Gallagher & Co.	1,227	100,013
Marsh & McLennan Companies Inc.	3,196	276,326
Willis Towers Watson PLC	858	145,731
		775,242

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Integrated Oil & Gas – 1.4%
Chevron Corp.	12,088	$875,896
Exxon Mobil Corp.	27,070	1,027,848
Occidental Petroleum Corp.	6,029	69,816
		1,973,560
Integrated Telecommunication Services – 2.0%
AT&T Inc.	46,780	1,363,637
Verizon Communications Inc.	26,484	1,422,985
		2,786,622
Interactive Home Entertainment – 0.4%
Activision Blizzard Inc.	4,860	289,073	(b)
Electronic Arts Inc.	1,905	190,824	(a)
Take-Two Interactive Software Inc.	691	81,959	(a)
		561,856
Interactive Media & Services – 5.2%
Alphabet Inc., Class A	1,921	2,232,106	(a)
Alphabet Inc., Class C	1,916	2,227,944	(a)
Facebook Inc., Class A	15,431	2,573,891	(a)
Twitter Inc.	5,100	125,256	(a)
		7,159,197
Internet & Direct Marketing Retail – 4.2%
Amazon.com Inc.	2,673	5,211,602	(a)
Booking Holdings Inc.	271	364,582	(a)
eBay Inc.	4,772	143,446
Expedia Group Inc.	850	47,829
		5,767,459
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	994	90,941	(a)
VeriSign Inc.	640	115,258	(a)
		206,199
Investment Banking & Brokerage – 0.7%
E*TRADE Financial Corp.	1,640	56,285
Morgan Stanley	7,364	250,376
Raymond James Financial Inc.	904	57,133
The Charles Schwab Corp.	7,411	249,158
The Goldman Sachs Group Inc.	2,021	312,426
		925,378
IT Consulting & Other Services – 1.2%
Accenture PLC, Class A	4,053	661,693	(b)
Cognizant Technology Solutions Corp., Class A	3,434	159,578
DXC Technology Co.	1,824	23,803
Gartner Inc.	600	59,742	(a)
International Business Machines Corp.	5,651	626,865
Leidos Holdings Inc.	800	73,320
		1,605,001
Leisure Products – 0.0% *
Hasbro Inc.	796	56,954
Life & Health Insurance – 0.4%
Aflac Inc.	4,826	165,242	(b)
Globe Life Inc.	666	47,932
Lincoln National Corp.	1,260	33,163
MetLife Inc.	5,160	157,741
Principal Financial Group Inc.	1,711	53,623
Prudential Financial Inc.	2,505	130,611
Unum Group	1,589	23,851
		612,163
Life Sciences Tools & Services – 1.1%
Agilent Technologies Inc.	2,022	144,816	(b)
Illumina Inc.	943	257,552	(a)
IQVIA Holdings Inc.	1,200	129,432	(a)
Mettler-Toledo International Inc.	150	103,576	(a)
PerkinElmer Inc.	711	53,524
Thermo Fisher Scientific Inc.	2,561	726,300
Waters Corp.	384	69,907	(a)
		1,485,107
Managed Healthcare – 1.7%
Anthem Inc.	1,610	365,534
Centene Corp.	3,741	222,253	(a)
Humana Inc.	847	265,975
UnitedHealth Group Inc.	6,068	1,513,238
		2,367,000

	Number of Shares	Fair Value
Metal & Glass Containers – 0.1%
Ball Corp.	2,082	$134,622
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	1,135	21,486
Movies & Entertainment – 1.6%
Live Nation Entertainment Inc.	800	36,368	(a)
Netflix Inc.	2,803	1,052,527	(a)
The Walt Disney Co.	11,537	1,114,474
		2,203,369
Multi-Line Insurance – 0.2%
American International Group Inc.	5,829	141,353
Assurant Inc.	339	35,287
The Hartford Financial Services Group Inc.	2,196	77,387
		254,027
Multi-Sector Holdings – 1.6%
Berkshire Hathaway Inc., Class B	12,541	2,292,871	(a)
Multi-Utilities – 1.1%
Ameren Corp.	1,642	119,587
CenterPoint Energy Inc.	2,964	45,794
CMS Energy Corp.	1,749	102,754
Consolidated Edison Inc.	2,079	162,162
Dominion Energy Inc.	5,228	377,409
DTE Energy Co.	1,280	121,562
NiSource Inc.	2,515	62,799
Public Service Enterprise Group Inc.	3,151	141,511
Sempra Energy	1,800	203,382
WEC Energy Group Inc.	2,009	177,053
		1,514,013
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	109,648	(b)
Boston Properties Inc.	898	82,823
SL Green Realty Corp.	600	25,860
Vornado Realty Trust	1,211	43,850
		262,181
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	900	14,085
Oil & Gas Equipment & Services – 0.2%
Baker Hughes Co.	3,481	36,551
Halliburton Co.	5,658	38,757
National Oilwell Varco Inc.	2,846	27,976
Schlumberger Ltd.	8,621	116,297
TechnipFMC PLC	2,686	18,104
		237,685
Oil & Gas Exploration & Production – 0.5%
Apache Corp.	2,348	9,815
Cabot Oil & Gas Corp.	2,380	40,912
Concho Resources Inc.	1,300	55,705
ConocoPhillips	7,235	222,838
Devon Energy Corp.	2,992	20,675
Diamondback Energy Inc.	1,100	28,820
EOG Resources Inc.	3,800	136,496
Hess Corp.	1,818	60,539
Marathon Oil Corp.	5,742	18,891
Noble Energy Inc.	3,700	22,348
Pioneer Natural Resources Co.	1,009	70,781
		687,820
Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp.	900	22,059
Marathon Petroleum Corp.	3,983	94,078
Phillips 66	2,961	158,858
Valero Energy Corp.	2,538	115,124
		390,119
Oil & Gas Storage & Transportation – 0.2%
Kinder Morgan Inc.	12,223	170,144
ONEOK Inc.	2,700	58,887
The Williams Companies Inc.	7,489	105,969
		335,000

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Packaged Foods & Meats – 1.1%
Campbell Soup Co.	1,215	$56,084
Conagra Brands Inc.	3,254	95,472
General Mills Inc.	3,799	200,473
Hormel Foods Corp.	1,800	83,952
Kellogg Co.	1,701	102,043
Lamb Weston Holdings Inc.	868	49,563
McCormick & Company Inc.	800	112,968
Mondelez International Inc., Class A	9,355	468,498
The Hershey Co.	921	122,033
The JM Smucker Co.	747	82,917
The Kraft Heinz Co.	3,828	94,705
Tyson Foods Inc., Class A	1,966	113,773
		1,582,481
Paper Packaging – 0.2%
Amcor PLC	9,798	79,560	(a)
Avery Dennison Corp.	492	50,120
International Paper Co.	2,530	78,759
Packaging Corporation of America	685	59,479
Sealed Air Corp.	931	23,005
WestRock Co.	1,775	50,161
		341,084
Personal Products – 0.2%
Coty Inc., Class A	1,910	9,856
The Estee Lauder Companies Inc., Class A	1,406	224,032
		233,888
Pharmaceuticals – 5.1%
Allergan PLC	2,085	369,253
Bristol-Myers Squibb Co.	14,976	834,762
Eli Lilly & Co.	5,394	748,256
Johnson & Johnson	16,871	2,212,294
Merck & Company Inc.	16,294	1,253,660
Mylan N.V.	3,050	45,476	(a)
Perrigo Company PLC	975	46,888
Pfizer Inc.	35,412	1,155,848
Zoetis Inc.	3,023	355,777
		7,022,214
Property & Casualty Insurance – 0.8%
Chubb Ltd.	2,872	320,774
Cincinnati Financial Corp.	923	69,640
Loews Corp.	1,524	53,081
The Allstate Corp.	2,033	186,487	(b)
The Progressive Corp.	3,803	280,814
The Travelers Companies Inc.	1,667	165,616
WR Berkley Corp.	1,000	52,170
		1,128,582
Publishing – 0.0% *
News Corp., Class A	2,596	23,299
Railroads – 0.9%
CSX Corp.	5,100	292,230
Kansas City Southern	606	77,071
Norfolk Southern Corp.	1,647	240,462
Union Pacific Corp.	4,429	624,666
		1,234,429
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,321	87,525	(a)
Regional Banks – 0.8%
Citizens Financial Group Inc.	3,000	56,430
Comerica Inc.	848	24,880
Fifth Third Bancorp	4,735	70,315
First Republic Bank	1,036	85,242
Huntington Bancshares Inc.	6,934	56,928
KeyCorp	6,928	71,843
M&T Bank Corp.	890	92,053
People’s United Financial Inc.	3,200	35,360
Regions Financial Corp.	5,743	51,515

	Number of Shares	Fair Value
SVB Financial Group	300	$45,324	(a)
The PNC Financial Services Group Inc.	2,839	271,749
Truist Financial Corp.	8,625	265,995
Zions Bancorp NA	1,000	26,760
		1,154,394
Reinsurance – 0.0% *
Everest Re Group Ltd.	300	57,726
Research & Consulting Services – 0.3%
Equifax Inc.	744	88,871
IHS Markit Ltd.	2,531	151,860
Nielsen Holdings PLC	2,328	29,193
Verisk Analytics Inc.	1,100	153,318
		423,242
Residential REITs – 0.4%
Apartment Investment & Management Co., Class A	977	34,341
AvalonBay Communities Inc.	869	127,891
Equity Residential	2,308	142,427
Essex Property Trust Inc.	450	99,108
Mid-America Apartment Communities Inc.	800	82,424
UDR Inc.	1,900	69,426
		555,617
Restaurants – 1.1%
Chipotle Mexican Grill Inc.	160	104,704	(a)
Darden Restaurants Inc.	886	48,252
McDonald’s Corp.	4,813	795,830
Starbucks Corp.	7,525	494,693
Yum! Brands Inc.	1,974	135,278
		1,578,757
Retail REITs – 0.2%
Federal Realty Investment Trust	500	37,305
Kimco Realty Corp.	3,097	29,948
Realty Income Corp.	2,000	99,720
Regency Centers Corp.	999	38,391
Simon Property Group Inc.	1,979	108,568
		313,932
Semiconductor Equipment – 0.5%
Applied Materials Inc.	5,845	267,818
KLA Corp.	985	141,584
Lam Research Corp.	931	223,440
		632,842
Semiconductors – 4.0%
Advanced Micro Devices Inc.	7,600	345,648	(a)
Analog Devices Inc.	2,387	213,995
Broadcom Inc.	2,530	599,863
Intel Corp.	27,862	1,507,891
Maxim Integrated Products Inc.	1,800	87,498
Microchip Technology Inc.	1,600	108,480
Micron Technology Inc.	7,268	305,692	(a)
NVIDIA Corp.	3,915	1,031,994
Qorvo Inc.	700	56,441	(a)
QUALCOMM Inc.	7,271	491,883
Skyworks Solutions Inc.	1,048	93,670
Texas Instruments Inc.	5,964	595,983
Xilinx Inc.	1,587	123,691
		5,562,729
Soft Drinks – 1.7%
Monster Beverage Corp.	2,456	138,175	(a)
PepsiCo Inc.	8,921	1,071,412
The Coca-Cola Co.	24,672	1,091,736
		2,301,323
Specialized Consumer Services – 0.0% *
H&R Block Inc.	1,579	22,232
Specialized REITs – 1.6%
American Tower Corp.	2,825	615,144
Crown Castle International Corp.	2,689	388,291
Digital Realty Trust Inc.	1,656	230,035
Equinix Inc.	541	337,892

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Extra Space Storage Inc.	800	$76,608
Iron Mountain Inc.	1,886	44,887
Public Storage	942	187,091
SBA Communications Corp.	733	197,888
Weyerhaeuser Co.	4,967	84,191
		2,162,027
Specialty Chemicals – 0.7%
Albemarle Corp.	769	43,348	(b)
Celanese Corp.	722	52,988
DuPont de Nemours Inc.	4,639	158,190
Ecolab Inc.	1,585	246,990
International Flavors & Fragrances Inc.	647	66,046
PPG Industries Inc.	1,478	123,561
The Sherwin-Williams Co.	527	242,167
		933,290
Specialty Stores – 0.2%
Tiffany & Co.	704	91,168
Tractor Supply Co.	837	70,768
Ulta Salon Cosmetics & Fragrance Inc.	400	70,280	(a)
		232,216
Steel – 0.0% *
Nucor Corp.	1,791	64,512
Systems Software – 6.4%
Fortinet Inc.	900	91,053	(a)
Microsoft Corp.	48,972	7,723,374
Nortonlifelock Inc.	3,572	66,832
Oracle Corp.	13,829	668,356
ServiceNow Inc.	1,200	343,896	(a)
		8,893,511
Technology Distributors – 0.1%
CDW Corp.	880	82,078
Technology Hardware, Storage & Peripherals – 5.2%
Apple Inc.	26,810	6,817,515
Hewlett Packard Enterprise Co.	8,319	80,778
HP Inc.	9,261	160,771
NetApp Inc.	1,470	61,284
Seagate Technology PLC	1,432	69,882

Other Information:

	Number of Shares	Fair Value
Western Digital Corp.	1,815	$75,540
Xerox Holdings Corp.	1,211	22,936	(a)
		7,288,706
Tobacco – 0.9%
Altria Group Inc.	11,884	459,554
Philip Morris International Inc.	9,933	724,712
		1,184,266
Trading Companies & Distributors – 0.2%
Fastenal Co.	3,900	121,875
United Rentals Inc.	440	45,276	(a)
WW Grainger Inc.	282	70,077
		237,228
Trucking – 0.1%
JB Hunt Transport Services Inc.	520	47,960
Old Dominion Freight Line Inc.	600	78,756
		126,716
Water Utilities – 0.1%
American Water Works Company Inc.	1,200	143,472
Wireless Telecommunication Services – 0.1%
T-Mobile US Inc.	2,003	168,052	(a)

Total Common Stock (Cost $60,530,814)		137,204,417

Short-Term Investments – 1.2%
State Street Institutional Liquid Reserves Fund - Premier Class 0.81% (Cost $1,724,843)	1,726,948	1,725,394	(d,e)
Total Investments (Cost $62,255,657)		138,929,811
Liabilities in Excess of Other Assets, net – (0.0)%		(51,009)

NET ASSETS – 100.0%		$138,878,802

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2020	12	$1,579,913	$1,541,820	$(38,093)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$137,204,417	$—	$—	$137,204,417
	Short-Term Investments	1,725,394	—	—	1,725,394

Total Investments in Securities		$138,929,811	$—	$—	$138,929,811

Other Financial Instruments
	Long Futures Contracts - Unrealized Depreciation	$(38,093)	$—	$—	$(38,093)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	2,611	$206,530	$—	$13,928	$(7,318)	$(62,177)	2,311	$123,107	$1,202
State Street Institutional Liquid Reserves Fund, Premier Class	896,863	896,953	7,664,603	6,836,812	99	551	1,726,948	1,725,394	4,140

TOTAL		$1,103,483	$7,664,603	$6,850,740	$(7,219)	$(61,626)		$1,848,501	$5,342

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.9% †
Application Software – 3.3%
salesforce.com Inc.	6,580	$947,388	(a)
Biotechnology – 5.7%
Alexion Pharmaceuticals Inc.	6,478	581,660	(a)
BioMarin Pharmaceutical Inc.	4,951	418,359	(a)
Vertex Pharmaceuticals Inc.	2,713	645,558	(a)
		1,645,577
Cable & Satellite – 2.3%
Charter Communications Inc., Class A	1,507	657,519	(a)
Data Processing & Outsourced Services – 7.9%
Fidelity National Information Services Inc.	4,575	556,503
Mastercard Inc., Class A	1,846	445,920
Visa Inc., Class A	8,031	1,293,955
		2,296,378
Electronic Components – 1.3%
Corning Inc.	18,780	385,741
Financial Exchanges & Data – 4.5%
CME Group Inc.	3,273	565,934
S&P Global Inc.	3,013	738,336
		1,304,270
Healthcare Equipment – 4.5%
Boston Scientific Corp.	23,295	760,116	(a)
Intuitive Surgical Inc.	1,079	534,331	(a)
		1,294,447
Home Improvement Retail – 1.9%
Lowe’s Companies Inc.	6,232	536,264
Industrial Conglomerates – 1.8%
Honeywell International Inc.	3,869	517,634
Interactive Media & Services – 10.7%
Alphabet Inc., Class A	426	494,991	(a)
Alphabet Inc., Class C	1,192	1,386,070	(a)
Facebook Inc., Class A	7,183	1,198,124	(a)
		3,079,185
Internet & Direct Marketing Retail – 9.2%
Alibaba Group Holding Ltd. ADR	2,266	440,692	(a)
Amazon.com Inc.	955	1,861,982	(a)
Booking Holdings Inc.	263	353,819	(a)
		2,656,493
Managed Healthcare – 2.7%
UnitedHealth Group Inc.	3,144	784,051
Movies & Entertainment – 2.3%
The Walt Disney Co.	6,851	661,807
Pharmaceuticals – 1.6%
Elanco Animal Health Inc.	21,088	472,160	(a)
Regional Banks – 1.2%
First Republic Bank	4,208	346,234

Other Information:

	Number of Shares	Fair Value
Restaurants – 0.8%
Domino’s Pizza Inc.	754	$244,349
Semiconductor Equipment – 4.0%
Applied Materials Inc.	17,682	810,189
ASML Holding N.V.	1,348	352,691
		1,162,880
Semiconductors – 2.0%
NVIDIA Corp.	2,215	583,874
Soft Drinks – 2.8%
PepsiCo Inc.	6,682	802,508
Specialized REITs – 1.8%
American Tower Corp.	2,347	511,059
Specialty Chemicals – 0.8%
Albemarle Corp.	4,063	229,031
Systems Software – 12.1%
Microsoft Corp.	17,877	2,819,382
ServiceNow Inc.	2,314	663,146	(a)
		3,482,528
Technology Hardware, Storage & Peripherals – 7.2%
Apple Inc.	8,161	2,075,261
Trading Companies & Distributors – 1.9%
United Rentals Inc.	5,289	544,238	(a)
Trucking – 0.6%
Lyft Inc., Class A	6,628	177,962	(a)
Total Common Stock (Cost $17,904,001)		27,398,838

Exchange Traded & Mutual Funds – 0.7%
The Consumer Discretionary Select Sector SPDR Fund (Cost $242,596)	2,098	205,772	(b,c)
Total Investments in Securities (Cost $18,146,597)		27,604,610

Short-Term Investments – 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $911,464)	911,464	911,464	(c,d)
Total Investments (Cost $19,058,061)		28,516,074
Other Assets and Liabilities, net – 1.2%		339,315

NET ASSETS – 100.0%		$28,855,389

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2020	4	$475,809	$513,940	$38,131

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$27,398,838	$—	$—	$27,398,838
	Exchange Traded & Mutual Funds	205,772	—	—	205,772
	Short-Term Investments	911,464	—	—	911,464

Total Investments in Securities		$28,516,074	$—	$—	$28,516,074

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$38,131	$—	$—	$38,131

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	2,634	$330,356	$31,691	$98,014	$(6,580)	$(51,681)	2,098	$205,772	$2,987
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,223,418	1,223,418	2,690,587	3,002,541	—	—	911,464	911,464	2,987

TOTAL		$1,553,774	$2,722,278	$3,100,555	$(6,580)	$(51,681)		$1,117,236	$5,974

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 93.5% †
Aerospace & Defense – 0.7%
Cubic Corp.	402	$16,606
Teledyne Technologies Inc.	481	142,987	(a,b)
		159,593
Agricultural & Farm Machinery – 1.0%
AGCO Corp.	4,457	210,593
Agricultural Products – 1.2%
Darling Ingredients Inc.	14,035	269,051	(a)
Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	917	16,763	(a)
Echo Global Logistics Inc.	911	15,560	(a)
Forward Air Corp.	356	18,031
Hub Group Inc., Class A	402	18,279	(a)
		68,633
Airlines – 0.0% *
Hawaiian Holdings Inc.	404	4,218
Apparel Retail – 0.7%
American Eagle Outfitters Inc.	4,474	35,568
Burlington Stores Inc.	401	63,543	(a)
Chico’s FAS Inc.	5,589	7,210
The Buckle Inc.	3,096	42,446
		148,767
Application Software – 5.4%
ACI Worldwide Inc.	3,832	92,543	(a)
Altair Engineering Inc., Class A	1,632	43,248	(a)
Blackbaud Inc.	2,693	149,596
Blackline Inc.	2,169	114,111	(a)
Box Inc., Class A	883	12,397	(a)
Cloudera Inc.	985	7,752	(a)
Cornerstone OnDemand Inc.	1,743	55,340	(a)
Digital Turbine Inc.	2,124	9,155	(a)
Envestnet Inc.	1,500	80,670	(a)
Medallia Inc.	2,900	58,116	(a)
Mitek Systems Inc.	1,989	15,673	(a)
New Relic Inc.	2,980	137,795	(a)
Q2 Holdings Inc.	2,580	152,375	(a)
RealPage Inc.	1,325	70,132	(a)
SPS Commerce Inc.	134	6,233	(a,b)
Verint Systems Inc.	761	32,723	(a,b)
Yext Inc.	11,490	117,083	(a,b)
Zix Corp.	3,780	16,292	(a,b)
		1,171,234
Asset Management & Custody Banks – 0.1%
Brightsphere Investment Group Inc.	1,307	8,352	(a)
Cohen & Steers Inc.	364	16,544
		24,896
Auto Parts & Equipment – 0.6%
Dana Inc.	2,606	20,353
Dorman Products Inc.	382	21,113	(a)
LCI Industries	470	31,410
Modine Manufacturing Co.	2,166	7,040	(a)
Standard Motor Products Inc.	1,183	49,177	(b)
		129,093
Automobile Manufacturers – 0.8%
Thor Industries Inc.	3,669	154,758	(b)
Winnebago Industries Inc.	433	12,042	(b)
		166,800
Automotive Retail – 1.3%
America’s Car-Mart Inc.	751	42,319	(a)
Group 1 Automotive Inc.	1,396	61,787
Lithia Motors Inc., Class A	107	8,751
Monro Inc.	701	30,711
Murphy USA Inc.	1,598	134,807	(a)
		278,375
Biotechnology – 0.5%
Emergent BioSolutions Inc.	877	50,743	(a)
Heron Therapeutics Inc.	2,900	34,046	(a)

	Number of Shares	Fair Value
Ironwood Pharmaceuticals Inc.	1,165	$11,755	(a)
Vanda Pharmaceuticals Inc.	885	9,169	(a,b)
		105,713
Brewers – 0.4%
The Boston Beer Company Inc., Class A	220	80,863	(a)
Building Products – 0.7%
American Woodmark Corp.	428	19,504	(a)
Builders FirstSource Inc.	1,166	14,260	(a)
CSW Industrials Inc.	665	43,125
Patrick Industries Inc.	359	10,110
Universal Forest Products Inc.	1,486	55,264	(b)
		142,263
Commodity Chemicals – 0.6%
AdvanSix Inc.	795	7,584	(a)
Koppers Holdings Inc.	10,016	123,898	(a)
		131,482
Communications Equipment – 0.6%
Extreme Networks Inc.	9,238	28,545	(a)
Infinera Corp.	3,272	17,341	(a)
Lumentum Holdings Inc.	591	43,557	(a)
NETGEAR Inc.	1,075	24,553	(a)
Plantronics Inc.	1,012	10,181
		124,177
Computer & Electronics Retail – 0.0% *
Rent-A-Center Inc.	561	7,933
Construction & Engineering – 2.3%
Aegion Corp.	8,162	146,345	(a)
Comfort Systems USA Inc.	284	10,380
Dycom Industries Inc.	9,510	243,932	(a)
EMCOR Group Inc.	278	17,047
Great Lakes Dredge & Dock Corp.	2,207	18,318	(a)
MasTec Inc.	355	11,619	(a)
Valmont Industries Inc.	385	40,802	(b)
		488,443
Construction Machinery & Heavy Trucks – 1.6%
Alamo Group Inc.	625	55,488
Astec Industries Inc.	759	26,542
The Greenbrier Companies Inc.	1,084	19,230
The Manitowoc Company Inc.	3,535	30,048	(a)
Trinity Industries Inc.	12,268	197,147	(b)
Wabash National Corp.	3,079	22,230	(b)
		350,685
Construction Materials – 0.1%
Eagle Materials Inc.	394	23,017
Consumer Electronics – 0.0% *
Universal Electronics Inc.	255	9,784	(a,b)
Consumer Finance – 0.2%
Curo Group Holdings Corp.	963	5,104
Enova International Inc.	1,441	20,880	(a)
Green Dot Corp., Class A	542	13,761	(a)
		39,745
Data Processing & Outsourced Services – 1.9%
Broadridge Financial Solutions Inc.	1,593	151,064
Cass Information Systems Inc.	194	6,821
CSG Systems International Inc.	1,612	67,462
EVERTEC Inc.	903	20,525
ExlService Holdings Inc.	156	8,117	(a)
I3 Verticals Inc., Class A	801	15,291	(a)
MAXIMUS Inc.	327	19,032
NIC Inc.	5,597	128,731
		417,043
Distillers & Vintners – 0.2%
MGP Ingredients Inc.	1,940	52,167
Distributors – 0.5%
Core-Mark Holding Company Inc.	614	17,542
LKQ Corp.	4,392	90,080	(a)
		107,622

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Diversified Metals & Mining – 0.3%
Compass Minerals International Inc.	1,388	$53,396
Materion Corp.	381	13,339
		66,735
Diversified REITs – 0.2%
American Assets Trust Inc.	1,050	26,250
Essential Properties Realty Trust Inc.	1,324	17,291
		43,541
Diversified Support Services – 1.7%
Healthcare Services Group Inc.	4,321	103,315
IAA Inc.	1,039	31,128	(a)
Ritchie Bros Auctioneers Inc.	6,114	208,977	(b)
UniFirst Corp.	160	24,174	(b)
		367,594
Education Services – 0.3%
K12 Inc.	3,203	60,409	(a)
Electric Utilities – 1.1%
ALLETE Inc.	471	28,581
IDACORP Inc.	2,394	210,169
		238,750
Electrical Components & Equipment – 0.6%
Atkore International Group Inc.	768	16,182	(a)
EnerSys	185	9,161
Generac Holdings Inc.	647	60,281	(a)
Regal Beloit Corp.	549	34,559
		120,183
Electronic Components – 1.4%
Belden Inc.	5,718	206,305
Littelfuse Inc.	731	97,530
Rogers Corp.	95	8,970	(a,b)
		312,805
Electronic Equipment & Instruments – 0.9%
Itron Inc.	288	16,079	(a)
National Instruments Corp.	1,427	47,205
Novanta Inc.	230	18,372	(a)
OSI Systems Inc.	66	4,549	(a)
Zebra Technologies Corp., Class A	615	112,914	(a,b)
		199,119
Electronic Manufacturing Services – 0.7%
Fabrinet	395	21,551	(a)
Methode Electronics Inc.	1,215	32,113
Plexus Corp.	799	43,593	(a)
Sanmina Corp.	632	17,241	(a,b)
TTM Technologies Inc.	3,331	34,443	(a,b)
		148,941
Environmental & Facilities Services – 0.8%
Clean Harbors Inc.	3,258	167,266	(a)
Food Distributors – 0.4%
Performance Food Group Co.	3,585	88,621	(a)
Food Retail – 0.2%
Casey’s General Stores Inc.	141	18,681
Sprouts Farmers Market Inc.	1,089	20,245	(a,b)
		38,926
Footwear – 0.5%
Deckers Outdoor Corp.	271	36,314	(a)
Wolverine World Wide Inc.	4,670	70,984	(b)
		107,298
Forest Products – 0.1%
Boise Cascade Co.	675	16,052
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	210	17,999
Spire Inc.	680	50,646	(b)
		68,645
Health Care REITs – 0.3%
National Health Investors Inc.	542	26,840
Physicians Realty Trust	2,588	36,077
		62,917

	Number of Shares	Fair Value
Healthcare Distributors – 0.1%
Covetrus Inc.	3,920	$31,909	(a)
Healthcare Equipment – 5.0%
AtriCure Inc.	2,320	77,929	(a)
Cantel Medical Corp.	2,310	82,929
Cardiovascular Systems Inc.	3,695	130,101	(a)
CONMED Corp.	1,750	100,222
Envista Holdings Corp.	315	4,706	(a)
Globus Medical Inc., Class A	985	41,892	(a)
Hill-Rom Holdings Inc.	2,205	221,823
Integer Holdings Corp.	285	17,915	(a)
Integra LifeSciences Holdings Corp.	3,830	171,086	(a)
IntriCon Corp.	1,971	23,199	(a)
LeMaitre Vascular Inc.	837	20,858
LivaNova PLC	345	15,611	(a)
Masimo Corp.	365	64,649	(a)
Orthofix Medical Inc.	880	24,649	(a)
Penumbra Inc.	490	79,052	(a)
Tactile Systems Technology Inc.	285	11,445	(a,b)
		1,088,066
Healthcare Facilities – 0.7%
Acadia Healthcare Company Inc.	3,672	67,381	(a)
Hanger Inc.	2,549	39,714	(a)
Select Medical Holdings Corp.	1,057	15,855	(a,b)
Tenet Healthcare Corp.	432	6,221	(a,b)
The Ensign Group Inc.	415	15,608
		144,779
Healthcare Services – 1.1%
Amedisys Inc.	170	31,202	(a)
AMN Healthcare Services Inc.	1,173	67,811	(a)
BioTelemetry Inc.	1,921	73,977	(a)
LHC Group Inc.	60	8,364	(a)
MEDNAX Inc.	3,373	39,262	(a)
R1 RCM Inc.	1,724	15,671	(a)
		236,287
Healthcare Supplies – 0.8%
Avanos Medical Inc.	4,710	126,840	(a)
Haemonetics Corp.	52	5,183	(a)
Lantheus Holdings Inc.	1,154	14,725	(a)
Quidel Corp.	211	20,638	(a)
		167,386
Healthcare Technology – 1.3%
Computer Programs & Systems Inc.	629	13,995
HMS Holdings Corp.	4,205	106,260	(a)
Inspire Medical Systems Inc.	1,195	72,035	(a)
NextGen Healthcare Inc.	1,978	20,650	(a)
Omnicell Inc.	462	30,298	(a)
Teladoc Health Inc.	260	40,303	(a,b)
		283,541
Home Building – 0.8%
Cavco Industries Inc.	300	43,482	(a)
Installed Building Products Inc.	171	6,818	(a)
LGI Homes Inc.	514	23,207	(a)
Meritage Homes Corp.	219	7,996	(a)
Skyline Champion Corp.	1,643	25,762	(a,b)
TopBuild Corp.	793	56,810	(a,b)
		164,075
Home Furnishing Retail – 0.3%
Aaron’s Inc.	2,005	45,674
RH	170	17,080	(a)
Sleep Number Corp.	374	7,166	(a,b)
		69,920
Hotel & Resort REITs – 0.2%
RLJ Lodging Trust	5,998	46,305	(b)
Hotels, Resorts & Cruise Lines – 0.8%
Extended Stay America Inc.	23,235	169,848
Household Appliances – 0.1%
Helen of Troy Ltd.	169	24,341	(a)

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Human Resource & Employment Services – 0.3%
ASGN Inc.	447	$15,788	(a)
Barrett Business Services Inc.	217	8,602
Heidrick & Struggles International Inc.	448	10,080
Insperity Inc.	348	12,980
Kforce Inc.	717	18,334
		65,784
Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	879	22,388	(a)
Industrial Machinery – 6.8%
Albany International Corp., Class A	290	13,726
Altra Industrial Motion Corp.	7,113	124,406
Barnes Group Inc.	4,784	200,115
Crane Co.	3,385	166,474
Enerpac Tool Group Corp.	8,928	147,758
Evoqua Water Technologies Corp.	1,645	18,441	(a)
John Bean Technologies Corp.	2,160	160,423
LB Foster Co., Class A	1,284	15,870	(a)
Lydall Inc.	740	4,780	(a)
Mueller Industries Inc.	3,686	88,243
Standex International Corp.	1,125	55,148	(b)
The Timken Co.	6,577	212,700	(b)
TriMas Corp.	3,040	70,224	(a,b)
Watts Water Technologies Inc., Class A	1,011	85,581	(b)
Welbilt Inc.	10,850	55,661	(a,b)
Woodward Inc.	954	56,706	(b)
		1,476,256
Industrial REITs – 0.8%
EastGroup Properties Inc.	1,082	113,047
Monmouth Real Estate Investment Corp.	2,669	32,162
Rexford Industrial Realty Inc.	538	22,063
		167,272
Interactive Home Entertainment – 0.1%
Glu Mobile Inc.	2,800	17,612	(a)
Internet & Direct Marketing Retail – 0.1%
1-800-Flowers.com Inc., Class A	1,274	16,855	(a)
Investment Banking & Brokerage – 1.0%
Evercore Inc., Class A	294	13,542
Houlihan Lokey Inc.	593	30,907
Piper Sandler Cos.,	781	39,495
Raymond James Financial Inc.	1,385	87,532
Stifel Financial Corp.	877	36,203	(b)
		207,679
IT Consulting & Other Services – 0.4%
Perficient Inc.	677	18,340	(a)
Unisys Corp.	3,790	46,806	(a,b)
Virtusa Corp.	747	21,215	(a,b)
		86,361
Leisure Facilities – 0.0% *
SeaWorld Entertainment Inc.	588	6,480	(a,b)
Leisure Products – 0.7%
Callaway Golf Co.	1,367	13,971
Malibu Boats Inc., Class A	628	18,080	(a)
MasterCraft Boat Holdings Inc.	986	7,198	(a)
Polaris Inc.	2,460	118,449
		157,698
Life & Health Insurance – 0.2%
Trupanion Inc.	1,268	33,006	(a,b)
Life Sciences Tools & Services – 2.7%
Bruker Corp.	2,760	98,974
ICON PLC	1,152	156,672	(a)
Medpace Holdings Inc.	333	24,436	(a)
PRA Health Sciences Inc.	270	22,421	(a)
Repligen Corp.	1,506	145,389	(a)
Syneos Health Inc.	3,158	124,488	(a,b)
		572,380
Managed Healthcare – 0.1%
Magellan Health Inc.	215	10,344	(a)

	Number of Shares	Fair Value
Marine – 0.1%
Kirby Corp.	327	$14,215	(a)
Metal & Glass Containers – 0.0% *
Silgan Holdings Inc.	218	6,326	(b)
Mortgage REITs – 0.1%
Blackstone Mortgage Trust Inc., Class A	461	8,584
Redwood Trust Inc.	3,952	19,997
		28,581
Multi-Line Insurance – 0.5%
Horace Mann Educators Corp.	2,336	85,474
National General Holdings Corp.	807	13,356
		98,830
Multi-Utilities – 0.2%
Black Hills Corp.	551	35,281
Office REITs – 1.1%
Corporate Office Properties Trust	1,727	38,218
Cousins Properties Inc.	5,119	149,833
Easterly Government Properties Inc.	2,334	57,510
		245,561
Office Services & Supplies – 1.2%
Herman Miller Inc.	614	13,631
HNI Corp.	1,194	30,077
Knoll Inc.	1,000	10,320
MSA Safety Inc.	1,754	177,505
Steelcase Inc., Class A	3,229	31,870	(b)
		263,403
Oil & Gas Drilling – 0.1%
Helmerich & Payne Inc.	868	13,584
Oil & Gas Equipment & Services – 0.1%
Apergy Corp.	817	4,698	(a)
Natural Gas Services Group Inc.	1,231	5,490	(a)
Oil States International Inc.	6,304	12,797	(a)
ProPetro Holding Corp.	1,311	3,278	(a)
		26,263
Oil & Gas Exploration & Production – 0.4%
Cabot Oil & Gas Corp.	803	13,803
Cimarex Energy Co.	1,883	31,691
Ovintiv Inc.	6,114	16,508
PDC Energy Inc.	4,818	29,920	(a)
		91,922
Other Diversified Financial Services – 0.0% *
Voya Financial Inc.	227	9,205	(b)
Packaged Foods & Meats – 4.9%
B&G Foods Inc.	4,580	82,852
Freshpet Inc.	1,980	126,463	(a)
Hostess Brands Inc.	13,500	143,910	(a)
J&J Snack Foods Corp.	320	38,720
John B Sanfilippo & Son Inc.	229	20,473
Lancaster Colony Corp.	1,345	194,541
Sanderson Farms Inc.	1,763	217,413	(b)
The Simply Good Foods Co.	6,220	119,797	(a,b)
TreeHouse Foods Inc.	2,820	124,503	(a,b)
		1,068,672
Paper Products – 0.1%
Neenah Inc.	534	23,031
Personal Products – 0.3%
elf Beauty Inc.	5,020	49,397	(a)
Medifast Inc.	178	11,125
		60,522
Pharmaceuticals – 2.0%
ANI Pharmaceuticals Inc.	404	16,459	(a)
Catalent Inc.	2,996	155,642	(a)
Collegium Pharmaceutical Inc.	1,026	16,755	(a)
Endo International PLC	1,166	4,314	(a)
Horizon Therapeutics PLC	1,220	36,136	(a)
Prestige Consumer Healthcare Inc.	5,330	195,504	(a)
Supernus Pharmaceuticals Inc.	538	9,679	(a,b)
		434,489

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Property & Casualty Insurance – 2.4%
AMERISAFE Inc.	1,517	$97,801
Argo Group International Holdings Ltd.	3,482	129,043
James River Group Holdings Ltd.	1,670	60,521
Kemper Corp.	193	14,354
Palomar Holdings Inc.	765	44,492	(a)
RLI Corp.	1,152	101,295	(b)
Selective Insurance Group Inc.	1,384	68,785	(b)
Stewart Information Services Corp.	333	8,881	(b)
		525,172
Publishing – 1.0%
John Wiley & Sons Inc., Class A	5,979	224,153
Real Estate Services – 0.0% *
Newmark Group Inc., Class A	837	3,557
Regional Banks – 8.0%
1st Source Corp.	1,081	35,057
Atlantic Union Bankshares Corp.	1,339	29,324
BankUnited Inc.	694	12,978
Bryn Mawr Bank Corp.	1,475	41,861
Cadence BanCorp	3,896	25,519
Community Bank System Inc.	1,400	82,320
Cullen/Frost Bankers Inc.	963	53,726
CVB Financial Corp.	3,510	70,376
Enterprise Financial Services Corp.	1,221	34,078
Equity Bancshares Inc., Class A	1,759	30,343	(a)
First Interstate BancSystem Inc., Class A	797	22,985
Franklin Financial Network Inc.	968	19,738
Fulton Financial Corp.	6,519	74,903
German American Bancorp Inc.	1,670	45,842
Glacier Bancorp Inc.	475	16,152
Home BancShares Inc.	1,277	15,311
IBERIABANK Corp.	2,058	74,417
Independent Bank Corp.	1,710	110,073
Investors Bancorp Inc.	2,124	16,971
Lakeland Financial Corp.	502	18,449
National Bank Holdings Corp., Class A	1,081	25,836
Origin Bancorp Inc.	1,347	27,277
PacWest Bancorp	1,821	32,632
Pinnacle Financial Partners Inc.	595	22,336
Prosperity Bancshares Inc.	3,150	151,987
Renasant Corp.	4,550	99,372
Sandy Spring Bancorp Inc.	1,377	31,175	(b)
Stock Yards Bancorp Inc.	1,380	39,923	(b)
UMB Financial Corp.	2,470	114,559	(b)
United Community Banks Inc.	1,656	30,321	(b)
Valley National Bancorp	2,266	16,564	(b)
Washington Trust Bancorp Inc.	1,180	43,141	(b)
Westamerica Bancorporation	1,976	116,149	(b)
Western Alliance Bancorp	2,940	89,993	(b)
Wintrust Financial Corp.	1,449	47,614	(b)
		1,719,302
Research & Consulting Services – 0.7%
CoreLogic Inc.	2,846	86,917
Resources Connection Inc.	6,181	67,805
		154,722
Residential REITs – 0.1%
NexPoint Residential Trust Inc.	1,244	31,361
Restaurants – 0.9%
Bloomin’ Brands Inc.	448	3,199
Brinker International Inc.	562	6,750
Cracker Barrel Old Country Store Inc.	348	28,960
Dave & Buster’s Entertainment Inc.	359	4,696
Ruth’s Hospitality Group Inc.	2,055	13,727	(b)
Texas Roadhouse Inc.	2,923	120,720	(b)
The Cheesecake Factory Inc.	1,485	25,364
		203,416

	Number of Shares	Fair Value
Retail REITs – 0.1%
Retail Opportunity Investments Corp.	1,365	$11,316
Security & Alarm Services – 1.1%
The Brink’s Co.	4,373	227,615
Semiconductor Equipment – 0.7%
Brooks Automation Inc.	1,400	42,700
Ichor Holdings Ltd.	1,909	36,576	(a)
Onto Innovation Inc.	2,055	60,972	(a)
		140,248
Semiconductors – 0.5%
Diodes Inc.	530	21,537	(a)
Semtech Corp.	2,559	95,962	(a,b)
		117,499
Soft Drinks – 0.3%
Primo Water Corp.	6,340	57,440
Specialized Consumer Services – 0.3%
OneSpaWorld Holdings Ltd.	3,356	13,625
ServiceMaster Global Holdings Inc.	1,668	45,036	(a,b)
WW International Inc.	357	6,037	(a,b)
		64,698
Specialized REITs – 0.9%
CoreSite Realty Corp.	670	77,653
National Storage Affiliates Trust	1,007	29,807
PotlatchDeltic Corp.	1,536	48,215
QTS Realty Trust Inc., Class A	506	29,353
		185,028
Specialty Chemicals – 3.6%
Chase Corp.	370	30,447
HB Fuller Co.	2,527	70,579
Ingevity Corp.	2,256	79,411	(a)
Innospec Inc.	945	65,668
Minerals Technologies Inc.	507	18,384
PolyOne Corp.	4,321	81,970
Quaker Chemical Corp.	833	105,191
Sensient Technologies Corp.	3,794	165,077	(b)
Stepan Co.	1,887	166,924	(b)
		783,651
Specialty Stores – 0.5%
Hudson Ltd., Class A	977	4,905	(a)
National Vision Holdings Inc.	2,350	45,637	(a)
Sally Beauty Holdings Inc.	7,988	64,543	(a,b)
		115,085
Steel – 0.5%
Carpenter Technology Corp.	880	17,160
Commercial Metals Co.	3,738	59,023
Steel Dynamics Inc.	1,449	32,660	(b)
		108,843
Systems Software – 1.3%
CommVault Systems Inc.	266	10,768	(a)
Progress Software Corp.	647	20,704
Qualys Inc.	435	37,840	(a)
SailPoint Technologies Holding Inc.	5,490	83,558	(a,b)
Tenable Holdings Inc.	5,705	124,711	(a,b)
		277,581
Technology Distributors – 0.2%
ePlus Inc.	171	10,708	(a)
Insight Enterprises Inc.	448	18,874	(a)
SYNNEX Corp.	206	15,059	(b)
		44,641
Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage Inc., Class A	12,250	150,675	(a)
Thrifts & Mortgage Finance – 0.9%
Axos Financial Inc.	1,136	20,596	(a)
Essent Group Ltd.	494	13,012
Flagstar Bancorp Inc.	1,087	21,555
FS Bancorp Inc.	237	8,532
HomeStreet Inc.	1,585	35,235
Kearny Financial Corp.	1,315	11,296
NMI Holdings Inc., Class A	856	9,938	(a)
WSFS Financial Corp.	2,682	66,835	(b)
		186,999

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	1,798	$29,307
Trading Companies & Distributors – 0.9%
Applied Industrial Technologies Inc.	2,931	134,005
BMC Stock Holdings Inc.	998	17,695	(a)
Foundation Building Materials Inc.	1,042	10,722	(a)
GMS Inc.	840	13,213	(a)
Herc Holdings Inc.	530	10,844	(a)
		186,479
Trucking – 0.7%
ArcBest Corp.	448	7,849
Avis Budget Group Inc.	538	7,478	(a)
Marten Transport Ltd.	2,151	44,139

Other Information:

	Number of Shares	Fair Value
PAM Transportation Services Inc.	103	$3,167	(a)
Saia Inc.	1,221	89,792	(a,b)
		152,425
Total Common Stock (Cost $22,528,332)		20,207,662

Short-Term Investments – 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $1,268,739)	1,268,739	1,268,739	(c,d)
Total Investments (Cost $23,797,071)		21,476,401
Other Assets and Liabilities, net – 0.6%		134,710

NET ASSETS – 100.0%		$21,611,111

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	June 2020	11	$558,017	$631,180	$73,163

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$20,207,662	$—	$—	$20,207,662
	Short-Term Investments	1,268,739	—	—	1,268,739

Total Investments in Securities		$21,476,401	$—	$—	$21,476,401

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$73,163	$—	$—	$73,163

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,912,318	$1,912,318	$2,587,806	$3,231,385	—	—	1,268,739	$1,268,739	$6,165

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 89.8% †
U.S. Treasuries – 24.6%
U.S. Treasury Bonds
2.25%	08/15/46	$135,000	$160,966	(a)
3.00%	08/15/48	533,400	737,759	(a)
4.50%	08/15/39	18,000	28,429
U.S. Treasury Notes
1.38%	01/31/22	125,000	127,607	(a)
1.50%	01/15/23	79,000	81,666	(a)
1.63%	12/15/22 - 02/15/26	751,800	792,939	(a)
1.75%	12/31/24	141,500	150,598	(a)
1.88%	06/30/20 - 12/15/20	1,319,600	1,329,996	(a)
2.50%	01/31/24	59,000	63,817	(a)
2.63%	02/15/29	420,300	490,503	(a)
			3,964,280
Agency Mortgage Backed – 27.9%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43 - 04/01/43	243,394	257,753	(a)
4.05%	09/25/28	31,000	36,267	(a,b)
4.50%	06/01/33 - 02/01/35	3,614	3,947	(a)
5.00%	07/01/35	28,628	31,790	(a)
5.50%	05/01/20 - 01/01/38	30,281	33,913	(a)
6.00%	04/01/29 - 11/01/37	93,326	106,910	(a)
6.50%	02/01/29	42	48	(a)
6.93%	06/01/26	60,000	81,943	(a,c)
7.00%	06/01/29 - 08/01/36	20,754	24,409	(a)
7.50%	01/01/30 - 09/01/33	3,840	4,332	(a)
8.00%	11/01/30	4,241	4,831	(a)
8.50%	04/01/30	3,696	4,667	(a)
Federal National Mortgage Assoc.
3.50%	06/01/44 - 07/01/47	541,366	579,546	(a)
4.00%	01/01/41 - 03/01/41	126,595	137,534	(a)
4.50%	07/01/20 - 02/01/40	31,289	34,522	(a)
5.00%	03/01/34 - 08/01/35	36,941	41,042	(a)
5.50%	06/01/20 - 01/01/39	118,345	132,973	(a)
6.00%	03/01/21 - 07/01/35	140,238	161,719	(a)
6.50%	10/01/28 - 08/01/34	21,226	23,907	(a)
7.00%	10/01/32 - 02/01/34	5,244	5,857	(a)
7.50%	11/01/22 - 03/01/33	14,409	15,612	(a)
8.00%	08/01/25 - 10/01/31	6,693	7,488	(a)
9.00%	12/01/22	127	131	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	895	906	(a,b)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	09/25/46	188,665	43,646	(a,b,d)
Federal National Mortgage Assoc. TBA
2.50%	TBA	351,000	363,849	(a,e)
3.00%	TBA	237,000	248,497	(a,e)
4.00%	TBA	198,000	208,526	(a,e)
4.00%	TBA	397,000	423,472	(e)
4.50%	TBA	157,000	168,956	(a,e)
Government National Mortgage Assoc.
3.00%	12/20/42	342,121	368,173	(a)
4.00%	01/20/41 - 04/20/43	111,321	122,066	(a)
4.50%	08/15/33 - 03/20/41	78,969	86,855	(a)
6.00%	04/15/27 - 04/15/34	73,322	84,101	(a)
6.50%	03/15/24 - 08/15/34	29,129	32,802	(a)
7.00%	01/15/28 - 10/15/36	22,848	25,182	(a)
7.50%	11/15/31	117	117	(a)
9.00%	12/15/21	47	48	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.13%	12/20/24	578	586	(a,b)
4.00%	02/20/23 - 02/20/26	1,229	1,244	(a,b)
Government National Mortgage Assoc. TBA
2.50%	TBA	96,000	100,300	(a,e)
3.00%	TBA	133,000	140,649	(a,e)
3.50%	TBA	338,000	356,323	(a,e)
			4,507,439

		Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations – 1.8%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	$383,577	$1,104	(a,b,d)
2.43%	08/25/29	102,000	107,649	(a)
2.51%	07/25/29	55,000	58,431	(a)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	23,446	844	(a,d)
5.50%	06/15/33	15,879	2,735	(a,d)
7.50%	07/15/27	1,449	208	(a,d)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.45%	10/15/42	175,985	29,841	(a,b,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%	08/15/25	9,055	380	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	184	175	(a,f,g)
8.00%	02/01/23 - 07/01/24	443	48	(a,d)
Federal National Mortgage Assoc. REMIC
1.10%	12/25/42	20,461	818	(a,b,d)
5.00%	09/25/40	12,121	1,352	(a,d)
7.00%	09/25/20	2	2	(a)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	07/25/38	5,424	880	(a,b,d)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
5.60%	11/25/41	241,420	59,448	(a,b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	13,308	12,348	(a,f,g)
4.50%	08/25/35 - 01/25/36	16,573	2,376	(a,d)
5.00%	03/25/38 - 05/25/38	9,229	1,447	(a,d)
5.50%	12/25/33	4,131	799	(a,d)
6.00%	01/25/35	6,974	1,408	(a,d)
7.50%	11/25/23	1,809	160	(a,d)
8.00%	08/25/23 - 07/25/24	927	105	(a,d)
8.50%	07/25/22	9	—	(a,d,**)
9.00%	05/25/22	9	—	(a,d,**)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	6,190	102	(a,d)
5.00%	09/20/38	27	—	(a,d,**)
			282,660
Asset Backed – 3.7%
Ally Auto Receivables Trust
2.35%	06/15/22	9,397	9,416
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
0.94%	04/15/24	100,000	97,814	(a,b)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	104,000	106,503	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	44,000	44,061	(a)
CarMax Auto Owner Trust
3.13%	06/15/23	14,000	14,230
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
1.02%	09/15/22	124,000	122,915	(a,b,h)
Nissan Auto Lease Trust
1.80%	05/16/22	25,000	25,053
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	45,000	45,230	(a)
Toyota Auto Receivables Owner Trust
2.05%	09/15/22	32,000	31,914	(a)
Trillium Credit Card Trust II
3.04%	01/26/24	100,000	100,121	(a,h)
			597,257
Corporate Notes – 27.5%
3M Co.
2.65%	04/15/25	5,000	5,175
3.05%	04/15/30	5,000	5,240
3.13%	09/19/46	4,000	3,867	(a)
3.70%	04/15/50	5,000	5,676
Abbott Laboratories
3.75%	11/30/26	6,000	6,696	(a)
4.90%	11/30/46	8,000	10,943	(a)
AbbVie Inc.
2.60%	11/21/24	10,000	10,096	(a,h)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
2.95%	11/21/26	$9,000	$9,108	(a,h)
3.20%	05/14/26	4,000	4,077	(a)
3.20%	11/21/29	10,000	9,942	(a,h)
4.05%	11/21/39	5,000	5,184	(a,h)
4.25%	11/21/49	5,000	5,327	(a,h)
4.88%	11/14/48	3,000	3,479	(a)
Aetna Inc.
3.50%	11/15/24	8,000	8,162	(a)
Aircastle Ltd.
4.25%	06/15/26	7,000	5,901	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	10,000	9,134	(a,h)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	3,000	3,063	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	8,000	7,879	(a,h)
2.95%	01/25/30	6,000	5,559	(a,h)
3.80%	01/25/50	8,000	7,010	(a,h)
Allergan Finance LLC
3.25%	10/01/22	6,000	6,038	(a)
4.63%	10/01/42	2,000	2,365	(a)
Allergan Funding SCS
3.45%	03/15/22	16,000	16,098	(a)
Allergan Sales LLC
5.00%	12/15/21	9,000	9,524	(a,h)
Ally Financial Inc.
5.75%	11/20/25	6,000	5,872	(a)
Altria Group Inc.
2.95%	05/02/23	5,000	4,984	(a)
3.80%	02/14/24	4,000	4,057	(a)
4.25%	08/09/42	2,000	1,816	(a)
4.50%	05/02/43	3,000	2,844	(a)
4.80%	02/14/29	7,000	7,269	(a)
Amazon.com Inc.
3.15%	08/22/27	4,000	4,416	(a)
4.05%	08/22/47	5,000	6,343	(a)
Ameren Corp.
3.50%	01/15/31	5,000	4,988
3.65%	02/15/26	5,000	5,013	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	4,000	4,164	(a)
American Electric Power Company Inc.
3.25%	03/01/50	5,000	4,459	(a)
American Electric Power Company Inc.
2.30%	03/01/30	5,000	4,681	(a)
American Express Co.
3.00%	10/30/24	8,000	8,300	(a)
American International Group Inc.
4.25%	03/15/29	8,000	8,295	(a)
4.50%	07/16/44	7,000	7,191	(a)
6.40%	12/15/20	7,000	7,197	(a)
American Tower Corp.
2.90%	01/15/30	5,000	4,802	(a)
3.70%	10/15/49	3,000	2,771	(a)
3.80%	08/15/29	10,000	10,166	(a)
American Water Capital Corp.
2.95%	09/01/27	9,000	8,847	(a)
Amgen Inc.
2.45%	02/21/30	17,000	16,846	(a)
2.65%	05/11/22	9,000	9,097	(a)
3.15%	02/21/40	9,000	8,991	(a)
3.38%	02/21/50	9,000	9,347	(a)
4.66%	06/15/51	3,000	3,764	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	8,000	8,352	(a)
4.90%	02/01/46	9,000	9,802	(a)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	4,000	4,239	(a)
4.38%	04/15/38	9,000	9,268	(a)
4.75%	04/15/58	7,000	7,151	(a)
5.55%	01/23/49	6,000	7,043	(a)
Anthem Inc.

		Principal Amount	Fair Value
2.88%	09/15/29	$3,000	$2,919	(a)
3.30%	01/15/23	6,000	6,098	(a)
3.70%	09/15/49	3,000	2,970	(a)
Apache Corp.
4.38%	10/15/28	3,000	1,630	(a)
5.10%	09/01/40	7,000	3,344	(a)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	10,000	9,069	(a,b,h)
Apple Inc.
2.20%	09/11/29	7,000	7,171	(a)
2.85%	05/11/24	7,000	7,370	(a)
2.95%	09/11/49	5,000	5,284	(a)
3.35%	02/09/27	7,000	7,641	(a)
3.45%	02/09/45	10,000	11,247	(a)
Applied Materials Inc.
4.35%	04/01/47	6,000	7,660	(a)
Aptiv PLC
4.40%	10/01/46	7,000	5,442	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	6,000	6,033	(a)
Ascension Health
4.85%	11/15/53	10,000	13,404	(a)
AstraZeneca PLC
3.50%	08/17/23	6,000	6,319	(a)
4.00%	01/17/29	3,000	3,363	(a)
4.38%	08/17/48	2,000	2,473	(a)
AT&T Inc.
4.35%	03/01/29	4,000	4,284	(a)
4.45%	04/01/24	7,000	7,455	(a)
4.50%	05/15/35	7,000	7,539	(a)
4.55%	03/09/49	4,000	4,295	(a)
4.75%	05/15/46	4,000	4,378	(a)
4.80%	06/15/44	2,000	2,176	(a)
4.85%	03/01/39	8,000	8,943	(a)
5.15%	11/15/46	2,000	2,334	(a)
5.25%	03/01/37	5,000	5,834	(a)
5.35%	12/15/43	7,000	7,478	(a)
5.45%	03/01/47	7,000	8,427	(a)
Athene Holding Ltd.
4.13%	01/12/28	4,000	3,662	(a)
6.15%	04/03/30	9,000	8,983
Avangrid Inc.
3.15%	12/01/24	9,000	9,001	(a)
Avery Dennison Corp.
2.65%	04/30/30	10,000	9,444	(a)
Bank of America Corp.
3.95%	04/21/25	7,000	7,297	(a)
4.18%	11/25/27	11,000	11,572	(a)
4.25%	10/22/26	11,000	11,608	(a)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	8,000	8,089	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,000	2,083	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	3,000	3,272	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	3,000	3,250	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	10,000	8,634	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	3,000	3,400	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	9,000	9,183	(a,b)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Barrick North America Finance LLC
5.70%	05/30/41	$3,000	$3,639	(a)
BAT Capital Corp.
2.76%	08/15/22	7,000	6,879	(a)
3.56%	08/15/27	5,000	4,787	(a)
4.39%	08/15/37	7,000	6,420	(a)
4.54%	08/15/47	4,000	3,645	(a)
4.70%	04/02/27	9,000	9,226
4.91%	04/02/30	9,000	9,235
5.28%	04/02/50	6,000	6,002
Baxter International Inc.
3.75%	10/01/25	5,000	5,317	(a,h)
Becton Dickinson and Co.
2.89%	06/06/22	11,000	10,927	(a)
3.70%	06/06/27	10,000	10,114	(a)
3.73%	12/15/24	2,000	2,062	(a)
4.67%	06/06/47	3,000	3,249	(a)
4.69%	12/15/44	2,000	2,139	(a)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	4,000	4,131	(a)
3.70%	07/15/30	5,000	5,375	(h)
3.80%	07/15/48	5,000	5,151	(a)
4.25%	10/15/50	5,000	5,719	(h)
6.13%	04/01/36	5,000	6,613	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	6,000	7,385	(a)
Boardwalk Pipelines LP
4.80%	05/03/29	10,000	7,631	(a)
Boston Scientific Corp.
4.70%	03/01/49	4,000	4,503	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	5,000	4,668	(a)
3.02%	01/16/27	11,000	11,028	(a)
3.22%	11/28/23	8,000	8,212	(a)
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	1,764	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	7,000	7,440	(a,h)
3.40%	07/26/29	7,000	7,712	(a,h)
3.45%	11/15/27	2,000	2,129	(a,h)
4.13%	06/15/39	5,000	5,990	(a,h)
4.25%	10/26/49	5,000	6,314	(a,h)
4.55%	02/20/48	4,000	5,092	(a,h)
5.00%	08/15/45	5,000	6,671	(a,h)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	3,000	2,922	(a)
3.00%	01/15/22	6,000	5,931	(a)
3.13%	01/15/25	3,000	2,816	(a)
3.88%	01/15/27	2,000	1,910	(a)
Brown-Forman Corp.
4.00%	04/15/38	2,000	2,065	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	3,000	2,667	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	8,000	9,412	(a)
4.55%	09/01/44	11,000	13,179	(a)
Cameron LNG LLC
3.30%	01/15/35	3,000	2,607	(a,h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	7,000	5,499	(a)
4.95%	06/01/47	2,000	1,436	(a)
Cantor Fitzgerald LP
4.88%	05/01/24	10,000	10,274	(a,h)
Capital One Financial Corp.
3.75%	07/28/26	9,000	8,555	(a)
4.75%	07/15/21	12,000	12,278	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	6,031	(a)
3.08%	06/15/24	4,000	3,958	(a)
Carlisle Companies Inc.
2.75%	03/01/30	10,000	8,722	(a)
Carrier Global Corp.

		Principal Amount	Fair Value
2.72%	02/15/30	$5,000	$4,602	(a,h)
3.38%	04/05/40	5,000	4,418	(a,h)
3.58%	04/05/50	5,000	4,337	(a,h)
Caterpillar Inc.
3.25%	09/19/49	7,000	7,016	(a)
3.80%	08/15/42	4,000	4,401	(a)
Centene Corp.
3.38%	02/15/30	12,000	11,171	(a,h)
4.25%	12/15/27	15,000	14,701	(a,h)
4.63%	12/15/29	5,000	5,022	(a,h)
CenterPoint Energy Inc.
2.50%	09/01/22	13,000	12,937	(a)
3.60%	11/01/21	8,000	7,986	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	11,000	11,402	(a)
4.80%	03/01/50	3,000	3,143
4.91%	07/23/25	5,000	5,306	(a)
5.05%	03/30/29	7,000	7,553	(a)
5.75%	04/01/48	10,000	11,386	(a)
6.38%	10/23/35	3,000	3,566	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	7,000	5,885	(a)
Chevron Corp.
3.19%	06/24/23	4,000	4,183	(a)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
5.13%	04/01/25	14,000	14,428	(a,e,h)
Chubb INA Holdings Inc.
4.35%	11/03/45	8,000	9,856	(a)
Cigna Corp.
2.40%	03/15/30	5,000	4,759	(a)
3.25%	04/15/25	7,000	6,976	(a,h)
3.40%	09/17/21	7,000	7,133	(a)
3.40%	03/01/27	5,000	5,054	(a,h)
3.75%	07/15/23	4,000	4,115	(a)
3.88%	10/15/47	4,000	3,993	(a,h)
4.13%	11/15/25	7,000	7,475	(a)
4.38%	10/15/28	3,000	3,224	(a)
4.80%	08/15/38	3,000	3,368	(a)
Cisco Systems Inc.
5.90%	02/15/39	5,000	7,196	(a)
Citigroup Inc.
2.70%	10/27/22	8,000	8,043	(a)
4.45%	09/29/27	4,000	4,156	(a)
4.65%	07/23/48	13,000	15,612	(a)
4.75%	05/18/46	9,000	9,748	(a)
5.50%	09/13/25	10,000	11,261	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	7,000	7,013	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	6,000	5,820	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	7,394	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	12,000	10,163	(a,b)
CME Group Inc.
3.75%	06/15/28	2,000	2,236	(a)
CMS Energy Corp.
4.88%	03/01/44	11,000	12,412	(a)
CNA Financial Corp.
3.45%	08/15/27	5,000	4,795	(a)
3.90%	05/01/29	10,000	9,949	(a)
CNH Industrial Capital LLC
4.38%	11/06/20	7,000	6,933	(a)
4.88%	04/01/21	8,000	8,034	(a)
Comcast Corp.
3.10%	04/01/25	5,000	5,306	(a)
3.20%	07/15/36	7,000	7,291	(a)
3.25%	11/01/39	9,000	9,272	(a)
3.38%	08/15/25	5,000	5,307	(a)
3.45%	02/01/50	5,000	5,413	(a)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.97%	11/01/47	$6,000	$6,903	(a)
4.15%	10/15/28	7,000	7,857	(a)
4.60%	08/15/45	3,000	3,641	(a)
4.70%	10/15/48	4,000	5,170	(a)
CommonSpirit Health
4.35%	11/01/42	16,000	15,741	(a)
Conagra Brands Inc.
3.80%	10/22/21	11,000	11,071	(a)
5.30%	11/01/38	3,000	3,269	(a)
5.40%	11/01/48	4,000	4,473	(a)
Conagra Brands Inc. (2.55% fixed rate until 04/13/20; 0.75% + 3 month USD LIBOR)
2.55%	10/22/20	5,000	4,940	(a,b)
Concho Resources Inc.
3.75%	10/01/27	3,000	2,531	(a)
4.88%	10/01/47	4,000	3,043	(a)
ConocoPhillips Co.
4.30%	11/15/44	8,000	7,134	(a)
Consolidated Edison Company of New York Inc.
3.35%	04/01/30	5,000	5,167
3.88%	06/15/47	4,000	4,057	(a)
3.95%	04/01/50	5,000	5,319
Constellation Brands Inc.
3.15%	08/01/29	8,000	7,452	(a)
3.70%	12/06/26	6,000	5,873	(a)
4.50%	05/09/47	8,000	7,468	(a)
Continental Resources Inc.
4.50%	04/15/23	7,000	3,882	(a)
Corning Inc.
4.38%	11/15/57	6,000	6,321	(a)
Crown Castle International Corp.
3.30%	07/01/30	10,000	9,918
5.20%	02/15/49	6,000	6,455	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	14,000	15,896	(a)
CubeSmart LP
4.38%	02/15/29	7,000	7,321	(a)
CVS Health Corp.
3.00%	08/15/26	6,000	6,043	(a)
3.25%	08/15/29	5,000	4,997	(a)
3.35%	03/09/21	6,000	6,039	(a)
3.63%	04/01/27	5,000	5,132
3.75%	04/01/30	5,000	5,160
4.25%	04/01/50	5,000	5,228
4.30%	03/25/28	2,000	2,120	(a)
4.78%	03/25/38	3,000	3,313	(a)
5.00%	12/01/24	6,000	6,474	(a)
5.05%	03/25/48	8,000	9,135	(a)
5.13%	07/20/45	2,000	2,293	(a)
Deere & Co.
2.75%	04/15/25	10,000	10,448
3.10%	04/15/30	5,000	5,356
3.75%	04/15/50	5,000	5,730
Dell International LLC/EMC Corp.
4.00%	07/15/24	9,000	9,098	(a,h)
4.42%	06/15/21	11,000	10,992	(a,h)
5.45%	06/15/23	5,000	5,139	(a,h)
6.02%	06/15/26	5,000	5,173	(a,h)
8.10%	07/15/36	2,000	2,286	(a,h)
8.35%	07/15/46	4,000	4,684	(a,h)
Deutsche Bank AG
2.70%	07/13/20	12,000	11,812	(a)
Devon Energy Corp.
5.00%	06/15/45	6,000	3,843	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	4,000	3,979	(a)
3.25%	11/15/39	3,000	2,880	(a)
3.40%	11/15/49	3,000	2,964	(a)
Diamondback Energy Inc.
2.88%	12/01/24	10,000	6,976	(a)
3.25%	12/01/26	5,000	3,546	(a)
3.50%	12/01/29	5,000	3,435	(a)

		Principal Amount	Fair Value
5.38%	05/31/25	$12,000	$8,880	(a)
Digital Realty Trust LP
3.60%	07/01/29	10,000	9,837	(a)
Discovery Communications LLC
2.95%	03/20/23	9,000	8,965	(a)
3.95%	03/20/28	5,000	4,912	(a)
4.95%	05/15/42	2,000	1,928	(a)
5.00%	09/20/37	3,000	3,002	(a)
Dollar Tree Inc.
4.00%	05/15/25	7,000	7,192	(a)
Dominion Energy Inc.
3.07%	08/15/24	5,000	4,964	(a,c)
3.38%	04/01/30	10,000	9,899
Dover Corp.
2.95%	11/04/29	5,000	5,240	(a)
DTE Energy Co.
2.85%	10/01/26	8,000	7,872	(a)
3.85%	12/01/23	7,000	7,230	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	5,000	5,657	(a)
Duke Energy Corp.
1.80%	09/01/21	7,000	6,950	(a)
3.55%	09/15/21	6,000	6,063	(a)
3.75%	09/01/46	3,000	3,001	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	9,000	7,704	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	11,000	12,021	(a)
Duke Realty LP
3.05%	03/01/50	5,000	3,974	(a)
3.25%	06/30/26	4,000	4,000	(a)
3.38%	12/15/27	3,000	3,012	(a)
DuPont de Nemours Inc.
5.32%	11/15/38	3,000	3,364	(a)
5.42%	11/15/48	3,000	3,466	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	11,000	10,732	(a,h)
Eastman Chemical Co.
3.50%	12/01/21	8,000	8,109	(a)
3.60%	08/15/22	7,000	7,383	(a)
4.50%	01/15/21	9,000	9,089	(a)
4.65%	10/15/44	6,000	6,464	(a)
Eaton Corp.
3.10%	09/15/27	4,000	4,023	(a)
Edison International
2.40%	09/15/22	18,000	17,357	(a)
4.95%	04/15/25	10,000	9,977
Eli Lilly & Co.
3.95%	03/15/49	8,000	10,065	(a)
Emera US Finance LP
4.75%	06/15/46	3,000	2,799	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	3,870	(a)
Energy Transfer Operating LP
4.25%	03/15/23	8,000	7,199	(a)
4.50%	04/15/24	2,000	1,800	(a)
4.95%	06/15/28	4,000	3,370	(a)
6.50%	02/01/42	8,000	7,042	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	19,000	11,574	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	4,000	3,612	(a)
Entergy Louisiana LLC
3.05%	06/01/31	10,000	10,046	(a)
4.00%	03/15/33	3,000	3,325	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	7,000	6,648	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	4,818	(a,b)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
EOG Resources Inc.
5.10%	01/15/36	$4,000	$3,935	(a)
EPR Properties
4.95%	04/15/28	4,000	3,633	(a)
Equinor ASA
3.25%	11/18/49	5,000	4,974	(a)
ERP Operating LP
4.50%	07/01/44	9,000	9,999	(a)
Essex Portfolio LP
2.65%	03/15/32	5,000	4,519	(a)
Eversource Energy
3.45%	01/15/50	12,000	11,017	(a)
Exelon Corp.
3.50%	06/01/22	9,000	8,738	(a)
4.05%	04/15/30	9,000	9,183
4.45%	04/15/46	7,000	6,956	(a)
4.70%	04/15/50	6,000	6,302
FedEx Corp.
4.10%	02/01/45	7,000	6,252	(a)
FirstEnergy Corp.
3.90%	07/15/27	2,000	2,032	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	7,000	6,995	(a,h)
Fiserv Inc.
3.50%	07/01/29	5,000	5,184	(a)
4.40%	07/01/49	5,000	5,280	(a)
Florida Power & Light Co.
2.85%	04/01/25	10,000	10,437	(a)
4.13%	02/01/42	13,000	14,760	(a)
Ford Motor Co.
4.35%	12/08/26	6,000	4,688	(a)
General Dynamics Corp.
3.25%	04/01/25	5,000	5,317	(a)
4.25%	04/01/50	5,000	6,267	(a)
General Mills Inc.
2.88%	04/15/30	5,000	4,990
3.70%	10/17/23	5,000	5,203	(a)
4.55%	04/17/38	2,000	2,200	(a)
4.70%	04/17/48	3,000	3,415	(a)
General Motors Co.
5.20%	04/01/45	3,000	2,298	(a)
5.40%	04/01/48	2,000	1,410	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	19,000	17,692	(a)
3.55%	04/09/21	7,000	6,697	(a)
4.20%	11/06/21	4,000	3,755	(a)
5.25%	03/01/26	8,000	7,046	(a)
Georgia-Pacific LLC
3.60%	03/01/25	11,000	11,618	(a,h)
Gilead Sciences Inc.
2.95%	03/01/27	3,000	3,099	(a)
3.50%	02/01/25	4,000	4,281	(a)
3.65%	03/01/26	2,000	2,159	(a)
4.15%	03/01/47	9,000	10,977	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	7,000	7,359	(a)
3.63%	05/15/25	6,000	6,501	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	9,000	9,681	(a)
Glencore Finance Canada Ltd.
4.95%	11/15/21	7,000	6,914	(a,h)
Halliburton Co.
5.00%	11/15/45	6,000	4,634	(a)
HCA Inc.
4.13%	06/15/29	5,000	4,995	(a)
Hess Corp.
5.60%	02/15/41	4,000	2,745	(a)
5.80%	04/01/47	2,000	1,346	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,979	(a)
Highwoods Realty LP
4.13%	03/15/28	7,000	7,240	(a)

		Principal Amount	Fair Value
4.20%	04/15/29	$11,000	$11,576	(a)
Honeywell International Inc.
2.70%	08/15/29	2,000	2,014	(a)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	15,000	14,033	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	12,000	10,891	(a)
Hyundai Capital America
3.10%	04/05/22	7,000	6,844	(a,h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	7,000	6,966	(a)
3.80%	03/21/29	6,000	6,167	(a)
Intel Corp.
2.45%	11/15/29	18,000	18,250	(a)
2.60%	05/19/26	8,000	8,198	(a)
2.88%	05/11/24	3,000	3,101	(a)
3.10%	02/15/60	10,000	10,409	(a)
International Paper Co.
4.40%	08/15/47	7,000	6,987	(a)
Interstate Power & Light Co.
3.40%	08/15/25	8,000	8,422	(a)
Jabil Inc.
3.95%	01/12/28	4,000	3,786	(a)
Jefferies Group LLC
5.13%	01/20/23	10,000	10,175	(a)
John Deere Capital Corp.
2.45%	01/09/30	15,000	15,226	(a)
Johnson & Johnson
3.63%	03/03/37	5,000	5,840	(a)
Johnson Controls International PLC
4.50%	02/15/47	5,000	5,339	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	11,000	11,469	(a)
3.63%	12/01/27	5,000	5,265	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	7,000	7,269	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	2,000	2,231	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	10,000	11,491	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	4,000	4,305	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	7,777	(a,b)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	12,000	10,565	(a,b)
JPMorgan Chase & Co. (5.24% fixed rate until 4/30/20; 3.47% + 3 month USD LIBOR thereafter)
5.24%	12/29/49	8,000	7,171	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	7,000	6,855	(a,b)
Keurig Dr Pepper Inc.
4.50%	11/15/45	3,000	3,178	(a)
KeyCorp
2.25%	04/06/27	17,000	15,820	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	11,000	10,870	(a)
4.70%	11/01/42	2,000	1,884	(a)
5.00%	03/01/43	2,000	1,836	(a)
5.30%	09/15/20	7,000	6,987	(a)
6.38%	03/01/41	4,000	3,369	(a)
Kinder Morgan Inc.
5.05%	02/15/46	9,000	8,605	(a)
KLA Corp.

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.30%	03/01/50	$5,000	$4,720	(a)
4.65%	11/01/24	6,000	6,348	(a)
Kraft Heinz Foods Co.
2.80%	07/02/20	2,000	2,005	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	6,000	6,303	(a,h)
Lam Research Corp.
4.00%	03/15/29	11,000	12,165	(a)
Las Vegas Sands Corp.
3.50%	08/18/26	5,000	4,581	(a)
Lear Corp.
4.25%	05/15/29	10,000	8,770	(a)
5.25%	05/15/49	5,000	4,331	(a)
Lincoln National Corp.
3.63%	12/12/26	4,000	4,026	(a)
4.35%	03/01/48	7,000	6,481	(a)
Lockheed Martin Corp.
4.50%	05/15/36	7,000	8,012	(a)
Lowe’s Companies Inc.
4.00%	04/15/25	5,000	5,352	(a)
4.05%	05/03/47	4,000	4,094	(a)
4.55%	04/05/49	7,000	7,704	(a)
5.13%	04/15/50	5,000	6,121	(a)
LYB International Finance BV
4.88%	03/15/44	5,000	5,364	(a)
Marathon Oil Corp.
3.85%	06/01/25	7,000	4,993	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	7,000	7,334	(a)
4.90%	03/15/49	3,000	3,674	(a)
Masco Corp.
3.50%	11/15/27	2,000	1,861	(a)
Mastercard Inc.
3.30%	03/26/27	5,000	5,465	(a)
McDonald’s Corp.
3.30%	07/01/25	5,000	5,209
3.60%	07/01/30	11,000	11,613
3.63%	09/01/49	3,000	3,019	(a)
3.70%	01/30/26	5,000	5,275	(a)
3.80%	04/01/28	9,000	9,515	(a)
4.20%	04/01/50	5,000	5,600
4.88%	12/09/45	8,000	9,317	(a)
McKesson Corp.
3.65%	11/30/20	8,000	8,062	(a)
Medtronic Inc.
4.63%	03/15/45	2,000	2,666	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	17,000	19,575	(a)
Merck & Company Inc.
2.75%	02/10/25	7,000	7,384	(a)
4.00%	03/07/49	4,000	5,012	(a)
MetLife Inc.
4.05%	03/01/45	3,000	3,175	(a)
4.72%	12/15/44	10,000	11,180	(a)
Microsoft Corp.
2.40%	08/08/26	6,000	6,370	(a)
3.45%	08/08/36	5,000	5,585	(a)
3.50%	02/12/35	3,000	3,524	(a)
3.70%	08/08/46	11,000	13,173	(a)
3.95%	08/08/56	5,000	6,236	(a)
4.10%	02/06/37	4,000	4,828	(a)
4.50%	02/06/57	3,000	4,137	(a)
Molson Coors Beverage Co.
2.10%	07/15/21	7,000	6,875	(a)
4.20%	07/15/46	6,000	5,416	(a)
Morgan Stanley
3.70%	10/23/24	7,000	7,392	(a)
3.95%	04/23/27	5,000	5,141	(a)
4.35%	09/08/26	12,000	13,023	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	12,000	12,058	(a,b)

		Principal Amount	Fair Value
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	$5,000	$5,256	(b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	10,000	10,659	(a,b)
MPLX LP
3.38%	03/15/23	5,000	4,552	(a)
5.20%	12/01/47	3,000	2,407	(a,h)
5.25%	01/15/25	9,000	8,341	(a,h)
6.25%	10/15/22	10,000	9,180	(a,h)
MPLX LP 1.10% + 3 month USD LIBOR
2.10%	09/09/22	10,000	9,535	(a,b)
Mylan Inc.
5.20%	04/15/48	5,000	4,978	(a)
Mylan N.V.
3.15%	06/15/21	7,000	6,912	(a)
3.95%	06/15/26	2,000	2,031	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	9,000	6,771	(a)
National Retail Properties Inc.
4.00%	11/15/25	6,000	6,222	(a)
Newfield Exploration Co.
5.63%	07/01/24	21,000	10,458	(a)
Newmont Corp.
2.25%	10/01/30	10,000	9,316	(a)
4.88%	03/15/42	7,000	8,232	(a)
Nexen Inc.
6.40%	05/15/37	7,000	9,462	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	11,000	11,261	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	7,000	6,485	(a,b)
NIKE Inc.
2.40%	03/27/25	14,000	14,598
2.85%	03/27/30	5,000	5,297
3.38%	03/27/50	5,000	5,490
NiSource Inc.
3.95%	03/30/48	2,000	2,044	(a)
Noble Energy Inc.
3.85%	01/15/28	6,000	4,245	(a)
3.90%	11/15/24	4,000	3,224	(a)
4.20%	10/15/49	3,000	1,621	(a)
5.05%	11/15/44	3,000	1,761	(a)
Nordstrom Inc.
4.38%	04/01/30	5,000	4,015	(a)
5.00%	01/15/44	2,000	1,397	(a)
Norfolk Southern Corp.
3.95%	10/01/42	6,000	6,430	(a)
Northrop Grumman Corp.
2.55%	10/15/22	5,000	4,997	(a)
3.85%	04/15/45	4,000	4,370	(a)
4.03%	10/15/47	3,000	3,429	(a)
Novartis Capital Corp.
2.20%	08/14/30	8,000	8,183	(a)
3.00%	11/20/25	3,000	3,220	(a)
Nutrien Ltd.
4.00%	12/15/26	3,000	3,079	(a)
4.90%	06/01/43	6,000	6,729	(a)
NVIDIA Corp.
2.85%	04/01/30	5,000	5,238
3.50%	04/01/50	5,000	5,483
Occidental Petroleum Corp.
2.70%	08/15/22	5,000	3,570	(a)
2.90%	08/15/24	4,000	2,199	(a)
4.85%	03/15/21	3,000	2,514	(a)
Olahoma G & E Co.
3.25%	04/01/30	5,000	5,025
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	7,000	7,111	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	2,095	(a)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
ONEOK Inc.
4.35%	03/15/29	$6,000	$4,898	(a)
5.20%	07/15/48	8,000	6,356	(a)
Oracle Corp.
2.40%	09/15/23	4,000	4,075	(a)
2.50%	04/01/25	9,000	9,131	(e)
2.65%	07/15/26	7,000	7,124	(a)
2.95%	04/01/30	9,000	9,078
3.60%	04/01/50	6,000	5,990
3.80%	11/15/37	3,000	3,076	(a)
4.00%	07/15/46 - 11/15/47	15,000	16,047	(a)
Otis Worldwide Corp.
2.06%	04/05/25	5,000	4,884	(a,h)
2.57%	02/15/30	5,000	4,842	(a,h)
3.36%	02/15/50	5,000	4,850	(a,h)
Owens Corning
4.40%	01/30/48	5,000	4,318	(a)
PacifiCorp
6.25%	10/15/37	4,000	5,125	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	5,000	5,080	(a)
PayPal Holdings Inc.
2.65%	10/01/26	10,000	9,782	(a)
PepsiCo Inc.
2.63%	07/29/29	10,000	10,435	(a)
3.45%	10/06/46	6,000	6,757	(a)
Petroleos Mexicanos
5.35%	02/12/28	10,000	6,893	(a)
5.63%	01/23/46	10,000	6,086	(a)
6.35%	02/12/48	10,000	6,236	(a)
6.50%	03/13/27	15,000	11,107	(a)
7.69%	01/23/50	10,000	6,796	(a,h)
Pfizer Inc.
2.63%	04/01/30	5,000	5,260
3.45%	03/15/29	4,000	4,403	(a)
3.60%	09/15/28	7,000	7,665	(a)
3.90%	03/15/39	5,000	5,790	(a)
4.40%	05/15/44	4,000	5,042	(a)
Philip Morris International Inc.
4.13%	03/04/43	4,000	4,239	(a)
Phillips 66 Partners LP
3.75%	03/01/28	3,000	2,765	(a)
4.68%	02/15/45	6,000	4,908	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	9,000	6,373	(a)
3.65%	06/01/22	11,000	10,086	(a)
Precision Castparts Corp.
4.38%	06/15/45	10,000	11,112	(a)
Prologis LP
4.38%	02/01/29	8,000	8,657	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	12,000	10,272	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	7,000	7,447	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	8,000	7,954	(a)
QUALCOMM Inc.
2.90%	05/20/24	2,000	2,069	(a)
3.00%	05/20/22	5,000	5,097	(a)
3.25%	05/20/27	2,000	2,104	(a)
4.30%	05/20/47	3,000	3,657	(a)
Realty Income Corp.
3.00%	01/15/27	5,000	4,755	(a)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,088	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	6,000	7,066	(a)
Rockwell Automation Inc.
4.20%	03/01/49	6,000	6,801	(a)
Rockwell Collins Inc.
3.50%	03/15/27	3,000	3,097	(a)

		Principal Amount	Fair Value
Rogers Communications Inc.
5.00%	03/15/44	$4,000	$4,748	(a)
Roper Technologies Inc.
2.95%	09/15/29	4,000	3,964	(a)
RPM International Inc.
3.75%	03/15/27	2,000	1,897	(a)
Ryder System Inc.
2.90%	12/01/26	9,000	8,813	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	4,000	3,425	(a)
5.00%	03/15/27	2,000	1,763	(a)
5.88%	06/30/26	9,000	8,176	(a)
Santander Holdings USA Inc.
3.70%	03/28/22	12,000	11,857	(a)
4.40%	07/13/27	4,000	3,822	(a)
Schlumberger Holdings Corp.
3.90%	05/17/28	8,000	7,442	(a,h)
Selective Insurance Group Inc.
5.38%	03/01/49	5,000	5,454	(a)
Sempra Energy
3.80%	02/01/38	2,000	1,903	(a)
4.00%	02/01/48	4,000	4,016	(a)
Shell International Finance BV
2.38%	08/21/22	11,000	11,054	(a)
3.13%	11/07/49	8,000	7,945	(a)
3.75%	09/12/46	7,000	7,531	(a)
4.13%	05/11/35	8,000	9,177	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	6,939	(a)
2.88%	09/23/23	3,000	3,031	(a)
3.20%	09/23/26	3,000	3,053	(a)
Simon Property Group LP
3.38%	06/15/27	4,000	3,886	(a)
Southern California Edison Co.
2.40%	02/01/22	10,000	9,822	(a)
2.90%	03/01/21	11,000	10,963	(a)
4.00%	04/01/47	12,000	12,566	(a)
4.20%	03/01/29	11,000	11,720	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	6,000	5,355	(a)
4.40%	05/30/47	2,000	2,076	(a)
Southern Copper Corp.
5.88%	04/23/45	8,000	8,461	(a)
Southwest Airlines Co.
2.63%	02/10/30	9,000	7,544	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	7,000	6,647	(a)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	1,848	(a)
4.50%	03/15/45	3,000	2,733	(a)
Spirit Realty LP
4.00%	07/15/29	10,000	9,430	(a)
Starbucks Corp.
4.00%	11/15/28	6,000	6,415	(a)
Steel Dynamics Inc.
3.45%	04/15/30	5,000	4,522	(a)
4.13%	09/15/25	25,000	23,128	(a)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	11,000	11,073	(a)
Suncor Energy Inc.
4.00%	11/15/47	3,000	2,772	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	5,000	3,451	(a)
Sysco Corp.
3.25%	07/15/27	4,000	3,651	(a)
5.65%	04/01/25	5,000	5,223	(e)
Tampa Electric Co.
4.35%	05/15/44	13,000	14,156	(a)
Target Corp.
2.25%	04/15/25	9,000	9,199
2.50%	04/15/26	5,000	5,136	(a)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Teck Resources Ltd.
5.40%	02/01/43	$4,000	$3,136	(a)
Texas Instruments Inc.
3.88%	03/15/39	6,000	6,863	(a)
The Allstate Corp.
4.20%	12/15/46	3,000	3,468	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	11,000	9,778	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	6,000	5,297	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	8,000	6,307	(a,b)
The Boeing Co.
2.70%	02/01/27	10,000	9,151	(a)
2.95%	02/01/30	4,000	3,697	(a)
3.25%	03/01/28	3,000	2,833	(a)
3.75%	02/01/50	4,000	3,647	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	14,000	14,792	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	5,000	4,790	(a)
5.55%	11/30/48	4,000	4,540	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	5,000	4,846	(a)
3.13%	12/01/49	5,000	4,840	(a)
The George Washington University
4.13%	09/15/48	8,000	8,712	(a)
The Goldman Sachs Group Inc.
2.60%	02/07/30	5,000	4,704	(a)
3.50%	04/01/25	5,000	5,135
3.50%	11/16/26	12,000	12,312	(a)
3.85%	01/26/27	4,000	4,089	(a)
4.25%	10/21/25	2,000	2,074	(a)
5.15%	05/22/45	5,000	5,618	(a)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	7,000	7,018	(a,b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	11,000	11,028	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	4,000	4,133	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	6,000	6,167	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	6,000	6,331	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	15,000	14,605	(a)
The Hartford Financial Services Group Inc. (3.82% fixed rate until 05/01/20; 2.13% + 3 month USD LIBOR)
3.82%	02/12/47	10,000	6,493	(a,b,h)
The Home Depot Inc.
2.70%	04/15/30	5,000	5,102
3.35%	04/15/50	11,000	11,580
3.50%	09/15/56	7,000	7,173	(a)
3.90%	12/06/28	6,000	6,666	(a)
4.50%	12/06/48	4,000	4,866	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	10,000	10,104	(a)
The Kroger Co.
2.95%	11/01/21	7,000	7,068	(a)
4.65%	01/15/48	4,000	4,416	(a)
The Mosaic Co.
5.63%	11/15/43	3,000	2,684	(a)
The Procter & Gamble Co.
2.45%	03/25/25	6,000	6,320	(a)

		Principal Amount	Fair Value
The Southern Co.
4.40%	07/01/46	$4,000	$4,161	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	10,000	9,943	(a,b)
The Walt Disney Co.
3.38%	11/15/26	5,000	5,231	(a)
4.75%	11/15/46	4,000	5,074	(a)
6.65%	11/15/37	8,000	11,260	(a)
The Williams Companies Inc.
3.75%	06/15/27	3,000	2,782	(a)
4.85%	03/01/48	7,000	6,542	(a)
5.40%	03/04/44	4,000	3,602	(a)
Time Warner Cable LLC
4.50%	09/15/42	3,000	2,859	(a)
6.55%	05/01/37	5,000	5,907	(a)
TJX Companies Inc.
3.50%	04/15/25	5,000	5,126
3.88%	04/15/30	5,000	5,176
4.50%	04/15/50	5,000	5,397
Total Capital International S.A.
3.46%	02/19/29	7,000	7,420	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	8,000	8,133	(a)
4.88%	01/15/26	3,000	3,251	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	6,000	5,506	(a)
Trinity Health Corp.
3.43%	12/01/48	2,000	2,094	(a)
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	6,000	6,171	(a,b)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	17,000	14,091	(a,b)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	6,000	6,596	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	5,000	5,280	(a)
Tyson Foods Inc.
4.00%	03/01/26	7,000	7,406	(a)
4.55%	06/02/47	2,000	2,228	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	26,000	24,355	(a,b)
UDR Inc.
3.00%	08/15/31	5,000	4,723	(a)
Union Pacific Corp.
3.50%	06/08/23	8,000	8,283	(a)
3.60%	09/15/37	3,000	3,107	(a)
4.10%	09/15/67	5,000	5,155	(a)
4.30%	03/01/49	5,000	5,663	(a)
United Technologies Corp.
3.13%	05/04/27	10,000	10,194	(a)
3.95%	08/16/25	2,000	2,179	(a)
4.13%	11/16/28	2,000	2,193	(a)
4.15%	05/15/45	5,000	5,416	(a)
4.45%	11/16/38	4,000	4,489	(a)
4.50%	06/01/42	4,000	4,566	(a)
UnitedHealth Group Inc.
4.45%	12/15/48	6,000	7,223	(a)
4.75%	07/15/45	8,000	10,248	(a)
Vale S.A.
5.63%	09/11/42	5,000	5,017	(a)
Valero Energy Corp.
4.00%	04/01/29	2,000	1,860	(a)
Ventas Realty LP
3.25%	10/15/26	10,000	9,468	(a)
Verizon Communications Inc.
4.33%	09/21/28	7,000	7,935	(a)
4.40%	11/01/34	7,000	8,105	(a)
4.52%	09/15/48	6,000	7,572	(a)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.67%	03/15/55	$3,000	$3,815	(a)
4.86%	08/21/46	2,000	2,605	(a)
5.25%	03/16/37	5,000	6,360	(a)
ViacomCBS Inc.
2.90%	01/15/27	5,000	4,483	(a)
3.45%	10/04/26	7,000	6,541	(a)
3.70%	06/01/28	4,000	3,619	(a)
4.38%	03/15/43	5,000	4,369	(a)
5.25%	04/01/44	3,000	2,853	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	7,000	7,693	(a)
Visa Inc.
1.90%	04/15/27	22,000	21,938
2.05%	04/15/30	5,000	4,993
2.70%	04/15/40	5,000	4,963
4.30%	12/14/45	7,000	8,756	(a)
Vistra Operations Company LLC
3.55%	07/15/24	9,000	8,467	(a,h)
Vodafone Group PLC
4.38%	05/30/28	8,000	8,429	(a)
5.25%	05/30/48	4,000	4,746	(a)
Vornado Realty LP
3.50%	01/15/25	4,000	3,837	(a)
Vulcan Materials Co.
3.90%	04/01/27	4,000	4,014	(a)
Walmart Inc.
3.63%	12/15/47	6,000	7,020	(a)
3.70%	06/26/28	7,000	7,856	(a)
3.95%	06/28/38	3,000	3,546	(a)
4.05%	06/29/48	7,000	8,716	(a)
WEC Energy Group Inc.
3.55%	06/15/25	10,000	10,130	(a)
Wells Fargo & Co.
4.15%	01/24/29	8,000	8,716	(a)
4.75%	12/07/46	2,000	2,243	(a)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	3,000	2,971	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	9,000	9,262	(a,b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	9,000	9,144	(a,b)
Western Midstream Operating LP
3.10%	02/01/25	9,000	4,590	(a)
5.38%	06/01/21	10,000	8,005	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	12,000	11,526	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	7,000	6,726	(a,b)
Weyerhaeuser Co.
4.00%	04/15/30	14,000	14,140
Willis North America Inc.
3.60%	05/15/24	6,000	6,108	(a)
WPP Finance 2010
3.75%	09/19/24	10,000	10,103	(a)
WRKCo Inc.
3.00%	09/15/24	4,000	3,870	(a)
Xcel Energy Inc.
3.40%	06/01/30	5,000	5,103	(e)
Xilinx Inc.
2.95%	06/01/24	5,000	4,912	(a)
Zoetis Inc.
3.00%	09/12/27	3,000	3,045	(a)
3.90%	08/20/28	6,000	6,601	(a)
			4,440,772

Non-Agency Collateralized Mortgage Obligations – 3.4%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91%	07/15/49	23,000	22,570	(a,b)

		Principal Amount	Fair Value
BANK 2019-BNK17
4.52%	04/15/52	$10,000	$8,563	(a,b)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	34,000	34,488	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	63,000	65,225	(a)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	31,273	31,504	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	21,000	21,378	(a,b)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,063	(a,b)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	33,000	33,983	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	63,977	68,739	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	25,000	25,853	(a,b)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	15,000	15,456	(a,b)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.66%	11/15/48	20,000	19,131	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	740	26	(a,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%	03/15/48	353,296	12,061	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	39,185	37,614	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	17,000	16,938	(a,b)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	15,000	13,779	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,047	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	60,047	(a,b)
			539,465

Sovereign Bonds – 0.4%
Government of Mexico
4.00%	10/02/23	12,000	12,219	(a)
4.75%	03/08/44	20,000	20,212	(a)
Government of Peru
5.63%	11/18/50	11,000	16,125	(a)
Government of Uruguay
5.10%	06/18/50	14,040	15,978	(a)
			64,534

Municipal Bonds and Notes – 0.5%
American Municipal Power Inc.
6.27%	02/15/50	15,000	20,023	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	25,000	27,618	(a)
State of California
4.60%	04/01/38	15,000	16,516	(a)
State of Illinois
5.10%	06/01/33	10,000	9,926	(a)
The University of Texas System
3.35%	08/15/47	10,000	10,696	(a)
			84,779

Total Bonds and Notes (Cost $13,790,784)			14,481,186

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300)		932	22,694	(a,b)

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
Purchased Options – 0.1%
Purchased Options – 0.1%
10 Yr. U.S. Treasury Notes Futures (Strike price 138.00 USD, expiration date 05/22/20)	$3,000	$5,250	(a)
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20) (Strike price 175.00 USD, expiration date 05/22/20)	2,000	12,188	(a)
Total Options (Cost $10,848)		17,438

Total Investments in Securities (Cost $13,824,932)		14,521,318

Other Information:

	Number of Shares	Fair Value
Short-Term Investments – 22.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $3,552,547)	3,552,547	$3,552,547	(a,g,i)

Total Investments (Cost $17,377,479)		18,073,865

Liabilities in Excess of Other Assets, net – (12.0)%		(1,935,361)

NET ASSETS – 100.0%		$16,138,504

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$619	1.00%/Quarterly	12/20/24	$(2,222)	$(9,668)	$7,446
Markit CDX North America High Yield Index	Intercontinental Exchange	864	5.00%/ Quarterly	12/20/24	(52,681)	(40,659)	(12,023)
							$(4,577)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$884	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(36,573)	$—	$(36,573)

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2020	12	$2,625,074	$2,644,594	$19,520
5 Yr. U.S. Treasury Notes Futures	June 2020	9	1,102,441	1,128,234	25,793
			$45,313

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2020	1	$(176,843)	$(179,062)	$(2,219)
10 Yr. U.S. Treasury Notes Futures	June 2020	3	(412,339)	(416,063)	(3,724)
10 Yr. U.S. Treasury Ultra Futures	June 2020	5	(752,568)	(780,156)	(27,588)
					$(33,531)
					$11,782

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures		$138.00	05/22/20	3	$3,000	$5,250	$5,178	$72
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)		175.00	05/22/20	2	2,000	12,188	5,670	6,517
								$6,589

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $621,482 or 3.85% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

State Street Income V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1		Level 2	Level 3	Total
Investments in Securities
	U.S. Treasuries		$—	$3,964,280	$—	$3,964,280
	Agency Mortgage Backed		—	4,507,439	—	4,507,439
	Agency Collateralized Mortgage Obligations		—	282,660	—	282,660
	Asset Backed		—	597,257	—	597,257
	Corporate Notes		—	4,440,772	—	4,440,772
	Non-Agency Collateralized Mortgage Obligations		—	539,465	—	539,465
	Sovereign Bonds		—	64,534	—	64,534
	Municipal Bonds and Notes		—	84,779	—	84,779
	Preferred Stock		22,694	—	—	22,694
	Purchased Options		12,188	5,250	—	17,438
	Short-Term Investments		3,552,547	—	—	3,552,547

Total Investments in Securities			$3,587,429	$14,486,436	$—	$18,073,865

Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Depreciation	$		$(12,023)	$—	$(12,023)
	Credit Default Swap Contracts - Unrealized Appreciation		—	7,446	—	7,446
	Interst Rate Swap Contracts - Unrealized Depreciation		—	(36,573)	—	(36,573)
	Long Futures Contracts - Unrealized Appreciation		$45,313	$—	$—	$45,313
	Short Futures Contracts - Unrealized Depreciation		(33,531)	—	—	(33,531)

Total Other Financial Instruments			$11,782	$(41,150)	$—	$(29,368)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,365,049	$2,365,049	$6,264,880	$5,077,382	—	—	3,552,547	$3,552,547	$7,343

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 32.0% †
Common Stock – 32.0%
Advertising – 0.2%
Cardlytics Inc.	7,703	$269,297	(a)
Marchex Inc., Class B	16,500	23,925	(a)
National CineMedia Inc.	33,757	110,048
Omnicom Group Inc.	40,586	2,228,171
The Interpublic Group of Companies Inc.	45,509	736,791
		3,368,232
Aerospace & Defense – 0.3%
HEICO Corp.	7,668	572,109
Howmet Aerospace Inc.	67,398	1,082,412	(a)
National Presto Industries Inc.	2,457	173,980
Park Aerospace Corp.	10,096	127,210
Teledyne Technologies Inc.	6,704	1,992,898	(a)
TransDigm Group Inc.	970	310,584
Vectrus Inc.	6,024	249,454	(a)
		4,508,647
Air Freight & Logistics – 0.2%
Expeditors International of Washington Inc.	16,577	1,106,017
Hub Group Inc., Class A	8,984	408,503	(a)
XPO Logistics Inc.	17,268	841,815	(a)
		2,356,335
Airlines – 0.0% *
Alaska Air Group Inc.	8,697	247,604
Mesa Air Group Inc.	5,400	17,766	(a)
		265,370
Airport Services – 0.0% *
Macquarie Infrastructure Corp.	13,993	353,323
Apparel Retail – 0.6%
Guess? Inc.	13,043	88,301
Shoe Carnival Inc.	4,846	100,651
The Buckle Inc.	15,414	211,326
The Cato Corp., Class A	8,610	91,869
The TJX Companies Inc.	189,110	9,041,349
Zumiez Inc.	9,481	164,211	(a)
		9,697,707
Apparel, Accessories & Luxury Goods – 0.0% *
Delta Apparel Inc.	2,800	29,148	(a)
Application Software – 0.3%
American Software Inc., Class A	15,882	225,683
Avalara Inc.	3,536	263,786	(a)
Digital Turbine Inc.	41,945	180,783	(a)
Fair Isaac Corp.	5,341	1,643,372	(a)
Intelligent Systems Corp.	3,482	118,353	(a)
Manhattan Associates Inc.	12,004	598,039	(a)
SPS Commerce Inc.	1,572	73,114	(a)
Tyler Technologies Inc.	7,221	2,141,460	(a)
Zix Corp.	28,383	122,331	(a)
		5,366,921
Asset Management & Custody Banks – 0.4%
Ares Management Corp., Class A	8,142	251,832
Artisan Partners Asset Management Inc., Class A	14,300	307,307
Calamos Asset Management Inc., Class A	419	—	(b)
Cohen & Steers Inc.	12,157	552,536
Diamond Hill Investment Group Inc.	1,693	152,776
Federated Hermes Inc.	4,416	84,125
Sculptor Capital Management Inc.	9,089	123,065
Silvercrest Asset Management Group Inc., Class A	4,014	37,972
T Rowe Price Group Inc.	43,327	4,230,882
Waddell & Reed Financial Inc., Class A	15,869	180,589
Westwood Holdings Group Inc.	3,964	72,581
		5,993,665

	Number of Shares	Fair Value
Auto Parts & Equipment – 0.1%
American Axle & Manufacturing Holdings Inc.	15,239	$55,013	(a)
Gentex Corp.	47,881	1,061,043
		1,116,056
Automobile Manufacturers – 0.5%
Ford Motor Co.	736,210	3,555,894
General Motors Co.	195,644	4,065,482
Winnebago Industries Inc.	16,681	463,899
		8,085,275
Automotive Retail – 0.2%
America’s Car-Mart Inc.	1,138	64,126	(a)
Asbury Automotive Group Inc.	5,475	302,384	(a)
AutoNation Inc.	10,035	281,582	(a)
CarMax Inc.	22,292	1,199,978	(a)
Group 1 Automotive Inc.	9,480	419,585
Lithia Motors Inc., Class A	12,026	983,607
Sonic Automotive Inc., Class A	13,110	174,101
		3,425,363
Biotechnology – 1.0%
Adverum Biotechnologies Inc.	29,453	287,756	(a)
Anika Therapeutics Inc.	7,190	207,863	(a)
Ardelyx Inc.	33,660	191,357	(a)
Arrowhead Pharmaceuticals Inc.	19,964	574,364	(a)
Avid Bioservices Inc.	26,258	134,178	(a)
Biogen Inc.	32,653	10,330,756	(a)
BioSpecifics Technologies Corp.	2,911	164,675	(a)
Bioxcel Therapeutics Inc.	1,954	43,672	(a)
Catalyst Pharmaceuticals Inc.	37,983	146,235	(a)
CEL-SCI Corp.	3,450	39,813	(a)
Constellation Pharmaceuticals Inc.	8,365	262,912	(a)
Cue Biopharma Inc.	5,338	75,746	(a)
Eidos Therapeutics Inc.	900	44,091	(a)
Epizyme Inc.	9,296	144,181	(a)
Fate Therapeutics Inc.	21,807	484,333	(a)
Flexion Therapeutics Inc.	9,305	73,230	(a)
ImmunoGen Inc.	19,781	67,453	(a)
Invitae Corp.	3,306	45,193	(a)
Jounce Therapeutics Inc.	8,316	39,501	(a)
Karyopharm Therapeutics Inc.	14,529	279,102	(a)
Kindred Biosciences Inc.	14,183	56,732	(a)
Kodiak Sciences Inc.	4,589	218,895	(a)
Krystal Biotech Inc.	1,702	73,595	(a)
Mersana Therapeutics Inc.	11,131	64,894	(a)
Molecular Templates Inc.	9,312	123,757	(a)
Momenta Pharmaceuticals Inc.	3,167	86,142	(a)
Palatin Technologies Inc.	101,000	42,784	(a)
PDL BioPharma Inc.	60,704	171,185	(a)
Pfenex Inc.	16,141	142,364	(a)
Pieris Pharmaceuticals Inc.	23,096	52,659	(a)
Principia Biopharma Inc.	804	47,742	(a)
Syndax Pharmaceuticals Inc.	12,124	133,000	(a)
		14,850,160
Brewers – 0.1%
The Boston Beer Company Inc., Class A	2,499	918,532	(a)
Broadcasting – 0.0% *
Cumulus Media Inc., Class A	6,600	35,772	(a)
Media General Inc.	2,076	208
Saga Communications Inc., Class A	1,700	46,767
		82,747
Building Products – 0.1%
AAON Inc.	12,670	612,214
Fortune Brands Home & Security Inc.	26,303	1,137,605
		1,749,819
Cable & Satellite – 0.2%
Altice USA Inc., Class A	57,022	1,271,020	(a)
Cable One Inc.	762	1,252,736
		2,523,756

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Casinos & Gaming – 0.0% *
Century Casinos Inc.	8,000	$19,280	(a)
Monarch Casino & Resort Inc.	6,064	170,216	(a)
Penn National Gaming Inc.	7,804	98,721	(a)
		288,217
Coal & Consumable Fuels – 0.0% *
Arch Coal Inc., Class A	3,704	107,046
NACCO Industries Inc., Class A	1,700	47,566
		154,612
Commercial Printing – 0.0% *
Ennis Inc.	12,725	238,976
RR Donnelley & Sons Co.	17,700	16,965
		255,941
Commodity Chemicals – 0.0% *
Hawkins Inc.	3,923	139,659
Koppers Holdings Inc.	10,100	124,937	(a)
		264,596
Communications Equipment – 0.0% *
Comtech Telecommunications Corp.	3,999	53,147
Digi International Inc.	14,350	136,899	(a)
		190,046
Construction & Engineering – 0.3%
AECOM	28,257	843,471	(a)
Argan Inc.	7,361	254,470
Construction Partners Inc., Class A	9,746	164,610	(a)
Great Lakes Dredge & Dock Corp.	9,560	79,348	(a)
IES Holdings Inc.	2,800	49,420	(a)
Jacobs Engineering Group Inc.	24,192	1,917,700
MYR Group Inc.	5,720	149,807	(a)
Northwest Pipe Co.	2,300	51,175	(a)
Quanta Services Inc.	26,712	847,572
Tutor Perini Corp.	2,600	17,472	(a)
		4,375,045
Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	27,555	3,728,743
Miller Industries Inc.	5,807	164,222
Spartan Motors Inc.	13,431	173,394
		4,066,359
Construction Materials – 0.0% *
Forterra Inc.	10,209	61,050	(a)
United States Lime & Minerals Inc.	1,084	80,053
		141,103
Consumer Electronics – 0.1%
Garmin Ltd.	23,145	1,734,949
Universal Electronics Inc.	7,244	277,952	(a)
		2,012,901
Consumer Finance – 0.1%
Ally Financial Inc.	70,433	1,016,348
Curo Group Holdings Corp.	5,405	28,647
Navient Corp.	36,249	274,767
Santander Consumer USA Holdings Inc.	19,128	266,071
		1,585,833
Data Processing & Outsourced Services – 0.5%
Genpact Ltd.	9,418	275,006
NIC Inc.	35,120	807,760
Paychex Inc.	60,421	3,801,689
Sykes Enterprises Inc.	20,458	554,821	(a)
The Western Union Co.	79,198	1,435,860
Verra Mobility Corp.	68,472	488,890	(a)
		7,364,026
Department Stores – 0.0% *
Dillard’s Inc., Class A	870	32,146
Distributors – 0.0% *
Weyco Group Inc.	3,134	63,213
Diversified Metals & Mining – 0.0% *
Materion Corp.	1,058	37,041

	Number of Shares	Fair Value
Diversified REITs – 0.2%
Armada Hoffler Properties Inc.	24,963	$267,104
One Liberty Properties Inc.	7,759	108,083
PS Business Parks Inc.	6,574	890,908
STORE Capital Corp.	38,893	704,741
VEREIT Inc.	99,330	485,724
		2,456,560
Diversified Support Services – 0.3%
Copart Inc.	37,844	2,593,071	(a)
KAR Auction Services Inc.	23,939	287,268
McGrath RentCorp.	12,221	640,136
UniFirst Corp.	7,603	1,148,737
Viad Corp.	8,633	183,279
		4,852,491
Electric Utilities – 1.4%
Avangrid Inc.	8,156	357,070
Eversource Energy	60,980	4,769,246
Hawaiian Electric Industries Inc.	20,478	881,578
NextEra Energy Inc.	25,327	6,094,183
OGE Energy Corp.	37,755	1,160,211
Pinnacle West Capital Corp.	21,173	1,604,701
Xcel Energy Inc.	98,671	5,949,861
		20,816,850
Electrical Components & Equipment – 0.1%
Atkore International Group Inc.	4,509	95,005	(a)
Encore Wire Corp.	1,736	72,895
Powell Industries Inc.	4,271	109,636
Preformed Line Products Co.	1,590	79,230
Regal Beloit Corp.	7,735	486,918
Vivint Solar Inc.	16,192	70,759	(a)
		914,443
Electronic Components – 0.0% *
Vishay Intertechnology Inc.	14,184	204,391
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	14,522	778,379
Napco Security Technologies Inc.	5,640	85,559	(a)
		863,938
Electronic Manufacturing Services – 0.2%
Benchmark Electronics Inc.	19,804	395,882
Jabil Inc.	28,127	691,361
Kimball Electronics Inc.	12,882	140,671	(a)
Plexus Corp.	15,078	822,656	(a)
Sanmina Corp.	12,031	328,206	(a)
		2,378,776
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	16,361	398,554
PICO Holdings Inc.	9,398	73,116	(a)
Republic Services Inc.	40,111	3,010,732
Waste Management Inc.	9,536	882,652
		4,365,054
Fertilizers & Agricultural Chemicals – 0.1%
The Scotts Miracle-Gro Co.	7,431	760,934
Financial Exchanges & Data – 0.2%
CME Group Inc.	4,484	775,328
MarketAxess Holdings Inc.	4,280	1,423,400
Morningstar Inc.	3,680	427,800
		2,626,528
Food Distributors – 0.1%
United Natural Foods Inc.	9,338	85,723	(a)
US Foods Holding Corp.	41,237	730,307	(a)
		816,030
Food Retail – 0.1%
Casey’s General Stores Inc.	6,870	910,206
Village Super Market Inc., Class A	4,000	98,320
Weis Markets Inc.	5,031	209,592
		1,218,118

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Footwear – 0.1%
Rocky Brands Inc.	3,572	$69,118
Steven Madden Ltd.	41,283	959,004
		1,028,122
Gas Utilities – 0.1%
Atmos Energy Corp.	22,720	2,254,506
General Merchandise Stores – 0.6%
Target Corp.	92,227	8,574,344
Gold – 0.0% *
Gold Resource Corp.	13,904	38,236
Health Care REITs – 0.3%
Community Healthcare Trust Inc.	8,829	337,974
LTC Properties Inc.	14,529	448,946
Medical Properties Trust Inc.	89,591	1,549,029
National Health Investors Inc.	18,038	893,242
New Senior Investment Group Inc.	45,229	115,786
Omega Healthcare Investors Inc.	40,237	1,067,890
		4,412,867
Healthcare Distributors – 0.4%
Henry Schein Inc.	27,535	1,391,068	(a)
McKesson Corp.	30,423	4,115,015
Owens & Minor Inc.	33,201	303,789
Patterson Companies Inc.	24,263	370,982
		6,180,854
Healthcare Equipment – 1.4%
Alphatec Holdings Inc.	8,700	30,015	(a)
Danaher Corp.	92,478	12,799,880
Invacare Corp.	18,175	135,040
Masimo Corp.	8,901	1,576,545	(a)
ResMed Inc.	26,687	3,930,728
STERIS PLC	15,757	2,205,508
Zynex Inc.	8,571	94,881	(a)
		20,772,597
Healthcare Facilities – 0.1%
Community Health Systems Inc.	46,448	155,136	(a)
National HealthCare Corp.	6,265	449,388
Select Medical Holdings Corp.	34,115	511,725	(a)
Tenet Healthcare Corp.	33,135	477,144	(a)
The Ensign Group Inc.	6,009	225,999
US Physical Therapy Inc.	3,858	266,202
		2,085,594
Healthcare Services – 0.2%
Addus HomeCare Corp.	5,521	373,220	(a)
Amedisys Inc.	2,459	451,325	(a)
CorVel Corp.	4,555	248,293	(a)
Cross Country Healthcare Inc.	19,092	128,680	(a)
DaVita Inc.	16,326	1,241,755	(a)
		2,443,273
Healthcare Supplies – 0.2%
Atrion Corp.	579	376,350
Utah Medical Products Inc.	1,908	179,447
West Pharmaceutical Services Inc.	13,710	2,087,348
		2,643,145
Healthcare Technology – 0.0% *
Simulations Plus Inc.	6,443	224,990
Home Building – 0.6%
Beazer Homes USA Inc.	15,423	99,324	(a)
Century Communities Inc.	15,440	224,034	(a)
D.R. Horton Inc.	63,107	2,145,638
KB Home	7,200	130,320
Lennar Corp., Class A	51,804	1,978,913
M/I Homes Inc.	14,503	239,735	(a)
MDC Holdings Inc.	24,786	575,035
Meritage Homes Corp.	9,021	329,357	(a)
NVR Inc.	606	1,556,881	(a)
PulteGroup Inc.	47,645	1,063,436
Taylor Morrison Home Corp.	31,041	341,451	(a)
Toll Brothers Inc.	22,710	437,168

	Number of Shares	Fair Value
TopBuild Corp.	7,903	$566,171	(a)
TRI Pointe Group Inc.	26,407	231,589	(a)
		9,919,052
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	16,113	67,836
Haverty Furniture Companies Inc.	9,445	112,301
Williams-Sonoma Inc.	14,544	618,411
		798,548
Home Furnishings – 0.0% *
Ethan Allen Interiors Inc.	3,300	33,726
Home Improvement Retail – 0.0% *
Floor & Decor Holdings Inc.	13,088	419,994	(a)
Hotel & Resort REITs – 0.0% *
Apple Hospitality REIT Inc.	40,072	367,460
Hotels, Resorts & Cruise Lines – 0.0% *
Wyndham Destinations Inc.	16,880	366,296
Household Products – 0.7%
The Procter & Gamble Co.	96,120	10,573,200
Human Resource & Employment Services – 0.1%
BG Staffing Inc.	4,000	29,920
GP Strategies Corp.	5,800	37,758	(a)
Kelly Services Inc., Class A	17,206	218,344
ManpowerGroup Inc.	11,057	585,911
		871,933
Hypermarkets & Super Centers – 0.8%
Costco Wholesale Corp.	44,909	12,804,903
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	16,510	224,536
Industrial Conglomerates – 0.8%
Carlisle Companies Inc.	10,359	1,297,775
Honeywell International Inc.	86,058	11,513,700
		12,811,475
Industrial Gases – 0.5%
Air Products & Chemicals Inc.	41,431	8,270,042
Industrial Machinery – 0.3%
Gencor Industries Inc.	4,200	44,100	(a)
Hurco Companies Inc.	3,197	93,033
Hyster-Yale Materials Handling Inc.	2,027	81,262
Ingersoll Rand Inc.	35,000	868,000	(a)
ITT Inc.	16,589	752,477
Mueller Industries Inc.	19,135	458,092
Omega Flex Inc.	1,350	113,940
Snap-on Inc.	10,253	1,115,731
The Eastern Co.	2,434	47,463
The Gorman-Rupp Co.	8,892	277,519
The Timken Co.	6,106	197,468
Woodward Inc.	10,374	616,631
		4,665,716
Insurance Brokers – 0.1%
Brown & Brown Inc.	44,308	1,604,836
eHealth Inc.	787	110,825	(a)
Goosehead Insurance Inc., Class A	5,248	234,218
		1,949,879
Integrated Telecommunication Services – 0.8%
AT&T Inc.	435,031	12,681,154
IDT Corp., Class B	7,600	41,192	(a)
		12,722,346
Interactive Media & Services – 0.0% *
DHI Group Inc.	23,000	49,680	(a)
EverQuote Inc., Class A	4,719	123,874	(a)
		173,554
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com Inc., Class A	12,713	168,193	(a)
Amazon.com Inc.	2,525	4,923,043	(a)
PetMed Express Inc.	4,614	132,791
The Rubicon Project Inc.	24,324	134,998	(a)
		5,359,025

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	14,352	$138,640
Houlihan Lokey Inc.	17,110	891,773
INTL. FCStone Inc.	7,748	280,943	(a)
Moelis & Co., Class A	15,084	423,860
Oppenheimer Holdings Inc., Class A	2,487	49,143
		1,784,359
IT Consulting & Other Services – 0.5%
Amdocs Ltd.	25,058	1,377,438
Booz Allen Hamilton Holding Corp.	25,582	1,755,949
CACI International Inc., Class A	4,654	982,692	(a)
Leidos Holdings Inc.	25,117	2,301,973
ManTech International Corp., Class A	13,323	968,182
Perficient Inc.	13,885	376,145	(a)
		7,762,379
Leisure Facilities – 0.0% *
RCI Hospitality Holdings Inc.	4,704	46,899
Leisure Products – 0.0% *
Johnson Outdoors Inc., Class A	2,358	147,847
MasterCraft Boat Holdings Inc.	4,448	32,470	(a)
		180,317
Life & Health Insurance – 0.5%
Aflac Inc.	136,754	4,682,457
Brighthouse Financial Inc.	19,905	481,104	(a)
FBL Financial Group Inc., Class A	2,325	108,508
Globe Life Inc.	20,122	1,448,180
Independence Holding Co.	1,669	42,660
National Western Life Group Inc., Class A	1,134	195,048
		6,957,957
Life Sciences Tools & Services – 0.1%
Luminex Corp.	2,792	76,864
Medpace Holdings Inc.	10,963	804,465	(a)
Repligen Corp.	9,527	919,736	(a)
		1,801,065
Metal & Glass Containers – 0.5%
AptarGroup Inc.	12,043	1,198,760
Ball Corp.	60,779	3,929,970
Crown Holdings Inc.	24,556	1,425,230	(a)
Greif Inc., Class B	2,255	90,336
Silgan Holdings Inc.	14,541	421,980
		7,066,276
Mortgage REITs – 0.3%
AGNC Investment Corp.	102,185	1,081,118
Annaly Capital Management Inc.	268,489	1,361,239
Apollo Commercial Real Estate Finance Inc.	64,115	475,733
Ares Commercial Real Estate Corp.	14,416	100,768
Blackstone Mortgage Trust Inc., Class A	33,355	621,070
Chimera Investment Corp.	35,423	322,349
Dynex Capital Inc.	12,070	126,011
Ellington Financial Inc.	15,793	90,178
Starwood Property Trust Inc.	51,505	527,926
Two Harbors Investment Corp.	50,237	191,403
		4,897,795
Movies & Entertainment – 0.6%
Roku Inc.	16,108	1,409,128	(a)
The Walt Disney Co.	75,481	7,291,464
		8,700,592
Multi-Line Insurance – 0.3%
American Financial Group Inc.	13,911	974,883
Assurant Inc.	11,401	1,186,730
The Hartford Financial Services Group Inc.	47,997	1,691,414
		3,853,027

	Number of Shares	Fair Value
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	95,435	$17,448,381	(a)
Cannae Holdings Inc.	2,819	94,408	(a)
		17,542,789
Multi-Utilities – 0.5%
Ameren Corp.	46,045	3,353,457
Unitil Corp.	6,027	315,333
WEC Energy Group Inc.	43,642	3,846,169
		7,514,959
Office REITs – 0.0% *
Equity Commonwealth	22,634	717,724
Office Services & Supplies – 0.0% *
Steelcase Inc., Class A	21,856	215,719
Oil & Gas Drilling – 0.0% *
Nabors Industries Ltd.	86,600	33,783
Oil & Gas Equipment & Services – 0.0% *
Era Group Inc.	9,000	47,970	(a)
Geospace Technologies Corp.	6,100	39,040	(a)
Matrix Service Co.	13,546	128,281	(a)
		215,291
Oil & Gas Refining & Marketing – 0.4%
Phillips 66	30,438	1,632,999
REX American Resources Corp.	3,027	140,786	(a)
Valero Energy Corp.	67,832	3,076,859
World Fuel Services Corp.	34,543	869,793
		5,720,437
Oil & Gas Storage & Transportation – 0.1%
DHT Holdings Inc.	44,651	342,473
Dorian LPG Ltd.	14,148	123,229	(a)
Nordic American Tankers Ltd.	69,726	315,859
		781,561
Other Diversified Financial Services – 0.0% *
Equitable Holdings Inc.	40,193	580,789
Packaged Foods & Meats – 0.4%
General Mills Inc.	10,157	535,985
J&J Snack Foods Corp.	5,158	624,118
Lancaster Colony Corp.	6,321	914,269
Tootsie Roll Industries Inc.	8,604	309,412
Tyson Foods Inc., Class A	54,123	3,132,098
		5,515,882
Paper Packaging – 0.0% *
UFP Technologies Inc.	3,669	139,752	(a)
Paper Products – 0.0% *
Schweitzer-Mauduit International Inc.	16,576	461,144
Pharmaceuticals – 1.1%
Axsome Therapeutics Inc.	3,361	197,728	(a)
Johnson & Johnson	127,986	16,782,804
Lannett Company Inc.	17,500	121,625	(a)
Recro Pharma Inc.	10,644	86,961	(a)
Revance Therapeutics Inc.	21,000	310,800	(a)
Zynerba Pharmaceuticals Inc.	10,500	40,215	(a)
		17,540,133
Property & Casualty Insurance – 1.9%
AMERISAFE Inc.	10,196	657,336
Arch Capital Group Ltd.	72,041	2,050,287	(a)
Assured Guaranty Ltd.	17,590	453,646
Axis Capital Holdings Ltd.	15,580	602,167
Chubb Ltd.	64,470	7,200,654
Cincinnati Financial Corp.	28,627	2,159,907
Donegal Group Inc., Class A	5,617	85,378
Employers Holdings Inc.	8,908	360,863
Fidelity National Financial Inc.	49,938	1,242,458
First American Financial Corp.	20,628	874,834
James River Group Holdings Ltd.	1,500	54,360
Kinsale Capital Group Inc.	9,991	1,044,359
Loews Corp.	46,566	1,621,894
Markel Corp.	1,643	1,524,523	(a)
Old Republic International Corp.	53,217	811,559

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Protective Insurance Corp., Class B	4,790	$65,863
Safety Insurance Group Inc.	7,472	630,861
The Allstate Corp.	51,377	4,712,812
The Hanover Insurance Group Inc.	7,199	652,086
White Mountains Insurance Group Ltd.	582	529,620
WR Berkley Corp.	27,012	1,409,216
		28,744,683
Publishing – 0.0% *
Scholastic Corp.	1,500	38,235
Railroads – 0.1%
Kansas City Southern	18,001	2,289,367
Real Estate Operating Companies – 0.0% *
Rafael Holdings Inc., Class B	4,800	61,488	(a)
Regional Banks – 0.4%
1st Constitution Bancorp	4,857	64,355
ACNB Corp.	3,346	100,380
American National Bankshares Inc.	1,488	35,563
Ames National Corp.	4,748	97,097
Arrow Financial Corp.	6,609	184,193
Bank First Corp.	900	50,400
Bank of Hawaii Corp.	7,561	417,670
Bank of Marin Bancorp	3,378	101,340
Baycom Corp.	5,731	69,059	(a)
Cambridge Bancorp	2,229	115,908
Chemung Financial Corp.	1,860	61,343
Citizens & Northern Corp.	6,446	128,920
City Holding Co.	5,063	336,841
Community Trust Bancorp Inc.	6,311	200,627
Customers Bancorp Inc.	11,601	126,799	(a)
Evans Bancorp Inc.	2,491	60,556
Fidelity D&D Bancorp Inc.	1,425	72,703
Financial Institutions Inc.	4,852	88,015
First Business Financial Services Inc.	2,100	32,550
First Capital Inc.	1,689	101,171
First Community Bancshares Inc.	7,383	172,024
First Financial Corp.	5,983	201,747
First Financial Northwest Inc.	3,603	36,174
First Hawaiian Inc.	24,928	412,060
First Internet Bancorp	5,094	83,643
First Mid Bancshares Inc.	6,088	144,529
First Northwest Bancorp	2,900	31,523
FNB Corp.	51,013	375,966
Franklin Financial Services Corp.	2,276	62,476
Hawthorn Bancshares Inc.	2,600	47,710
Investar Holding Corp.	2,700	34,479
LCNB Corp.	5,002	63,025
Level One Bancorp Inc.	2,039	36,702
Mackinac Financial Corp.	3,200	33,440
Metropolitan Bank Holding Corp.	1,299	34,982	(a)
Mid Penn Bancorp Inc.	490	9,923
National Bankshares Inc.	3,247	103,579
Nicolet Bankshares Inc.	4,972	271,372	(a)
Northrim BanCorp Inc.	3,301	89,127
Norwood Financial Corp.	3,018	80,581
Oak Valley Bancorp	3,174	49,959
Ohio Valley Banc Corp.	2,126	63,737
Orrstown Financial Services Inc.	2,744	37,785
Park National Corp.	5,192	403,107
Parke Bancorp Inc.	5,369	72,428
PCB Bancorp	2,800	27,384
Penns Woods Bancorp Inc.	2,218	53,897
Peoples Bancorp of North Carolina Inc.	2,100	42,756
Premier Financial Bancorp Inc.	7,106	88,114
Prosperity Bancshares Inc.	13,359	644,572
Republic Bancorp Inc., Class A	2,486	82,113
Select Bancorp Inc.	5,057	38,585	(a)
Shore Bancshares Inc.	6,570	71,284
The Bancorp Inc.	12,274	74,503	(a)
The Community Financial Corp.	1,500	33,150
		6,553,926

	Number of Shares	Fair Value
Reinsurance – 0.1%
Reinsurance Group of America Inc.	11,853	$997,311
Research & Consulting Services – 0.2%
CBIZ Inc.	25,886	541,535	(a)
CRA International Inc.	3,855	128,796
Exponent Inc.	26,133	1,879,224
ICF International Inc.	4,230	290,601
Resources Connection Inc.	11,567	126,890
		2,967,046
Residential REITs – 0.0% *
Bluerock Residential Growth REIT Inc.	9,600	53,472
BRT Apartments Corp.	4,477	45,889
		99,361
Restaurants – 0.6%
Aramark	47,095	940,487
Brinker International Inc.	19,145	229,931
Cracker Barrel Old Country Store Inc.	2,466	205,221
Starbucks Corp.	120,508	7,922,196
The Cheesecake Factory Inc.	21,368	364,965
Wingstop Inc.	1,128	89,902
		9,752,702
Retail REITs – 0.3%
Brixmor Property Group Inc.	56,019	532,181
Getty Realty Corp.	16,633	394,867
Kimco Realty Corp.	77,647	750,847
National Retail Properties Inc.	32,171	1,035,585
Realty Income Corp.	15,941	794,818
RPT Realty	7,700	46,431
Spirit Realty Capital Inc.	18,628	487,122
Weingarten Realty Investors	23,023	332,222
Whitestone REIT	19,552	121,222
		4,495,295
Semiconductor Equipment – 1.4%
Amkor Technology Inc.	49,852	388,347	(a)
Applied Materials Inc.	173,605	7,954,581
Enphase Energy Inc.	4,606	148,728	(a)
KLA Corp.	29,522	4,243,492
Lam Research Corp.	27,169	6,520,560
Photronics Inc.	34,067	349,528	(a)
Teradyne Inc.	31,386	1,700,180
Ultra Clean Holdings Inc.	21,168	292,118	(a)
		21,597,534
Semiconductors – 0.6%
Alpha & Omega Semiconductor Ltd.	9,332	59,818	(a)
Cirrus Logic Inc.	6,022	395,224	(a)
Diodes Inc.	20,216	821,477	(a)
DSP Group Inc.	3,400	45,560	(a)
Intel Corp.	146,742	7,941,677
SunPower Corp.	3,300	16,731	(a)
		9,280,487
Specialized Consumer Services – 0.0% *
Collectors Universe Inc.	4,866	76,250
Specialized Finance – 0.0% *
NewStar Financial Inc.	492	119
Specialized REITs – 0.1%
Farmland Partners Inc.	14,441	87,657
Lamar Advertising Co., Class A	16,044	822,736
Life Storage Inc.	8,696	822,207
Outfront Media Inc.	26,957	363,380
		2,095,980
Specialty Stores – 0.0% *
Dick’s Sporting Goods Inc.	11,535	245,234
Hibbett Sports Inc.	9,353	102,275	(a)
MarineMax Inc.	11,392	118,705	(a)
Sportsman’s Warehouse Holdings Inc.	14,883	91,679	(a)
		557,893

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Steel – 0.1%
Reliance Steel & Aluminum Co.	12,281	$1,075,693
Warrior Met Coal Inc.	21,655	229,976
		1,305,669
Systems Software – 0.7%
Microsoft Corp.	72,079	11,367,579
Technology Distributors – 0.2%
Arrow Electronics Inc.	15,297	793,456	(a)
Insight Enterprises Inc.	17,293	728,554	(a)
PC Connection Inc.	6,030	248,496
ScanSource Inc.	12,582	269,129	(a)
SYNNEX Corp.	7,789	569,376
		2,609,011
Technology Hardware, Storage & Peripherals – 1.3%
Apple Inc.	77,401	19,682,300
Xerox Holdings Corp.	33,132	627,520	(a)
		20,309,820
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial Inc.	66,538	772,506
ESSA Bancorp Inc.	5,101	69,629
FS Bancorp Inc.	1,863	67,068
Luther Burbank Corp.	9,009	82,613
MMA Capital Holdings Inc.	2,200	54,406	(a)
NMI Holdings Inc., Class A	8,768	101,796	(a)
Northwest Bancshares Inc.	48,236	558,090
OP Bancorp	7,224	53,891
Provident Financial Holdings Inc.	2,700	41,121
Territorial Bancorp Inc.	4,184	102,717
Timberland Bancorp Inc.	1,747	31,953
TrustCo Bank Corp.	47,344	256,131
Waterstone Financial Inc.	12,743	185,283
Western New England Bancorp Inc.	4,900	33,124
		2,410,328
Tobacco – 0.0% *
Vector Group Ltd.	59,368	559,247
Trading Companies & Distributors – 0.1%
BMC Stock Holdings Inc.	35,715	633,227	(a)
CAI International Inc.	8,873	125,464	(a)
Foundation Building Materials Inc.	10,959	112,768	(a)
GMS Inc.	21,606	339,862	(a)
Kaman Corp.	13,821	531,694
Lawson Products Inc.	2,160	57,715	(a)
Rush Enterprises Inc., Class A	1,600	51,072
Rush Enterprises Inc., Class B	2,479	75,634
Transcat Inc.	3,607	95,586	(a)
		2,023,022
Trucking – 0.1%
Heartland Express Inc.	23,475	435,931
Landstar System Inc.	2,717	260,452
Marten Transport Ltd.	19,702	404,285
PAM Transportation Services Inc.	907	27,890	(a)
Saia Inc.	1,021	75,084	(a)
US Xpress Enterprises Inc., Class A	10,000	33,400	(a)
Werner Enterprises Inc.	23,295	844,677
		2,081,719
Wireless Telecommunication Services – 0.0% *
Spok Holdings Inc.	9,130	97,600
Total Domestic Equity (Cost $543,721,656)		493,188,762

Foreign Equity – 24.4%
Common Stock – 24.1%
Advertising – 0.0% *
Cheil Worldwide Inc.	2,930	37,969
WPP PLC	27,314	185,385
		223,354

	Number of Shares	Fair Value
Aerospace & Defense – 0.1%
Meggitt PLC	171,365	$614,934
Singapore Technologies Engineering Ltd.	344,200	751,727
		1,366,661
Agricultural Products – 0.1%
Wilmar International Ltd.	425,294	960,074
Air Freight & Logistics – 0.0% *
Hyundai Glovis Company Ltd.	2,318	171,537
Airlines – 0.1%
Copa Holdings S.A.	5,947	269,340
Japan Airlines Company Ltd.	25,140	460,168
Singapore Airlines Ltd.	83,108	336,753
		1,066,261
Airport Services – 0.0% *
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	15,155	82,296
SATS Ltd.	123,263	273,517
		355,813
Alternative Carriers – 0.0% *
Iliad S.A.	3,277	439,262
Aluminum – 0.0% *
China Zhongwang Holdings Ltd.	129,075	33,722
Apparel Retail – 0.1%
ABC-Mart Inc.	7,342	365,991
Hennes & Mauritz AB, Class B	19,240	245,834
Mr Price Group Ltd.	39,115	249,845
Shimamura Company Ltd.	4,700	282,908
		1,144,578
Apparel, Accessories & Luxury Goods – 0.2%
Bosideng International Holdings Ltd.	474,000	110,122
Burberry Group PLC	90,396	1,466,820
FF Group	1,860	980	(a,b)
Li Ning Company Ltd.	144,000	414,370
Shenzhou International Group Holdings Ltd.	45,326	475,586
The Swatch Group AG	11,666	449,289
		2,917,167
Asset Management & Custody Banks – 0.3%
3i Group PLC	215,229	2,081,878
CI Financial Corp.	48,071	471,811
HDFC Asset Management Company Ltd.	6,279	174,755	(c)
IGM Financial Inc.	17,659	289,695
Magellan Financial Group Ltd.	28,262	745,840
Schroders PLC	10,509	320,725
		4,084,704
Auto Parts & Equipment – 0.4%
Adient PLC	26,512	240,464	(a)
Faurecia S.A.	16,806	489,586
Fuyao Glass Industry Group Company Ltd., Class H	74,226	157,734	(c)
JTEKT Corp.	43,700	293,973
Magna International Inc.	64,231	2,026,637
Sumitomo Electric Industries Ltd.	166,241	1,729,964
Toyoda Gosei Company Ltd.	13,765	233,331
Valeo S.A.	31,111	503,761
		5,675,450
Automobile Manufacturers – 0.2%
BAIC Motor Corporation Ltd., Class H	241,500	95,019	(c)
Dongfeng Motor Group Company Ltd., Class H	401,138	261,247
Ford Otomotiv Sanayi A/S	10,363	77,222
Great Wall Motor Company Ltd., Class H	471,407	299,008
Guangzhou Automobile Group Company Ltd., Class H	37,015	36,828

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Kia Motors Corp.	37,277	$784,640
Peugeot S.A.	84,538	1,094,986
		2,648,950
Automotive Retail – 0.0% *
Hotai Motor Company Ltd.	37,502	605,564
Petrobras Distribuidora S.A.	26,664	79,736
		685,300
Banks – 0.0% *
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(b)
Biotechnology – 0.1%
Galapagos N.V.	3,763	735,183	(a)
XBiotech Inc.	7,155	75,986	(a)
		811,169
Brewers – 0.0% *
Carlsberg Brewery Malaysia Bhd	23,200	134,259
Tsingtao Brewery Company Ltd., Class H	16,000	81,642
		215,901
Broadcasting – 0.0% *
ITV PLC	798,907	654,475
Building Products – 0.3%
China Lesso Group Holdings Ltd.	160,000	207,185
LIXIL Group Corp.	59,000	724,054
Trane Technologies PLC	39,665	3,275,932
		4,207,171
Cable & Satellite – 0.1%
Altice N.V., Class A	136,870	525,540	(a)
Cyfrowy Polsat S.A.	38,928	222,124
Eutelsat Communications S.A.	38,422	397,358
Megacable Holdings SAB de C.V.	32,680	90,381
		1,235,403
Casinos & Gaming – 0.0% *
Altus San Nicolas Corp.	1,515	155
OPAP S.A.	29,366	223,297
		223,452
Coal & Consumable Fuels – 0.0% *
China Shenhua Energy Company Ltd., Class H	319,145	603,158
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	22,069	467,122
Toppan Printing Company Ltd.	62,000	942,847
		1,409,969
Commodity Chemicals – 0.1%
Advanced Petrochemical Co.	15,663	184,430
Berger Paints India Ltd.	35,466	233,443
Mesaieed Petrochemical Holding Co.	490,560	195,868
Tosoh Corp.	57,500	647,225
		1,260,966
Communications Equipment – 0.0% *
BYD Electronic International Company Ltd.	102,500	171,122
KMW Company Ltd.	3,815	154,666	(a)
		325,788
Computer & Electronics Retail – 0.0% *
Yamada Denki Company Ltd.	138,400	549,055
Construction & Engineering – 0.4%
Bouygues S.A.	49,542	1,430,402
China Communications Services Corporation Ltd., Class H	352,121	253,254
China Railway Construction Corporation Ltd., Class H	195,600	216,305
Eiffage S.A.	17,347	1,225,044
Gamuda Bhd	259,758	170,015
IJM Corporation Bhd	61,300	22,421
Metallurgical Corporation of China Ltd., Class H	341,146	59,363

	Number of Shares	Fair Value
Skanska AB, Class B	75,279	$1,131,154	(a)
Vinci S.A.	23,979	1,949,270
		6,457,228
Construction Machinery & Heavy Trucks – 0.1%
Doosan Bobcat Inc.	7,628	111,840
Hino Motors Ltd.	63,800	338,901
Weichai Power Company Ltd., Class H	142,546	227,115
Zoomlion Heavy Industry Science and Technology Company Ltd.	204,800	147,356
		825,212
Construction Materials – 0.1%
Anhui Conch Cement Company Ltd., Class H	33,929	233,135
China National Building Material Company Ltd., Class H	160,000	174,844
Saudi Cement Co.	11,070	143,437
The Siam Cement PCL	2,440	24,090
The Siam Cement PCL NVDR	77,129	756,774
		1,332,280
Consumer Finance – 0.0% *
Samsung Card Company Ltd.	4,407	108,243
Copper – 0.0% *
Jiangxi Copper Company Ltd., Class H	173,560	159,300
Data Processing & Outsourced Services – 0.0% *
EVERTEC Inc.	27,060	615,074
Department Stores – 0.1%
Hyundai Department Store Company Ltd.	2,073	99,682
Next PLC	29,477	1,476,265
		1,575,947
Diversified Banks – 1.2%
Absa Group Ltd.	29,544	123,086
Agricultural Bank of China Ltd., Class H	3,625,895	1,448,037
Bancolombia S.A.	35,507	210,763
Bank Hapoalim BM	236,445	1,418,369
Bank Leumi Le-Israel BM	254,489	1,404,849
Bank of China Ltd., Class H	177,823	67,707
Bank of Communications Company Ltd., Class H	1,340,944	816,913
Bank of the Philippine Islands	18,340	22,312
Bank Polska Kasa Opieki S.A.	26,237	350,211
Banque Saudi Fransi	13,064	89,671
China CITIC Bank Corporation Ltd., Class H	1,371,953	674,837
China Everbright Bank Company Ltd., Class H	467,161	177,748
China Minsheng Banking Corporation Ltd., Class H	1,085,859	803,340
Credit Agricole S.A.	255,226	1,796,701
Dubai Islamic Bank PJSC	161,121	157,358
First Financial Holding Company Ltd.	319,134	206,225
Hong Leong Financial Group Bhd	33,812	106,186
Industrial & Commercial Bank of China Ltd., Class H	1,113,427	759,737
Industrial Bank of Korea	35,485	216,817
Israel Discount Bank Ltd., Class A	132,294	386,193
Komercni banka A/S	11,505	215,938
Krung Thai Bank PCL NVDR	77	27
MCB Bank Ltd.	63,107	56,171
Mega Financial Holding Company Ltd.	731,341	686,729
Mizrahi Tefahot Bank Ltd.	31,216	575,210
Moneta Money Bank A/S	75,454	154,708	(c)
Nedbank Group Ltd.	17,386	80,466
Postal Savings Bank of China Company Ltd., Class H	453,647	276,264	(c)
Qatar International Islamic Bank QSC	109,520	217,862
RHB Bank Bhd	114,748	124,858
Royal Bank of Canada	41,319	2,530,493
SinoPac Financial Holdings Company Ltd.	1,089,381	396,975

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Societe Generale S.A.	19,195	$312,845
Taiwan Cooperative Financial Holding Company Ltd.	649,040	391,953
The Siam Commercial Bank PCL	6,210	13,104
The Siam Commercial Bank PCL NVDR	9,900	20,823
Turkiye Garanti Bankasi A/S	37,709	46,409	(a)
Turkiye Is Bankasi A/S , Class C	232,562	166,531	(a)
VTB Bank PJSC GDR	244,112	201,392
		17,705,818
Diversified Capital Markets – 0.0% *
Banco BTG Pactual S.A.	35,269	226,033
Investec Ltd.	43,676	83,121
		309,154
Diversified Chemicals – 0.1%
Daicel Corp.	55,200	399,984
Mitsubishi Gas Chemical Companies Inc.	35,500	381,549
		781,533
Diversified Metals & Mining – 0.2%
Boliden AB	47,998	859,761
Ferroglobe PLC	1,316	—	(b)
Korea Zinc Company Ltd.	1,313	382,106
Mitsubishi Materials Corp.	23,700	482,571
MMC Norilsk Nickel PJSC ADR	22,030	548,988
		2,273,426
Diversified Real Estate Activities – 0.1%
Aldar Properties PJSC	568,886	234,721
Hang Lung Properties Ltd.	76,000	153,294
Kerry Properties Ltd.	145,500	380,572
LendLease Group	125,005	779,868
Nomura Real Estate Holdings Inc.	27,800	448,033
Robinsons Land Corp.	306,706	89,231
Shenzhen Investment Ltd.	446,000	138,179
		2,223,898
Diversified REITs – 0.1%
Fibra Uno Administracion S.A. de C.V.	478,182	378,929
Fortress REIT Ltd., Class A	31,924	18,053
Growthpoint Properties Ltd.	457,427	329,624
H&R Real Estate Investment Trust	29,507	185,125
Mirvac Group	862,804	1,090,753
		2,002,484
Diversified Support Services – 0.0% *
Greentown Service Group Company Ltd.	168,000	203,744
Drug Retail – 0.1%
Clicks Group Ltd.	40,317	581,939
Welcia Holdings Company Ltd.	10,400	727,340
		1,309,279
Electric Utilities – 0.6%
CLP Holdings Ltd.	268,437	2,459,471
Endesa S.A.	70,043	1,474,544
Enel Americas S.A.	770,635	94,301
Enel S.p.A.	23,292	159,842
HK Electric Investments & HK Electric Investments Ltd.	583,500	560,335
Hydro One Ltd.	72,621	1,292,877	(c)
Inter Rao UES PJSC	5,546,697	346,463	(a)
Interconexion Electrica S.A. ESP	22,285	84,966
Mercury NZ Ltd.	151,095	375,870
Red Electrica Corporacion S.A.	86,565	1,547,561
SSE PLC	34,394	551,722
Terna Rete Elettrica Nazionale S.p.A.	75,053	469,356
		9,417,308
Electrical Components & Equipment – 0.0% *
WEG S.A.	75,324	487,531
Electronic Components – 0.2%
Hirose Electric Company Ltd.	7,200	739,312
Kingboard Laminates Holdings Ltd.	159,020	145,538

	Number of Shares	Fair Value
Omron Corp.	36,400	$1,874,480
Zhen Ding Technology Holding Ltd.	84,263	257,515
		3,016,845
Electronic Equipment & Instruments – 0.1%
Halma PLC	83,724	1,962,943
Electronic Manufacturing Services – 0.1%
Fabrinet	18,055	985,081	(a)
Environmental & Facilities Services – 0.1%
A-Living Services Company Ltd.	66,000	316,599	(c)
Country Garden Services Holdings Company Ltd.	133,000	540,518
		857,117
Fertilizers & Agricultural Chemicals – 0.0% *
Saudi Arabian Fertilizer Co.	11,415	187,256
Financial Exchanges & Data – 0.2%
ASX Ltd.	42,688	1,993,869
Singapore Exchange Ltd.	177,817	1,143,211
		3,137,080
Food Distributors – 0.0% *
The SPAR Group Ltd.	28,439	289,406
Food Retail – 0.7%
BIM Birlesik Magazalar A/S	45,092	343,138
Casino Guichard Perrachon S.A.	11,972	455,822
Empire Company Ltd., Class A	35,174	680,325
ICA Gruppen AB	19,941	831,570
Jeronimo Martins SGPS S.A.	55,715	1,000,455
Koninklijke Ahold Delhaize N.V.	137,882	3,195,721
Loblaw Companies Ltd.	40,198	2,048,944
Metro Inc.	56,233	2,248,372
Pick n Pay Stores Ltd.	7,352	24,946
WM Morrison Supermarkets PLC	208,447	454,596
		11,283,889
Footwear – 0.1%
ANTA Sports Products Ltd.	94,002	682,307
Yue Yuen Industrial Holdings Ltd.	154,000	235,383
		917,690
Gas Utilities – 0.2%
Enagas S.A.	50,004	981,385
Petronas Gas Bhd	65,771	233,492
Snam S.p.A.	430,874	1,959,135
		3,174,012
General Merchandise Stores – 0.4%
Harvey Norman Holdings Ltd.	118,961	217,348
Wesfarmers Ltd.	250,127	5,273,958
		5,491,306
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	38,181	707,777
Medipal Holdings Corp.	40,477	753,337
Suzuken Company Ltd.	15,956	577,403
		2,038,517
Healthcare Equipment – 0.2%
Fisher & Paykel Healthcare Corporation Ltd.	41,024	740,942
Smith & Nephew PLC	128,243	2,255,284
		2,996,226
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	99,811	1,492,704
Highways & Railtracks – 0.0% *
Jiangsu Expressway Company Ltd., Class H	179,062	199,069
Shenzhen Expressway Company Ltd.	106,000	107,193
		306,262
Home Building – 0.5%
Barratt Developments PLC	225,307	1,215,747
Berkeley Group Holdings PLC	26,464	1,179,137
Iida Group Holdings Company Ltd.	32,400	446,021
Persimmon PLC	70,505	1,663,758

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Sekisui House Ltd.	137,440	$2,257,636
Taylor Wimpey PLC	725,898	1,042,731
		7,805,030
Home Improvement Retail – 0.1%
Kingfisher PLC	391,088	685,760
Household Appliances – 0.0% *
Arcelik A/S	24,121	49,305	(a)
Rinnai Corp.	7,400	519,552
		568,857
Household Products – 0.1%
Hindustan Unilever Ltd.	42,030	1,274,644
Human Resource & Employment Services – 0.1%
Randstad N.V.	26,376	926,092
Hypermarkets & Super Centers – 0.1%
Carrefour S.A.	26,232	413,759
METRO AG	38,065	322,546
Sun Art Retail Group Ltd.	362,500	537,841
Wal-Mart de Mexico SAB de C.V.	71,407	169,696
		1,443,842
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	217,325	111,432
Colbun S.A.	699,455	76,320
Electricity Generating PCL NVDR	44,857	314,253
Ratch Group PCL	22,937	39,839
Ratch Group PCL NVDR	84,100	145,670
Uniper SE	44,376	1,084,434
		1,771,948
Industrial Conglomerates – 0.0% *
Grupo Carso SAB de C.V., Class A1	42,647	84,660
KOC Holding A/S	32,602	66,153
Shanghai Industrial Holdings Ltd.	71,525	107,159
Siemens Ltd.	10,516	154,788
Sime Darby Bhd	380,904	149,967
		562,727
Industrial Gases – 0.6%
Air Liquide S.A.	7,915	1,005,154
Air Water Inc.	34,700	473,318
Linde PLC	41,818	7,234,514
Taiyo Nippon Sanso Corp.	17,500	257,917
		8,970,903
Industrial Machinery – 0.7%
Airtac International Group	11,000	164,046
Amada Holdings Company Ltd.	73,300	572,231
Atlas Copco AB, Class B	86,057	2,499,512
Haitian International Holdings Ltd.	20,000	37,157
Hoshizaki Corp.	11,100	826,992
Kone Oyj, Class B	72,510	4,039,810
Kurita Water Industries Ltd.	21,700	495,866
Schindler Holding AG	4,433	923,304
SKF AB, Class B	84,218	1,145,897
Sumitomo Heavy Industries Ltd.	9,300	165,728
		10,870,543
Industrial REITs – 0.2%
Segro PLC	242,299	2,286,579
Integrated Oil & Gas – 0.3%
Gazprom PJSC ADR	311,242	1,411,401	(d)
Imperial Oil Ltd.	7,920	88,529
LUKOIL PJSC ADR	16,584	977,323
LUKOIL PJSC ADR	4,018	237,705
Royal Dutch Shell PLC, Class B	44,353	742,692
Surgutneftegas PJSC ADR	109,693	454,482	(d)
Total S.A.	36,257	1,359,122
		5,271,254
Integrated Telecommunication Services – 1.3%
BCE Inc.	34,020	1,379,826
Chunghwa Telecom Company Ltd.	422,049	1,496,283
Elisa Oyj	4,065	249,621
HKT Trust & HKT Ltd.	833,427	1,133,771
Nippon Telegraph & Telephone Corp.	283,200	6,746,207

	Number of Shares	Fair Value
PCCW Ltd.	934,527	$512,585
Proximus SADP	33,511	765,622
Spark New Zealand Ltd.	404,866	978,993
Swisscom AG	5,714	3,043,766
Telia Company AB	166,953	596,674
Telstra Corporation Ltd.	918,031	1,714,735
TELUS Corp.	87,912	1,374,252
		19,992,335
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.	50,198	2,481,758
Z Holdings Corp.	286,000	908,181
		3,389,939
Internet & Direct Marketing Retail – 0.3%
Alibaba Group Holding Ltd. ADR	17,103	3,326,192	(a)
Vipshop Holdings Ltd. ADR	67,316	1,048,783	(a)
		4,374,975
Internet Services & Infrastructure – 0.1%
Shopify Inc., Class A	4,319	1,789,137	(a)
Investment Banking & Brokerage – 0.0% *
Samsung Securities Company Ltd.	3,087	74,427
IT Consulting & Other Services – 1.2%
Accenture PLC, Class A	78,619	12,835,338
Fujitsu Ltd.	2,100	188,391
HCL Technologies Ltd.	24,507	141,365
Infosys Ltd.	105,879	877,204
Itochu Techno-Solutions Corp.	21,100	598,542
NEC Corp.	54,600	1,980,242
Nomura Research Institute Ltd.	73,500	1,546,337
Wipro Ltd.	176,024	457,915
		18,625,334
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	39,300	1,898,584
Sankyo Company Ltd.	9,500	274,408
		2,172,992
Life & Health Insurance – 0.7%
Bupa Arabia for Cooperative Insurance Co.	4,076	98,882
CNP Assurances	37,813	364,252
Great-West Lifeco Inc.	61,625	1,052,519
iA Financial Corporation Inc.	23,600	733,526
ICICI Prudential Life Insurance Company Ltd.	50,884	237,829	(c)
Liberty Holdings Ltd.	19,017	70,165
Medibank Private Ltd.	609,578	997,485
Momentum Metropolitan Holdings	132,670	115,808
Poste Italiane S.p.A.	115,637	968,312	(c)
Power Corporation of Canada	124,979	1,987,933
Sony Financial Holdings Inc.	33,400	558,609
Sun Life Financial Inc.	41,133	1,308,245
Swiss Life Holding AG	7,430	2,480,834
		10,974,399
Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	11,759	306,785
Sartorius Stedim Biotech	6,120	1,215,015
WuXi AppTec Company Ltd.	11,300	137,394	(c)
		1,659,194
Managed Healthcare – 0.0% *
Triple-S Management Corp., Class B	12,082	170,356	(a)
Marine – 0.1%
Costamare Inc.	27,953	126,347
Kuehne + Nagel International AG	11,946	1,618,798
MISC Bhd	207,707	356,350
		2,101,495
Marine Ports & Services – 0.0% *
Kamigumi Company Ltd.	23,801	400,150
Westports Holdings Bhd	32,900	25,860
		426,010
Motorcycle Manufacturers – 0.0% *
Bajaj Auto Ltd.	8,344	222,462

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Multi-Line Insurance – 1.4%
Allianz SE	34,624	$5,866,176
Assicurazioni Generali S.p.A.	242,984	3,274,309
Baloise Holding AG	10,797	1,400,278
BB Seguridade Participacoes S.A.	107,378	514,469
China Pacific Insurance Group Company Ltd., Class H	367,197	1,099,735
Gjensidige Forsikring ASA	44,277	746,495
Mapfre S.A.	238,261	402,115
Porto Seguro S.A.	14,302	123,867
Sul America S.A.	44,290	288,629
Watford Holdings Ltd.	1,900	27,835	(a)
Zurich Insurance Group AG	23,023	8,045,917
		21,789,825
Multi-Sector Holdings – 0.3%
EXOR N.V.	23,997	1,230,450
Groupe Bruxelles Lambert S.A.	17,789	1,392,488
Haci Omer Sabanci Holding A/S	47,870	54,159
Industrivarden AB, Class C	36,993	707,240
L E Lundbergforetagen AB, Class B	16,835	681,408
Pargesa Holding S.A.	8,468	556,167
		4,621,912
Multi-Utilities – 0.2%
Suez	75,666	764,782
Veolia Environnement S.A.	118,581	2,491,706
		3,256,488
Office REITs – 0.1%
Japan Prime Realty Investment Corp.	173	520,600
Orix JREIT Inc.	580	759,813
		1,280,413
Oil & Gas Exploration & Production – 0.0% *
Oil & Gas Development Company Ltd.	98,162	45,282
Oil & Gas Refining & Marketing – 0.0% *
Bharat Petroleum Corporation Ltd.	25,694	107,530
Cosan S.A.	24,771	256,756
Qatar Fuel QSC	68,824	307,149
		671,435
Oil & Gas Storage & Transportation – 0.1%
Petronet LNG Ltd.	82,444	217,670
SFL Corporation Ltd.	41,122	389,425
Teekay Tankers Ltd., Class A	12,785	284,339	(a)
		891,434
Other Diversified Financial Services – 0.1%
M&G PLC	567,122	787,505	(a)
Packaged Foods & Meats – 0.5%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(b)
Chocoladefabriken Lindt & Spruengli AG	237	1,978,871
Dali Foods Group Company Ltd.	303,104	210,261	(c)
Indofood CBP Sukses Makmur Tbk PT	354,900	222,492
Indofood Sukses Makmur Tbk PT	648,200	250,764
Mowi ASA	7,004	104,842
Nestle India Ltd.	2,063	444,515
Nestle Malaysia Bhd	3,901	123,383
NH Foods Ltd.	18,000	623,915
Orkla ASA	134,408	1,140,104
PPB Group Bhd	66,649	252,706
QL Resources Bhd	95,833	164,158
Standard Foods Corp.	62,000	125,060
Toyo Suisan Kaisha Ltd.	19,600	943,544
WH Group Ltd.	147,500	136,176	(c)
Yihai International Holding Ltd.	70,346	530,008	(a)
		7,250,799
Paper Products – 0.0% *
Lee & Man Paper Manufacturing Ltd.	159,000	96,415
Nine Dragons Paper Holdings Ltd.	159,000	145,032
		241,447

	Number of Shares	Fair Value
Personal Products – 0.5%
Colgate-Palmolive India Ltd.	9,639	$159,033
Dabur India Ltd.	80,669	479,139
L’Oreal S.A.	26,263	6,762,328
Marico Ltd.	65,641	237,587
		7,638,087
Pharmaceuticals – 0.9%
China Medical System Holdings Ltd.	201,000	215,073
CSPC Pharmaceutical Group Ltd.	146,000	287,263
Kalbe Farma Tbk PT	3,114,670	228,378
Novo Nordisk A/S, Class B	64,041	3,806,449
Orion Oyj, Class B	23,113	935,795
Roche Holding AG	25,410	8,132,790
Sino Biopharmaceutical Ltd.	353,000	460,802
UCB S.A.	3,769	320,832
		14,387,382
Precious Metals & Minerals – 0.0% *
Impala Platinum Holdings Ltd.	27,301	113,915
Property & Casualty Insurance – 0.4%
Admiral Group PLC	38,658	1,062,803
Direct Line Insurance Group PLC	303,145	1,104,776
Intact Financial Corp.	30,815	2,633,244
Tryg A/S	22,643	548,557
		5,349,380
Publishing – 0.0% *
Singapore Press Holdings Ltd.	349,007	450,477
Railroads – 0.0% *
BTS Group Holdings PCL NVDR	330,800	91,251
Real Estate Development – 0.2%
China Aoyuan Group Ltd.	81,000	93,351
China Overseas Land & Investment Ltd.	80,026	245,413
China Resources Land Ltd.	51,274	209,325
China Vanke Company Ltd., Class H	8,676	28,263
Land & Houses PCL NVDR	474,503	95,764
Longfor Group Holdings Ltd.	249,576	1,201,469	(c)
Shimao Property Holdings Ltd.	167,801	581,673
Yuexiu Property Company Ltd.	1,027,354	183,611
Yuzhou Properties Company Ltd.	255,727	107,752
		2,746,621
Real Estate Operating Companies – 0.2%
Aroundtown S.A.	178,906	890,918
Azrieli Group Ltd.	2,972	170,120
Multiplan Empreendimentos Imobiliarios S.A.	9,397	34,569
Swiss Prime Site AG	16,800	1,626,617
		2,722,224
Regional Banks – 0.1%
Bendigo & Adelaide Bank Ltd.	107,225	409,901
Chongqing Rural Commercial Bank Company Ltd., Class H	352,526	143,624
Popular Inc.	17,709	619,815
		1,173,340
Reinsurance – 0.6%
Hannover Rueck SE	13,338	1,873,754
IRB Brasil Resseguros S.A.	61,271	114,353
Muenchener Rueckversicherungs-Gesellschaft AG	30,377	6,076,625
RenaissanceRe Holdings Ltd.	8,238	1,230,098
		9,294,830
Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	30,145	226,207
Meridian Energy Ltd.	283,643	672,575
		898,782
Research & Consulting Services – 0.2%
Thomson Reuters Corp.	44,123	2,972,223

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Restaurants – 0.0% *
Haidilao International Holding Ltd.	54,000	$208,262	(c)
Saudi Airlines Catering Co.	5,933	118,279
		326,541
Retail REITs – 0.2%
CapitaLand Mall Trust	569,253	712,514
First Capital Real Estate Investment Trust	22,804	218,371
Japan Retail Fund Investment Corp.	578	654,437
Mapletree Commercial Trust	446,100	571,153
RioCan Real Estate Investment Trust	32,910	372,950
SmartCentres Real Estate Investment Trust	14,804	195,951
Vicinity Centres	268,778	167,298
		2,892,674
Security & Alarm Services – 0.0% *
S-1 Corp.	2,525	166,631
Securitas AB, Class B	9,741	104,482
		271,113
Semiconductor Equipment – 0.2%
Advantest Corp.	21,600	856,901
Disco Corp.	4,800	930,133
SUMCO Corp.	10,600	134,156
Xinyi Solar Holdings Ltd.	614,722	341,128
		2,262,318
Semiconductors – 0.5%
Nanya Technology Corp.	161,000	283,357
Novatek Microelectronics Corp.	89,029	501,963
Phison Electronics Corp.	22,024	178,088
Realtek Semiconductor Corp.	73,908	530,578
Semiconductor Manufacturing International Corp.	95,000	149,531	(a)
SK Hynix Inc.	4,255	287,655
STMicroelectronics N.V.	151,018	3,229,743
Taiwan Semiconductor Manufacturing Company Ltd.	199,962	1,800,120
Vanguard International Semiconductor Corp.	62,534	121,216
		7,082,251
Soft Drinks – 0.1%
Coca-Cola Amatil Ltd.	112,200	602,572
Fraser & Neave Holdings Bhd	20,307	146,108
Osotspa PCL	110,900	120,416
		869,096
Specialty Chemicals – 0.1%
Evonik Industries AG	19,755	410,435
Johnson Matthey PLC	42,674	938,654
JSR Corp.	42,600	775,518
		2,124,607
Specialty Stores – 0.0% *
Jarir Marketing Co.	8,683	293,372
JUMBO S.A.	16,072	214,647
		508,019
Steel – 0.2%
Fortescue Metals Group Ltd.	307,494	1,875,048
Hitachi Metals Ltd.	47,500	496,605
Maanshan Iron & Steel Company Ltd., Class H	126,000	39,219
Magnitogorsk Iron & Steel Works PJSC GDR	26,288	164,826
Maruichi Steel Tube Ltd.	11,942	284,873
Severstal PJSC GDR	10,936	119,817
		2,980,388
Systems Software – 0.1%
Oracle Corporation Japan	8,500	738,441
Technology Distributors – 0.0% *
Synnex Technology International Corp.	196,768	240,490
WPG Holdings Ltd.	223,537	261,666
		502,156

	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals – 0.5%
Asustek Computer Inc.	7,561	$51,195
Brother Industries Ltd.	8,600	129,741
Canon Inc.	29,200	632,015
Chicony Electronics Company Ltd.	86,353	215,600
Compal Electronics Inc.	631,693	360,568
FUJIFILM Holdings Corp.	79,444	3,899,370
Inventec Corp.	243,628	186,814
Lite-On Technology Corp.	227,240	309,136
Quanta Computer Inc.	414,635	821,037
Samsung Electronics Company Ltd.	33,817	1,314,855
Wistron Corp.	439,607	355,392
		8,275,723
Textiles – 0.0% *
Formosa Taffeta Company Ltd.	124,043	125,485
Tires & Rubber – 0.5%
Bridgestone Corp.	126,000	3,841,573
Cie Generale des Etablissements Michelin SCA	37,803	3,294,008
Sumitomo Rubber Industries Ltd.	38,000	355,504
The Yokohama Rubber Company Ltd.	26,400	325,980
		7,817,065
Trading Companies & Distributors – 0.5%
AerCap Holdings N.V.	26,866	612,276	(a)
BOC Aviation Ltd.	30,711	194,069	(c)
Ferguson PLC	50,095	3,092,135
ITOCHU Corp.	74,400	1,533,546
Marubeni Corp.	344,904	1,704,961
Posco International Corp.	7,287	67,482
		7,204,469
Trucking – 0.0% *
ComfortDelGro Corporation Ltd.	477,164	507,208
Water Utilities – 0.0% *
Aguas Andinas S.A., Class A	386,125	114,163
Guangdong Investment Ltd.	176,057	337,943
		452,106
Wireless Telecommunication Services – 0.6%
China Mobile Ltd.	159,100	1,192,624
Intouch Holdings PCL	345,800	523,654
KDDI Corp.	194,800	5,731,197
NTT DOCOMO Inc.	25,700	800,517
SK Telecom Company Ltd.	823	119,702
Taiwan Mobile Company Ltd.	202,195	667,608
Vodacom Group Ltd.	98,656	646,346
		9,681,648
Total Common Stock (Cost $436,591,012)		370,900,727

Preferred Stock – 0.3%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	12,362	521,529
Hyundai Motor Co.	5,552	256,968
Hyundai Motor Co.	3,416	143,267
		921,764
Commodity Chemicals – 0.0% *
FUCHS PETROLUB SE	15,366	545,307
LG Chem Ltd.	605	72,755
		618,062
Diversified Banks – 0.1%
Grupo Aval Acciones y Valores S.A.	577,926	127,682
Itausa - Investimentos Itau S.A.	432,747	731,730
		859,412
Integrated Telecommunication Services – 0.0% *
Telefonica Brasil S.A.	61,570	587,020

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.		57,705	$1,880,468
Total Preferred Stock (Cost $6,778,325)			4,866,726

Total Foreign Equity (Cost $443,369,337)			375,767,453

		Principal Amount	Fair Value
Bonds and Notes – 29.1%
U.S. Treasuries – 14.1%
U.S. Treasury Bonds
1.50%	02/15/30	$500,000	538,281
2.00%	02/15/50	200,000	231,688
2.25%	08/15/46 - 08/15/49	1,300,000	1,563,922
2.38%	11/15/49	450,000	559,477
2.50%	02/15/46 - 05/15/46	1,410,000	1,756,986
2.75%	11/15/42 - 11/15/47	1,650,000	2,154,297
2.88%	05/15/43 - 05/15/49	2,600,000	3,468,828
3.00%	05/15/42 - 02/15/49	5,950,000	8,124,485
3.13%	08/15/44 - 05/15/48	1,500,000	2,080,499
3.38%	05/15/44 - 11/15/48	900,000	1,316,234
3.63%	08/15/43 - 02/15/44	1,040,000	1,522,984
4.25%	05/15/39 - 11/15/40	600,000	924,656
4.38%	02/15/38 - 05/15/40	1,500,000	2,322,609
4.50%	02/15/36	1,700,000	2,580,016
4.63%	02/15/40	300,000	485,250
5.25%	02/15/29	200,000	277,062
5.50%	08/15/28	200,000	277,469
6.00%	02/15/26	427,000	560,938
6.13%	08/15/29	200,000	297,375
6.38%	08/15/27	200,000	282,531
7.63%	11/15/22 - 02/15/25	500,000	626,297
U.S. Treasury Inflation Indexed Bonds
0.25%	02/15/50	501,640	516,480
0.63%	02/15/43	1,178,006	1,292,405
0.75%	02/15/42 - 02/15/45	2,242,089	2,523,436
0.88%	02/15/47	1,175,405	1,399,556
1.00%	02/15/46 - 02/15/49	3,545,505	4,353,604
1.38%	02/15/44	1,660,125	2,129,374
1.75%	01/15/28	984,984	1,120,022
2.00%	01/15/26	649,795	722,701
2.13%	02/15/40 - 02/15/41	1,299,521	1,811,555
2.38%	01/15/25 - 01/15/27	3,160,600	3,567,976
2.50%	01/15/29	1,561,807	1,915,832
3.38%	04/15/32	581,272	821,972
3.63%	04/15/28	606,013	780,219
3.88%	04/15/29	1,804,385	2,432,679
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/21 - 01/15/30	20,785,637	20,642,327
0.25%	01/15/25 - 07/15/29	5,497,623	5,615,329
0.38%	07/15/23 - 07/15/27	11,908,958	12,131,296
0.50%	04/15/24 - 01/15/28	4,201,764	4,335,056
0.63%	07/15/21 - 01/15/26	11,736,357	11,860,878
0.75%	07/15/28	2,553,536	2,731,033
0.88%	01/15/29	1,940,907	2,109,449
U.S. Treasury Notes
1.13%	06/30/21 - 02/28/27	2,000,000	2,036,739
1.25%	10/31/21 - 08/31/24	1,500,000	1,534,805
1.38%	04/30/21 - 08/31/26	4,900,000	5,050,809
1.50%	09/30/21 - 08/15/26	7,100,000	7,348,539
1.63%	08/31/22 - 08/15/29	6,840,000	7,212,461
1.75%	11/30/21 - 12/31/24	7,200,000	7,501,907
1.88%	01/31/22 - 07/31/26	6,700,000	6,959,429
2.00%	10/31/22 - 08/15/25	4,444,000	4,705,569
2.13%	06/30/21 - 05/31/26	10,000,000	10,552,933
2.25%	03/31/21 - 11/15/27	8,490,000	9,165,582
2.38%	01/31/23 - 05/15/29	4,400,000	4,833,742
2.50%	03/31/23 - 01/31/25	6,000,000	6,457,344
2.63%	02/28/23 - 02/15/29	6,500,000	7,171,562

		Principal Amount	Fair Value
2.75%	09/15/21 - 02/15/28	$6,900,000	$7,545,655
2.88%	10/15/21 - 08/15/28	8,800,000	9,749,047
3.00%	10/31/25	500,000	569,375
3.13%	05/15/21 - 11/15/28	1,900,000	2,204,324
			217,364,885
Agency Mortgage Backed – 6.9%
Federal Farm Credit Banks Funding Corp.
1.33%	03/09/23	500,000	499,865
Federal Home Loan Banks
1.63%	12/20/21	395,000	403,184
1.88%	07/07/21	925,000	942,408
2.50%	02/13/24	440,000	473,880
3.25%	11/16/28	125,000	147,710
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	642,752
2.50%	01/01/28 - 02/01/32	1,731,096	1,798,837
2.51%	11/25/22	300,000	308,019
3.00%	07/01/30 - 02/01/50	10,596,986	11,145,187
3.50%	03/01/26 - 11/01/49	8,478,959	9,028,238
4.00%	06/01/42 - 03/01/49	3,812,006	4,095,344
4.50%	05/01/42 - 03/01/49	1,138,253	1,229,820
5.00%	06/01/41	1,198,967	1,319,869
5.50%	01/01/38 - 04/01/39	268,291	300,577
6.00%	06/01/37 - 11/01/37	268,450	314,370
6.25%	07/15/32	250,000	390,138
Federal National Mortgage Assoc.
1.63%	01/07/25	450,000	472,275
1.75%	07/02/24	225,000	236,149
2.13%	04/24/26	700,000	751,674
2.25%	04/12/22	425,000	441,001
2.50%	09/01/28 - 11/01/49	3,285,111	3,410,169
2.63%	01/11/22	500,000	519,955
3.00%	01/01/28 - 05/01/47	10,239,110	10,800,542
3.50%	01/01/27 - 09/01/49	10,561,319	11,221,678
4.00%	10/01/41 - 12/01/48	8,608,014	9,255,468
4.50%	01/01/27 - 09/01/49	3,416,045	3,738,306
5.00%	12/01/39 - 05/01/41	219,528	241,583
5.50%	12/01/35 - 04/01/38	968,516	1,089,515
6.00%	03/01/34 - 08/01/37	1,268,083	1,478,984
6.63%	11/15/30	100,000	153,277
2.00%	TBA	425,000	436,063	(e)
2.50%	TBA	950,000	984,409	(e)
3.00%	TBA	1,350,000	1,415,488	(e)
Government National Mortgage Assoc.
2.50%	05/20/45	202,921	213,934
3.00%	10/15/42 - 12/20/49	7,144,510	7,656,314
3.50%	03/20/45 - 11/20/49	8,874,128	9,420,727
4.00%	12/20/40 - 07/20/49	4,307,948	4,646,009
4.50%	05/20/40 - 01/20/49	1,881,843	2,037,105
5.00%	08/15/41	1,046,505	1,194,354
2.50%	TBA	300,000	313,437	(e)
3.00%	TBA	425,000	449,442	(e)
			105,618,056
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
1.87%	03/25/53	58,333	59,510
2.75%	01/25/26	300,000	319,984
3.18%	11/25/28	299,906	322,476
3.30%	04/25/23	100,000	105,712	(f)
3.39%	03/25/24	200,000	214,791
3.49%	01/25/24	300,000	322,175
3.78%	08/25/28	194,484	212,900
Federal National Mortgage Assoc.
3.08%	06/25/27	261,000	288,251	(f)
3.38%	07/25/28	500,000	560,722	(f)
3.64%	08/25/30	200,000	225,321	(f)
			2,631,842
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	175,115

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	$75,000	$75,472
BA Credit Card Trust
3.10%	12/15/23	200,000	203,917
Capital One Multi-Asset Execution Trust
1.66%	06/17/24	30,000	29,597
2.84%	12/15/24	250,000	256,808
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	153,971
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	66,837
3.04%	07/15/24	60,000	61,761
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	150,065
GM Financial Automobile Leasing Trust 2019-2
2.67%	03/21/22	25,000	25,041
GM Financial Consumer Automobile Receivables Trust 2019-3
2.18%	04/16/24	100,000	100,403
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	115,836
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	98,940
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	51,269
			1,565,032
Corporate Notes – 6.9%
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	51,989
3.25%	02/14/24	75,000	78,999
3.38%	03/01/29	50,000	53,401
3.63%	09/14/28	25,000	26,802
4.00%	09/14/48	55,000	63,050
Abbott Laboratories
2.55%	03/15/22	130,000	133,198
3.75%	11/30/26	57,000	63,613
4.75%	11/30/36	100,000	128,421
4.90%	11/30/46	100,000	136,791
AbbVie Inc.
2.30%	05/14/21	100,000	100,095
2.30%	11/21/22	50,000	49,841	(c)
2.60%	11/21/24	50,000	50,482	(c)
3.20%	11/21/29	105,000	104,396	(c)
3.38%	11/14/21	100,000	102,210
3.75%	11/14/23	35,000	36,413
4.05%	11/21/39	535,000	554,651	(c)
4.25%	11/14/28	15,000	16,133
4.25%	11/21/49	45,000	47,942	(c)
4.30%	05/14/36	100,000	107,557
4.40%	11/06/42	150,000	167,430
4.50%	05/14/35	70,000	78,058
4.70%	05/14/45	50,000	56,172
4.88%	11/14/48	25,000	28,994
Adobe Inc.
3.25%	02/01/25	70,000	74,670
Advocate Health & Hospitals Corp.
3.39%	10/15/49	25,000	25,867
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	86,538
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	90,306
4.45%	04/03/26	50,000	40,547
Aetna Inc.
2.75%	11/15/22	50,000	50,246
Aflac Inc.
3.63%	11/15/24	50,000	52,678
African Development Bank
2.13%	11/16/22	100,000	103,940
3.00%	09/20/23	150,000	162,177
Agilent Technologies Inc.
2.75%	09/15/29	25,000	23,895
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	136,224

		Principal Amount	Fair Value
4.25%	02/01/24	$100,000	$85,983
Aircastle Ltd.
4.13%	05/01/24	20,000	17,182
5.00%	04/01/23	20,000	18,817
5.13%	03/15/21	20,000	19,856
5.50%	02/15/22	20,000	18,236
Alabama Power Co.
3.45%	10/01/49	50,000	50,923
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	101,698
4.00%	02/01/50	25,000	23,349
4.70%	07/01/30	15,000	15,313
Alibaba Group Holding Ltd.
3.13%	11/28/21	100,000	101,342
4.00%	12/06/37	100,000	112,808
4.20%	12/06/47	60,000	72,349
Allegion PLC
3.50%	10/01/29	15,000	14,517
Allergan Finance LLC
3.25%	10/01/22	50,000	50,320
Allergan Funding SCS
4.75%	03/15/45	100,000	104,247
Alphabet Inc.
3.38%	02/25/24	125,000	136,411
Altria Group Inc.
2.63%	09/16/26	100,000	95,463
3.80%	02/14/24	20,000	20,287
4.25%	08/09/42	113,000	102,593
4.80%	02/14/29	40,000	41,539
5.38%	01/31/44	70,000	77,333
5.80%	02/14/39	15,000	16,440
5.95%	02/14/49	40,000	46,229
6.20%	02/14/59	15,000	16,811
Amazon.com Inc.
3.15%	08/22/27	100,000	110,394
3.88%	08/22/37	100,000	118,941
4.25%	08/22/57	100,000	133,520
4.80%	12/05/34	150,000	195,349
America Movil SAB de C.V.
3.13%	07/16/22	50,000	50,488
6.13%	03/30/40	100,000	130,312
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	08/15/33	73,845	63,636
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	30,697
American Electric Power Company Inc.
3.20%	11/13/27	100,000	100,713
American Express Co.
2.75%	05/20/22	100,000	101,520
3.00%	10/30/24	100,000	103,750
3.38%	05/17/21	50,000	50,586
3.40%	02/27/23	100,000	103,023
3.63%	12/05/24	50,000	51,804
3.70%	11/05/21	25,000	25,582
American Financial Group Inc.
3.50%	08/15/26	65,000	62,061
American Homes 4 Rent LP
4.90%	02/15/29	100,000	97,190
American Honda Finance Corp.
1.95%	05/20/22	15,000	14,851
2.40%	06/27/24	25,000	24,291
2.60%	11/16/22	100,000	98,948
3.38%	12/10/21	100,000	100,464
American International Group Inc.
4.25%	03/15/29	100,000	103,683
4.50%	07/16/44	50,000	51,361
4.88%	06/01/22	100,000	103,473
American Tower Corp.
2.40%	03/15/25	100,000	98,533
3.50%	01/31/23	150,000	151,416
3.95%	03/15/29	100,000	104,033

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Ameriprise Financial Inc.
3.00%	03/22/22	$15,000	$15,183
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	100,498
Amgen Inc.
1.90%	02/21/25	15,000	14,838
2.45%	02/21/30	25,000	24,773
3.15%	02/21/40	25,000	24,975
3.20%	11/02/27	100,000	103,366
3.38%	02/21/50	25,000	25,964
4.56%	06/15/48	50,000	61,181
4.66%	06/15/51	105,000	131,753
Amphenol Corp.
2.80%	02/15/30	50,000	45,269
4.35%	06/01/29	25,000	25,658
Analog Devices Inc.
2.50%	12/05/21	100,000	100,288
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	156,606
4.90%	02/01/46	120,000	130,696
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	55,000	58,281
4.38%	04/15/38	215,000	221,394
4.60%	04/15/48	135,000	142,630
4.75%	01/23/29 - 04/15/58	105,000	111,879
5.45%	01/23/39	35,000	40,239
5.55%	01/23/49	65,000	76,296
5.80%	01/23/59	25,000	30,772
Anthem Inc.
3.30%	01/15/23	100,000	101,629
3.70%	08/15/21 - 09/15/49	237,000	237,839
4.38%	12/01/47	65,000	70,611
4.65%	01/15/43	100,000	109,395
Aon Corp.
3.75%	05/02/29	25,000	26,328
4.50%	12/15/28	100,000	110,969
Apache Corp.
4.38%	10/15/28	25,000	13,582
5.10%	09/01/40	50,000	23,886
5.35%	07/01/49	50,000	23,776
Apple Inc.
2.40%	01/13/23	50,000	51,537
2.50%	02/09/22	150,000	153,742
2.75%	01/13/25	50,000	52,674
3.00%	11/13/27	100,000	107,431
3.25%	02/23/26	60,000	65,239
3.75%	11/13/47	50,000	59,601
4.38%	05/13/45	65,000	83,415
4.50%	02/23/36	150,000	185,887
4.65%	02/23/46	85,000	112,321
Applied Materials Inc.
3.90%	10/01/25	160,000	169,845
Aptiv Corp.
4.15%	03/15/24	50,000	49,042
ArcelorMittal S.A.
4.55%	03/11/26	100,000	90,077
6.13%	06/01/25	20,000	19,676
7.00%	10/15/39	28,000	28,959
Arch Capital Finance LLC
4.01%	12/15/26	100,000	100,939
5.03%	12/15/46	100,000	101,868
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	133,324
Ares Capital Corp.
4.20%	06/10/24	65,000	57,657
Arizona Public Service Co.
4.25%	03/01/49	25,000	27,515
Arrow Electronics Inc.
4.00%	04/01/25	40,000	38,779
Ascension Health
3.95%	11/15/46	125,000	144,584

		Principal Amount	Fair Value
Asian Development Bank
1.75%	09/19/29	$50,000	$53,159
1.88%	07/19/22	200,000	205,866
2.13%	03/19/25	200,000	214,232
2.63%	01/30/24	200,000	214,960
2.75%	03/17/23	295,000	313,476
3.13%	09/26/28	25,000	29,336
Assurant Inc.
4.90%	03/27/28	50,000	51,618
AstraZeneca PLC
3.50%	08/17/23	25,000	26,330
4.00%	01/17/29	20,000	22,418
4.38%	08/17/48	20,000	24,731
6.45%	09/15/37	50,000	70,867
AT&T Inc.
3.40%	05/15/25	100,000	103,403
3.60%	07/15/25	100,000	104,220
4.10%	02/15/28	106,000	111,111
4.30%	02/15/30	20,000	21,387
4.35%	03/01/29 - 06/15/45	550,000	587,958
4.50%	05/15/35 - 03/09/48	145,000	155,695
4.75%	05/15/46	150,000	164,173
4.85%	03/01/39	150,000	167,679
5.15%	03/15/42	50,000	57,434
5.55%	08/15/41	154,000	173,262
6.10%	07/15/40	150,000	181,888
6.25%	03/29/41	100,000	121,573
Atmos Energy Corp.
4.30%	10/01/48	100,000	113,332
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	50,000	53,042
AutoNation Inc.
3.80%	11/15/27	50,000	45,796
AutoZone Inc.
3.75%	04/18/29	100,000	101,316
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	40,023
3.45%	06/01/25	115,000	117,484
Avangrid Inc.
3.80%	06/01/29	50,000	51,460
AXA S.A.
8.60%	12/15/30	100,000	133,187
Baidu Inc.
4.38%	03/29/28	100,000	108,514
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	47,627
3.34%	12/15/27	50,000	46,110
4.08%	12/15/47	50,000	41,031
Banco Santander S.A.
3.13%	02/23/23	100,000	98,114
3.80%	02/23/28	100,000	98,132
4.25%	04/11/27	100,000	101,557
Bank of America Corp.
3.50%	04/19/26	145,000	153,395
3.88%	08/01/25	50,000	53,427
3.95%	04/21/25	55,000	57,331
4.00%	04/01/24	50,000	53,352
4.18%	11/25/27	100,000	105,200
6.11%	01/29/37	100,000	125,595
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46%	10/22/25	100,000	99,792	(f)
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88%	10/22/30	100,000	99,847	(f)
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	100,000	101,887	(f)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	50,965	(f)

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	$107,000	$110,047	(f)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	103,065	(f)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	101,189	(f)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	103,597	(f)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	100,000	104,598	(f)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	100,000	109,079	(f)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	105,433	(f)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	165,495	(f)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	50,000	55,764	(f)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	117,862	(f)
Bank of Montreal
2.05%	11/01/22	20,000	19,883
2.90%	03/26/22	50,000	50,667
3.10%	04/13/21	90,000	90,884
3.30%	02/05/24	100,000	103,358
Barclays PLC
3.65%	03/16/25	50,000	49,866
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	100,000	101,207	(f)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	106,867	(f)
BAT Capital Corp.
2.76%	08/15/22	100,000	98,276
3.56%	08/15/27	100,000	95,742
Baxalta Inc.
4.00%	06/23/25	30,000	31,495
Baxter International Inc.
2.60%	08/15/26	130,000	127,469
BBVA USA
3.88%	04/10/25	50,000	47,106
Becton Dickinson and Co.
3.70%	06/06/27	66,000	66,755
3.73%	12/15/24	50,000	51,552
Bell Canada Inc.
4.30%	07/29/49	30,000	34,171
Berkshire Hathaway Energy Co.
4.45%	01/15/49	100,000	118,248
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	100,000	103,753
4.20%	08/15/48	100,000	120,032
4.25%	01/15/49	100,000	123,078
Best Buy Company Inc.
4.45%	10/01/28	25,000	25,626
Biogen Inc.
4.05%	09/15/25	80,000	84,577
5.20%	09/15/45	50,000	65,705
Black Hills Corp.
3.88%	10/15/49	25,000	21,378
4.35%	05/01/33	30,000	37,276

		Principal Amount	Fair Value
BlackRock Inc.
2.40%	04/30/30	$20,000	$19,907
3.25%	04/30/29	60,000	63,382
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	15,261
Booking Holdings Inc.
3.55%	03/15/28	100,000	98,588
Boston Properties LP
3.40%	06/21/29	50,000	48,648
3.85%	02/01/23	150,000	152,706
Boston Scientific Corp.
4.55%	03/01/39	50,000	54,076
BP Capital Markets America Inc.
3.41%	02/11/26	50,000	50,929
3.94%	09/21/28	100,000	106,305
4.23%	11/06/28	50,000	53,934
4.74%	03/11/21	100,000	101,356
BP Capital Markets PLC
2.50%	11/06/22	100,000	99,013
3.06%	03/17/22	110,000	110,619
BPCE S.A.
4.00%	04/15/24	50,000	53,236
Brandywine Operating Partnership LP
4.55%	10/01/29	25,000	26,383
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	50,545
2.60%	05/16/22	50,000	51,064	(c)
2.75%	02/15/23	50,000	51,084	(c)
2.90%	07/26/24	55,000	56,994	(c)
3.40%	07/26/29	55,000	60,596	(c)
3.45%	11/15/27	50,000	53,230	(c)
4.13%	06/15/39	15,000	17,970	(c)
4.25%	10/26/49	40,000	50,510	(c)
4.35%	11/15/47	50,000	62,650	(c)
5.00%	08/15/45	50,000	66,712	(c)
5.25%	08/15/43	120,000	162,262	(c)
British Telecommunications PLC
9.63%	12/15/30	50,000	79,781
Brixmor Operating Partnership LP
4.13%	05/15/29	50,000	50,771
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	97,411
3.00%	01/15/22	100,000	98,846
Broadcom Inc.
3.13%	10/15/22	15,000	14,708	(c)
4.75%	04/15/29	100,000	101,688	(c)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	80,298
Brookfield Finance Inc.
3.90%	01/25/28	100,000	103,236
Brown & Brown Inc.
4.50%	03/15/29	100,000	112,071
Brown-Forman Corp.
4.00%	04/15/38	30,000	30,974
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	48,868
Burlington Northern Santa Fe LLC
3.55%	02/15/50	100,000	108,863
5.75%	05/01/40	200,000	265,730
California Institute of Technology
3.65%	09/01/19	20,000	20,496
Camden Property Trust
3.35%	11/01/49	10,000	8,490
4.10%	10/15/28	10,000	10,343
Campbell Soup Co.
3.65%	03/15/23	15,000	15,293
4.15%	03/15/28	50,000	52,633
4.80%	03/15/48	20,000	23,408
Canadian Imperial Bank of Commerce
2.25%	01/28/25	100,000	98,860
Canadian National Railway Co.
2.95%	11/21/24	155,000	167,764

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Canadian Natural Resources Ltd.
3.80%	04/15/24	$150,000	$126,610
3.85%	06/01/27	100,000	78,558
3.90%	02/01/25	50,000	41,132
Canadian Pacific Railway Co.
2.05%	03/05/30	20,000	18,709
2.90%	02/01/25	50,000	51,199
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	221,462
3.90%	01/29/24	125,000	126,191
4.20%	10/29/25	90,000	89,112
Cardinal Health Inc.
3.20%	03/15/23	50,000	49,672
Carrier Global Corp.
1.92%	02/15/23	10,000	9,841	(c)
2.24%	02/15/25	15,000	14,572	(c)
2.49%	02/15/27	15,000	14,286	(c)
2.72%	02/15/30	25,000	23,011	(c)
3.38%	04/05/40	15,000	13,253	(c)
3.58%	04/05/50	25,000	21,686	(c)
Caterpillar Financial Services Corp.
1.95%	11/18/22	50,000	49,778
2.55%	11/29/22	50,000	50,416
2.90%	03/15/21	100,000	100,794
3.15%	09/07/21	15,000	15,284
3.25%	12/01/24	100,000	103,801
Caterpillar Inc.
3.80%	08/15/42	100,000	110,029
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	85,907
Cenovus Energy Inc.
4.25%	04/15/27	40,000	19,426
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	127,471
4.50%	04/01/44	50,000	58,665
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	100,000	103,653
4.80%	03/01/50	95,000	99,532
4.91%	07/23/25	135,000	143,257
6.48%	10/23/45	150,000	179,499
Cheniere Corpus Christi Holdings LLC
3.70%	11/15/29	45,000	34,202	(c)
Chevron Corp.
2.10%	05/16/21	100,000	100,324
2.41%	03/03/22	45,000	45,325
2.90%	03/03/24	50,000	51,779
2.95%	05/16/26	100,000	105,206
Choice Hotels International Inc.
3.70%	12/01/29	25,000	19,341
Chubb INA Holdings Inc.
4.35%	11/03/45	100,000	123,194
Cigna Corp.
2.40%	03/15/30	15,000	14,279
3.20%	03/15/40	10,000	9,414
3.40%	09/17/21 - 03/15/50	150,000	152,222
3.75%	07/15/23	37,000	38,064
4.38%	10/15/28	40,000	42,986
4.80%	08/15/38	30,000	33,683
4.90%	12/15/48	130,000	155,303
Cimarex Energy Co.
4.38%	03/15/29	50,000	33,540
Cintas Corporation No. 2
3.70%	04/01/27	100,000	102,629
Cisco Systems Inc.
2.90%	03/04/21	125,000	126,346
5.90%	02/15/39	200,000	287,824
Citibank NA
3.40%	07/23/21	100,000	101,760
3.65%	01/23/24	100,000	104,789
Citigroup Inc.
2.70%	10/27/22	100,000	100,532
2.90%	12/08/21	100,000	100,759
3.88%	03/26/25	50,000	51,134

		Principal Amount	Fair Value
4.30%	11/20/26	$100,000	$104,551
4.45%	09/29/27	150,000	155,850
4.75%	05/18/46	50,000	54,156
5.88%	01/30/42	72,000	96,314
6.13%	08/25/36	155,000	185,926
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	50,000	48,503	(f)
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	102,512	(f)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	102,012	(f)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	104,989	(f)
Citizens Financial Group Inc.
2.50%	02/06/30	30,000	27,728
Citrix Systems Inc.
3.30%	03/01/30	25,000	23,224
CME Group Inc.
3.00%	03/15/25	50,000	50,863
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	14,858
4.38%	04/05/22	15,000	14,811
4.88%	04/01/21	15,000	15,063
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,318
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	158,422
Comcast Corp.
2.65%	02/01/30	35,000	35,985
3.15%	02/15/28	100,000	104,641
3.25%	11/01/39	50,000	51,512
3.38%	08/15/25	100,000	106,132
3.45%	02/01/50	135,000	146,156
3.55%	05/01/28	100,000	107,071
3.70%	04/15/24	55,000	59,005
3.90%	03/01/38	100,000	112,732
3.95%	10/15/25	100,000	109,088
3.97%	11/01/47	100,000	115,046
4.00%	03/01/48	50,000	57,802
4.15%	10/15/28	45,000	50,512
4.25%	01/15/33	100,000	116,072
4.60%	10/15/38	130,000	156,525
4.70%	10/15/48	40,000	51,700
Comerica Inc.
3.70%	07/31/23	25,000	25,697
4.00%	02/01/29	50,000	49,398
CommonSpirit Health
4.19%	10/01/49	100,000	93,209
Commonwealth Edison Co.
4.00%	03/01/49	100,000	111,263
4.60%	08/15/43	150,000	174,075
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,064
4.30%	05/01/24	5,000	5,172
4.85%	11/01/28	25,000	26,763
5.30%	11/01/38	110,000	119,861
5.40%	11/01/48	20,000	22,366
Concho Resources Inc.
4.30%	08/15/28	25,000	21,566
4.85%	08/15/48	25,000	19,047
ConocoPhillips
6.50%	02/01/39	100,000	125,315
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	101,433
3.95%	03/01/43	150,000	135,679
4.00%	12/01/28	25,000	27,181
4.13%	05/15/49	50,000	54,269
Constellation Brands Inc.
3.50%	05/09/27	100,000	95,023

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.75%	11/15/24	$100,000	$104,021
5.25%	11/15/48	15,000	15,461
Consumers Energy Co.
3.75%	02/15/50	100,000	110,457
4.05%	05/15/48	50,000	56,986
Continental Resources Inc.
4.38%	01/15/28	30,000	13,843
Cooperatieve Rabobank UA
2.75%	01/10/22	100,000	100,888
3.95%	11/09/22	100,000	101,603
4.63%	12/01/23	50,000	51,390
Corning Inc.
2.90%	05/15/22	55,000	55,640
3.90%	11/15/49	50,000	49,345
Corporation Andina de Fomento
2.13%	09/27/21	150,000	152,038
Costco Wholesale Corp.
2.15%	05/18/21	100,000	100,835
2.25%	02/15/22	85,000	85,286
3.00%	05/18/27	100,000	107,514
Council Of Europe Development Bank
2.63%	02/13/23	120,000	126,830
Credit Suisse AG
3.63%	09/09/24	50,000	52,307
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	50,000	60,605
Crown Castle International Corp.
3.15%	07/15/23	155,000	155,087
3.80%	02/15/28	100,000	101,317
5.20%	02/15/49	50,000	53,791
CSX Corp.
2.60%	11/01/26	100,000	100,565
4.10%	03/15/44	68,000	73,035
4.50%	03/15/49	95,000	108,380
4.75%	11/15/48	65,000	75,067
CubeSmart LP
4.38%	02/15/29	15,000	15,688
CVS Health Corp.
2.63%	08/15/24	100,000	100,215
2.75%	12/01/22	150,000	151,093
3.35%	03/09/21	104,000	104,672
3.38%	08/12/24	150,000	153,547
3.70%	03/09/23	115,000	119,438
4.10%	03/25/25	50,000	52,890
4.30%	03/25/28	110,000	116,608
4.78%	03/25/38	145,000	160,113
5.05%	03/25/48	115,000	131,312
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	25,000	24,124
3.45%	11/15/29	30,000	26,761
Darden Restaurants Inc.
4.55%	02/15/48	15,000	11,658
Deere & Co.
3.90%	06/09/42	71,000	76,862
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	98,681	(c)
6.02%	06/15/26	90,000	93,120	(c)
8.10%	07/15/36	100,000	114,314	(c)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	107,076
Delta Air Lines Inc.
3.40%	04/19/21	100,000	93,186
3.80%	04/19/23	30,000	28,058
4.38%	04/19/28	50,000	40,121
Deutsche Bank AG
3.30%	11/16/22	100,000	98,426
3.38%	05/12/21	150,000	141,831
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96%	11/26/25	50,000	46,101	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	50,000	70,151

		Principal Amount	Fair Value
Devon Energy Corp.
5.00%	06/15/45	$100,000	$64,048
DH Europe Finance II Sarl
3.40%	11/15/49	100,000	98,815
Diageo Investment Corp.
2.88%	05/11/22	50,000	50,418
Diamondback Energy Inc.
2.88%	12/01/24	30,000	20,927
3.25%	12/01/26	20,000	14,186
3.50%	12/01/29	50,000	34,355
Digital Realty Trust LP
4.45%	07/15/28	50,000	49,821
Discover Bank
4.20%	08/08/23	150,000	155,580
Discover Financial Services
4.50%	01/30/26	100,000	101,836
Discovery Communications LLC
3.25%	04/01/23	75,000	73,817
3.45%	03/15/25	135,000	134,545
3.90%	11/15/24	50,000	49,914
Dollar General Corp.
4.13%	05/01/28	70,000	73,955
Dollar Tree Inc.
3.70%	05/15/23	20,000	20,334
4.00%	05/15/25	50,000	51,374
4.20%	05/15/28	25,000	25,394
Dominion Energy Inc.
4.25%	06/01/28	50,000	52,296
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	62,652
DTE Electric Co.
2.25%	03/01/30	25,000	24,161
2.95%	03/01/50	25,000	23,886
3.70%	03/15/45	45,000	49,776
DTE Energy Co.
3.85%	12/01/23	50,000	51,642
Duke Energy Carolinas LLC
3.05%	03/15/23	50,000	50,702
3.70%	12/01/47	50,000	53,904
3.95%	03/15/48	50,000	56,570
Duke Energy Corp.
3.05%	08/15/22	139,000	138,597
Duke Energy Florida LLC
2.50%	12/01/29	50,000	49,303
3.20%	01/15/27	100,000	103,783
3.40%	10/01/46	100,000	98,374
3.80%	07/15/28	50,000	53,679
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	106,762
4.30%	02/01/49	100,000	116,213
Duke Energy Progress LLC
3.70%	09/01/28	100,000	106,371
Duke Realty LP
3.38%	12/15/27	50,000	50,208
DuPont de Nemours Inc.
4.21%	11/15/23	50,000	52,654
4.73%	11/15/28	50,000	54,899
5.32%	11/15/38	15,000	16,820
5.42%	11/15/48	40,000	46,218
Eaton Vance Corp.
3.50%	04/06/27	100,000	101,449
eBay Inc.
3.80%	03/09/22	145,000	146,649
Ecolab Inc.
2.38%	08/10/22	100,000	99,892
3.25%	12/01/27	70,000	69,278
Ecopetrol S.A.
4.13%	01/16/25	150,000	139,090
Edison International
4.13%	03/15/28	50,000	47,128
Eli Lilly & Co.
2.75%	06/01/25	22,000	22,834

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.38%	03/15/29	$30,000	$33,129
3.95%	03/15/49	50,000	62,903
4.15%	03/15/59	50,000	64,166
Emera US Finance LP
3.55%	06/15/26	60,000	57,023
Emerson Electric Co.
2.63%	02/15/23	100,000	104,283
Enable Midstream Partners LP
4.95%	05/15/28	60,000	33,118
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	114,429
Enbridge Inc.
3.50%	06/10/24	65,000	63,984
Enel Chile S.A.
4.88%	06/12/28	50,000	48,616
Energy Transfer Operating LP
4.20%	09/15/23	25,000	22,194
4.50%	04/15/24	135,000	121,481
4.95%	06/15/28	75,000	63,179
5.25%	04/15/29	25,000	20,843
6.00%	06/15/48	50,000	41,553
6.25%	04/15/49	125,000	107,061
6.50%	02/01/42	150,000	132,043
Entergy Louisiana LLC
4.05%	09/01/23	50,000	51,280
Entergy Texas Inc.
4.00%	03/30/29	100,000	108,945
4.50%	03/30/39	100,000	120,202
Enterprise Products Operating LLC
3.50%	02/01/22	25,000	24,685
3.70%	02/15/26	35,000	34,672
3.90%	02/15/24	75,000	75,186
4.15%	10/16/28	25,000	24,833
4.20%	01/31/50	35,000	32,980
4.25%	02/15/48	25,000	23,743
4.45%	02/15/43	142,000	134,119
4.80%	02/01/49	25,000	25,452
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	33,453	(f)
EOG Resources Inc.
3.15%	04/01/25	80,000	79,287
EPR Properties
4.95%	04/15/28	100,000	90,826
Equifax Inc.
2.60%	12/01/24	50,000	47,737
Equinix Inc.
2.63%	11/18/24	65,000	62,120
5.38%	05/15/27	30,000	29,910
Equinor ASA
2.45%	01/17/23	150,000	151,885
3.95%	05/15/43	100,000	104,304
ERP Operating LP
3.00%	04/15/23	150,000	151,510
Essex Portfolio LP
3.63%	05/01/27	100,000	101,736
European Bank for Reconstruction & Development
2.75%	04/26/21	250,000	255,757
European Investment Bank
2.00%	12/15/22	200,000	207,640
2.25%	06/24/24	250,000	266,757
2.63%	03/15/24	285,000	307,236
2.88%	12/15/21	115,000	119,595
3.13%	12/14/23	200,000	218,322
Evergy Metro Inc.
4.20%	06/15/47	100,000	112,455
Eversource Energy
2.90%	10/01/24	100,000	98,821
3.15%	01/15/25	125,000	123,864
Expedia Group Inc.
3.25%	02/15/30	35,000	29,150
Exxon Mobil Corp.

		Principal Amount	Fair Value
1.90%	08/16/22	$20,000	$20,045
2.02%	08/16/24	50,000	50,025
2.44%	08/16/29	50,000	52,154
2.71%	03/06/25	50,000	51,929
3.04%	03/01/26	50,000	52,735
3.10%	08/16/49	25,000	25,409
3.18%	03/15/24	150,000	156,312
Federal Realty Investment Trust
3.20%	06/15/29	50,000	49,585
FedEx Corp.
3.40%	02/15/28	100,000	97,186
4.05%	02/15/48	100,000	86,904
4.75%	11/15/45	95,000	90,740
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	46,207
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	28,509
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	87,590
Fifth Third Bancorp
3.65%	01/25/24	100,000	103,956
Fifth Third Bank
2.88%	10/01/21	80,000	80,808
FirstEnergy Corp.
2.65%	03/01/30	15,000	14,012
3.40%	03/01/50	15,000	14,619
4.25%	03/15/23	30,000	29,949
7.38%	11/15/31	55,000	70,244
Fiserv Inc.
3.50%	07/01/29	45,000	46,652
3.80%	10/01/23	25,000	25,874
4.20%	10/01/28	30,000	32,435
4.40%	07/01/49	40,000	42,241
Flex Ltd.
4.88%	06/15/29	25,000	23,483
Florida Power & Light Co.
3.15%	10/01/49	55,000	57,079
4.13%	02/01/42	100,000	113,535
Fluor Corp.
4.25%	09/15/28	50,000	34,881
FMC Corp.
3.45%	10/01/29	50,000	50,757
FMS Wertmanagement
2.00%	08/01/22	200,000	206,542
2.75%	01/30/24	100,000	108,042
Ford Motor Co.
4.75%	01/15/43	125,000	70,980
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	47,593
Fox Corp.
4.03%	01/25/24	125,000	129,831	(c)
FS KKR Capital Corp.
4.13%	02/01/25	25,000	21,226
GATX Corp.
3.50%	03/15/28	100,000	101,043
GE Capital International Funding Company Unlimited Co.
4.42%	11/15/35	100,000	106,730
General Dynamics Corp.
3.00%	05/11/21	50,000	50,363
3.38%	05/15/23	50,000	51,887
3.75%	05/15/28	55,000	58,453
General Electric Co.
2.70%	10/09/22	100,000	98,391
5.88%	01/14/38	100,000	116,127
6.75%	03/15/32	100,000	120,529
General Mills Inc.
3.20%	04/16/21	100,000	99,761
3.65%	02/15/24	50,000	51,686
4.55%	04/17/38	100,000	109,977
General Motors Financial Company Inc.
3.25%	01/05/23	50,000	45,177
3.45%	01/14/22	100,000	93,371

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.55%	04/09/21	$100,000	$95,669
3.70%	05/09/23	100,000	89,969
4.35%	01/17/27	100,000	79,926
4.38%	09/25/21	100,000	95,249
5.25%	03/01/26	55,000	48,438
Georgia Power Co.
2.20%	09/15/24	100,000	96,130
2.65%	09/15/29	100,000	96,881
4.30%	03/15/42	172,000	187,444
Georgia-Pacific LLC
8.88%	05/15/31	50,000	73,604
Gilead Sciences Inc.
3.70%	04/01/24	50,000	53,050
4.80%	04/01/44	150,000	191,937
GlaxoSmithKline Capital Inc.
3.63%	05/15/25	55,000	59,588
3.88%	05/15/28	100,000	112,064
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	70,946
Global Payments Inc.
4.45%	06/01/28	100,000	105,166
Globe Life Inc.
4.55%	09/15/28	25,000	24,999
GLP Capital LP/GLP Financing II Inc.
5.25%	06/01/25	10,000	9,268
5.38%	11/01/23 - 04/15/26	30,000	27,036
5.75%	06/01/28	10,000	8,851
Halliburton Co.
2.92%	03/01/30	50,000	38,962
3.50%	08/01/23	6,000	5,664
5.00%	11/15/45	50,000	38,615
Hasbro Inc.
3.00%	11/19/24	50,000	48,256
HCA Inc.
4.50%	02/15/27	30,000	30,794
4.75%	05/01/23	30,000	30,556
5.00%	03/15/24	50,000	51,777
5.25%	04/15/25 - 06/15/26	70,000	73,294
5.50%	06/15/47	35,000	37,967
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	29,797
Healthpeak Properties Inc.
3.00%	01/15/30	50,000	46,588
3.25%	07/15/26	100,000	96,294
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	50,415
6.35%	10/15/45	150,000	179,356
Highwoods Realty LP
4.20%	04/15/29	25,000	26,309
Honeywell International Inc.
2.70%	08/15/29	30,000	30,211
3.35%	12/01/23	50,000	52,167
5.38%	03/01/41	100,000	128,210
Host Hotels & Resorts LP
3.38%	12/15/29	100,000	80,232
HP Inc.
6.00%	09/15/41	162,000	178,357
HSBC Holdings PLC
2.65%	01/05/22	100,000	99,817
3.40%	03/08/21	100,000	100,536
3.90%	05/25/26	50,000	52,126
5.10%	04/05/21	100,000	102,244
5.25%	03/14/44	500,000	590,975
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63%	11/07/25	100,000	98,375	(f)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	102,417	(f)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	102,239	(f)

		Principal Amount	Fair Value
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97%	05/22/30	$100,000	$101,088	(f)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	100,000	103,630	(f)
Hubbell Inc.
3.50%	02/15/28	50,000	52,220
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	25,899
Humana Inc.
2.90%	12/15/22	100,000	100,367
Huntsman International LLC
4.50%	05/01/29	20,000	17,074
Husky Energy Inc.
4.00%	04/15/24	100,000	83,505
IBM Credit LLC
3.60%	11/30/21	100,000	103,169
IHS Markit Ltd.
4.25%	05/01/29	85,000	85,090
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	99,750
3.50%	03/01/24	50,000	52,756
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	26,512
ING Groep N.V.
3.95%	03/29/27	100,000	101,622
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	101,784
Ingersoll-Rand Luxembourg Finance S.A.
4.50%	03/21/49	100,000	109,253
Intel Corp.
2.45%	11/15/29	135,000	136,874
2.60%	05/19/26	50,000	51,235
3.10%	02/15/60	35,000	36,430
3.25%	11/15/49	50,000	53,323
Inter-American Development Bank
1.25%	09/14/21	400,000	404,320
2.13%	01/15/25	200,000	213,328
2.38%	07/07/27	200,000	221,146
2.63%	04/19/21	100,000	102,233
3.00%	09/26/22	50,000	52,985
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	94,612
International Bank for Reconstruction & Development
1.50%	08/28/24	200,000	207,464
2.50%	03/19/24 - 07/29/25	300,000	325,876
3.00%	09/27/23	150,000	162,441
International Business Machines Corp.
2.50%	01/27/22	50,000	51,200
2.85%	05/13/22	100,000	102,562
3.50%	05/15/29	130,000	141,120
4.00%	06/20/42	150,000	170,010
International Finance Corp.
2.00%	10/24/22	100,000	103,677
2.13%	04/07/26	150,000	161,719
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	15,558
International Paper Co.
3.65%	06/15/24	50,000	51,844
Invesco Finance PLC
3.13%	11/30/22	100,000	99,796
Jabil Inc.
3.95%	01/12/28	100,000	94,646
4.70%	09/15/22	23,000	23,082
Jefferies Group LLC
5.13%	01/20/23	150,000	152,632
John Deere Capital Corp.
2.30%	06/07/21	100,000	100,479
2.70%	01/06/23	100,000	101,660
2.88%	03/12/21	50,000	50,245
3.45%	06/07/23 - 03/13/25	75,000	78,853

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	$175,000	$182,191
2.90%	01/15/28	50,000	54,737
3.40%	01/15/38	25,000	28,444
3.50%	01/15/48	30,000	35,650
4.38%	12/05/33	150,000	193,332
Johnson Controls International PLC
3.63%	07/02/24	75,000	81,589	(g	)
JPMorgan Chase & Co.
3.13%	01/23/25	50,000	51,757
3.25%	09/23/22	136,000	139,726
3.38%	05/01/23	150,000	155,551
4.50%	01/24/22	103,000	107,601
4.63%	05/10/21	100,000	102,392
6.40%	05/15/38	100,000	142,380
JPMorgan Chase & Co. (2.30% fixed rate until 10/15/24; 1.16% + SOFR thereafter)
2.30%	10/15/25	125,000	124,667	(f	)
JPMorgan Chase & Co. (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)
2.74%	10/15/30	100,000	100,341	(f	)
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	81,390	(f	)
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	101,505	(f	)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	50,000	52,135	(f	)
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	75,000	79,441	(f	)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	100,000	104,731	(f	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	50,000	55,781	(f	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	114,915	(f	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	107,442	(f	)
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96%	11/15/48	100,000	115,524	(f	)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	50,000	52,896	(f	)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	50,000	55,859	(f	)
Juniper Networks Inc.
3.75%	08/15/29	50,000	48,739
Kansas City Southern
4.70%	05/01/48	50,000	49,292
Kellogg Co.
2.65%	12/01/23	84,000	84,682
Kennametal Inc.
4.63%	06/15/28	25,000	26,502
Kentucky Utilities Co.
4.38%	10/01/45	40,000	41,143
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	101,413
Keurig Dr Pepper Inc.
3.55%	05/25/21	100,000	101,121
4.60%	05/25/28	50,000	54,726
4.99%	05/25/38	125,000	140,610
KeyBank NA
3.38%	03/07/23	150,000	152,722

		Principal Amount	Fair Value
3.90%	04/13/29	$100,000	$98,842
Keysight Technologies Inc.
3.00%	10/30/29	25,000	24,161
Kilroy Realty LP
3.45%	12/15/24	50,000	51,485
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	126,020
Kimco Realty Corp.
3.70%	10/01/49	50,000	41,652
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	224,644
Kinder Morgan Inc.
4.30%	06/01/25	115,000	117,228
5.05%	02/15/46	50,000	47,804
5.30%	12/01/34	100,000	95,743
KLA Corp.
4.65%	11/01/24	115,000	121,675
Koninklijke Philips N.V.
6.88%	03/11/38	100,000	138,186
Kreditanstalt fuer Wiederaufbau
1.75%	09/15/21	100,000	101,805
2.00%	09/29/22 - 05/02/25	250,000	263,172
2.50%	02/15/22	200,000	207,308
2.63%	04/12/21 - 02/28/24	375,000	395,513
2.88%	04/03/28	175,000	201,619
L3Harris Technologies Inc.
3.83%	04/27/25	50,000	52,024
3.85%	12/15/26	100,000	105,050	(c	)
4.85%	04/27/35	40,000	45,648
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	99,074
Lam Research Corp.
3.80%	03/15/25	115,000	119,845
Landwirtschaftliche Rentenbank
2.50%	11/15/27	100,000	111,798
Las Vegas Sands Corp.
2.90%	06/25/25	65,000	56,491
3.90%	08/08/29	40,000	34,346
Lazard Group LLC
4.38%	03/11/29	50,000	50,335
Lear Corp.
4.25%	05/15/29	25,000	21,924
5.25%	05/15/49	25,000	21,654
Leggett & Platt Inc.
3.50%	11/15/27	50,000	49,304
4.40%	03/15/29	100,000	104,015
Life Storage LP
4.00%	06/15/29	50,000	50,865
Lincoln National Corp.
3.63%	12/12/26	50,000	50,324
4.20%	03/15/22	117,000	124,259
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	98,829
3.90%	03/12/24	100,000	101,464
4.45%	05/08/25	100,000	104,562
4.65%	03/24/26	50,000	50,530
Lloyds Banking Group PLC (2.86% fixed rate until 03/23/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	100,000	98,495	(f	)
Lockheed Martin Corp.
3.60%	03/01/35	55,000	60,507
4.70%	05/15/46	150,000	187,015
Loews Corp.
2.63%	05/15/23	100,000	98,712
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	128,203
3.38%	09/15/25	30,000	31,085
LYB International Finance BV
4.88%	03/15/44	100,000	107,290
LYB International Finance II BV
3.50%	03/02/27	100,000	97,129

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
LyondellBasell Industries N.V.
6.00%	11/15/21	$100,000	$101,954
M&T Bank Corp.
3.55%	07/26/23	50,000	54,064
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	24,789
4.50%	04/01/48	25,000	17,644
4.75%	12/15/23	50,000	47,309
5.13%	12/15/26	50,000	48,947
Markel Corp.
3.50%	11/01/27	50,000	50,155
Marriott International Inc.
4.00%	04/15/28	50,000	46,036
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	103,822
4.38%	03/15/29	25,000	27,523
4.75%	03/15/39	100,000	117,057
4.90%	03/15/49	15,000	18,369
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	48,741
Masco Corp.
3.50%	04/01/21	60,000	59,429
4.38%	04/01/26	40,000	38,390
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	144,695
Mastercard Inc.
2.00%	03/03/25	100,000	102,350
2.95%	11/21/26	100,000	107,185
McDonald’s Corp.
1.45%	09/01/25	30,000	28,648
2.13%	03/01/30	30,000	28,030
3.63%	09/01/49	55,000	55,353
3.70%	02/15/42	150,000	150,349
3.80%	04/01/28	50,000	52,861
McKesson Corp.
3.80%	03/15/24	150,000	155,392
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	117,478
Medtronic Inc.
4.63%	03/15/45	82,000	109,308
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	95,000	109,392
Merck & Company Inc.
2.40%	09/15/22	128,000	131,537
2.75%	02/10/25	70,000	73,839
3.40%	03/07/29	25,000	27,538
3.90%	03/07/39	25,000	29,863
4.00%	03/07/49	115,000	144,101
Mercy Health
4.30%	07/01/28	100,000	113,804
Methanex Corp.
5.25%	12/15/29	25,000	18,760
MetLife Inc.
4.13%	08/13/42	50,000	52,960
6.50%	12/15/32	150,000	193,390
Microchip Technology Inc.
3.92%	06/01/21	100,000	97,592
Micron Technology Inc.
4.64%	02/06/24	15,000	15,349
4.66%	02/15/30	100,000	104,741
Microsoft Corp.
1.55%	08/08/21	50,000	50,397
2.40%	02/06/22	100,000	102,420
2.88%	02/06/24	50,000	53,187
3.45%	08/08/36	200,000	223,400
3.50%	02/12/35	65,000	76,354
3.75%	05/01/43	50,000	57,437
4.10%	02/06/37	100,000	120,696
4.45%	11/03/45	125,000	164,380
Mid-America Apartments LP
4.20%	06/15/28	100,000	104,408

		Principal Amount	Fair Value
MidAmerican Energy Co.
3.65%	04/15/29	$100,000	$108,295
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	50,000	49,687
3.22%	03/07/22	100,000	101,584
3.46%	03/02/23	100,000	102,628
3.78%	03/02/25	100,000	104,216
3.96%	03/02/28	100,000	105,914
4.05%	09/11/28	100,000	106,028
4.15%	03/07/39	70,000	71,938
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	101,574
4.02%	03/05/28	100,000	107,324
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	100,000	99,541	(f	)
Molson Coors Beverage Co.
3.00%	07/15/26	95,000	89,857
Mondelez International Inc.
4.13%	05/07/28	100,000	107,977
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	150,000	163,277
Morgan Stanley
2.63%	11/17/21	100,000	100,337
2.75%	05/19/22	100,000	100,571
3.13%	01/23/23	100,000	102,359
3.95%	04/23/27	50,000	51,406
4.00%	07/23/25	95,000	101,249
4.10%	05/22/23	150,000	153,651
4.35%	09/08/26	50,000	54,261
4.88%	11/01/22	150,000	156,861
5.50%	07/28/21	98,000	101,803
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	15,072	(f	)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	114,105	(f	)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	104,860	(f	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	100,000	110,581	(f	)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	113,100	(f	)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	101,977
MPLX LP
4.00%	03/15/28	35,000	29,559
4.25%	12/01/27	35,000	27,491	(c	)
4.50%	04/15/38	30,000	21,522
4.70%	04/15/48	25,000	19,327
4.80%	02/15/29	70,000	61,444
4.90%	04/15/58	25,000	17,059
5.50%	02/15/49	70,000	60,217
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	109,766
MUFG Union Bank NA
3.15%	04/01/22	100,000	100,107
Mylan Inc.
4.55%	04/15/28	100,000	101,528
Mylan N.V.
3.15%	06/15/21	100,000	98,746
National Australia Bank Ltd.
2.80%	01/10/22	100,000	101,089
National Fuel Gas Co.
4.75%	09/01/28	50,000	49,423
National Oilwell Varco Inc.
3.60%	12/01/29	100,000	75,228
National Retail Properties Inc.
3.60%	12/15/26	100,000	104,055

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	$70,000	$70,110
3.40%	02/07/28	100,000	103,343
3.70%	03/15/29	50,000	51,616
4.40%	11/01/48	10,000	11,115
NetApp Inc.
3.38%	06/15/21	110,000	110,385
Newmont Corp.
2.25%	10/01/30	65,000	60,557
Nexen Inc.
6.40%	05/15/37	100,000	135,169
NextEra Energy Capital Holdings Inc.
2.40%	09/01/21	50,000	49,934
2.75%	11/01/29	30,000	29,008
3.15%	04/01/24	100,000	102,352
3.50%	04/01/29	100,000	101,710
NIKE Inc.
2.38%	11/01/26	50,000	51,176
NiSource Inc.
2.65%	11/17/22	40,000	40,409
3.65%	06/15/23	100,000	102,199
4.38%	05/15/47	100,000	101,832
Noble Energy Inc.
3.25%	10/15/29	100,000	64,418
Nordstrom Inc.
4.38%	04/01/30	35,000	28,106
Norfolk Southern Corp.
3.80%	08/01/28	30,000	31,827
3.94%	11/01/47	60,000	62,056
Northern Trust Corp.
3.65%	08/03/28	100,000	108,110
Northrop Grumman Corp.
2.55%	10/15/22	100,000	99,934
2.93%	01/15/25	50,000	50,783
3.25%	01/15/28	65,000	67,426
4.03%	10/15/47	75,000	85,714
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	49,048
Northwestern University
3.66%	12/01/57	10,000	10,550
Novartis Capital Corp.
2.20%	08/14/30	50,000	51,145
2.40%	09/21/22	102,000	104,258
3.00%	11/20/25	50,000	53,671
NSTAR Electric Co.
3.20%	05/15/27	100,000	100,656
Nutrien Ltd.
3.63%	03/15/24	150,000	150,933
4.00%	12/15/26	100,000	102,626
5.00%	04/01/49	50,000	59,422
NXP BV/NXP Funding LLC
5.55%	12/01/28	100,000	108,158	(c	)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	102,745
Occidental Petroleum Corp.
4.10%	02/15/47	100,000	42,388
6.20%	03/15/40	142,000	64,006
Oesterreichische Kontrollbank AG
2.63%	01/31/22	150,000	155,478
2.88%	09/07/21	100,000	103,353
Ohio Power Co.
4.15%	04/01/48	100,000	109,177
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	50,960
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	98,513
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	101,587
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	98,209
3.70%	11/15/28	100,000	108,628
3.80%	06/01/49	100,000	106,047

		Principal Amount	Fair Value
ONE Gas Inc.
4.50%	11/01/48	$20,000	$23,314
ONEOK Inc.
4.35%	03/15/29	50,000	40,821
ONEOK Partners LP
6.13%	02/01/41	162,000	149,549
Oracle Corp.
2.65%	07/15/26	100,000	101,766
3.25%	05/15/30	50,000	53,052
3.63%	07/15/23	125,000	132,045
4.00%	07/15/46	100,000	106,124
4.30%	07/08/34	100,000	112,693
Orange S.A.
9.00%	03/01/31	50,000	76,981
ORIX Corp.
4.05%	01/16/24	100,000	104,558
Otis Worldwide Corp.
2.06%	04/05/25	20,000	19,538	(c	)
2.29%	04/05/27	20,000	19,130	(c	)
2.57%	02/15/30	20,000	19,369	(c	)
3.11%	02/15/40	50,000	46,871	(c	)
3.36%	02/15/50	30,000	29,101	(c	)
PACCAR Financial Corp.
1.80%	02/06/25	35,000	34,256
3.10%	05/10/21	20,000	20,190
PacifiCorp
4.15%	02/15/50	50,000	55,784
6.25%	10/15/37	153,000	196,025
Packaging Corporation of America
3.40%	12/15/27	35,000	36,442
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	20,764
4.20%	11/21/34	100,000	102,399
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	39,137
PayPal Holdings Inc.
2.40%	10/01/24	35,000	34,816
2.85%	10/01/29	30,000	29,732
PepsiCo Inc.
2.00%	04/15/21	100,000	100,072
2.75%	03/01/23	150,000	156,304
2.88%	10/15/49	25,000	25,835
3.00%	10/15/27	100,000	106,423
3.38%	07/29/49	35,000	39,300
3.45%	10/06/46	50,000	56,310
PerkinElmer Inc.
3.30%	09/15/29	15,000	14,086
Petroleos Mexicanos
4.50%	01/23/26	100,000	72,744
5.50%	06/27/44	58,000	35,877
5.95%	01/28/31	100,000	68,256	(c	)
6.38%	01/23/45	150,000	93,909
6.49%	01/23/27	150,000	110,530	(c	)
6.50%	01/23/29 - 06/02/41	242,000	160,471
6.75%	09/21/47	113,000	72,791
6.95%	01/28/60	100,000	67,231	(c	)
Pfizer Inc.
2.80%	03/11/22	100,000	102,527
3.00%	09/15/21	120,000	122,520
3.20%	09/15/23	125,000	131,334
3.45%	03/15/29	50,000	55,041
3.60%	09/15/28	50,000	54,748
3.90%	03/15/39	125,000	144,752
4.00%	12/15/36 - 03/15/49	125,000	145,527
4.30%	06/15/43	100,000	123,137
Philip Morris International Inc.
2.88%	05/01/24	150,000	151,771
3.13%	03/02/28	50,000	50,754
3.38%	08/15/29	50,000	52,639
3.88%	08/21/42	92,000	91,871
Phillips 66
3.90%	03/15/28	50,000	48,165

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.88%	11/15/44	$45,000	$45,423
Phillips 66 Partners LP
3.15%	12/15/29	50,000	40,839
3.75%	03/01/28	10,000	9,217
4.68%	02/15/45	10,000	8,179
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	85,405
4.50%	12/15/26	100,000	80,453
PNC Bank NA
2.55%	12/09/21	150,000	151,150
2.95%	02/23/25	100,000	102,953
3.10%	10/25/27	100,000	102,910
PPG Industries Inc.
3.75%	03/15/28	50,000	53,880
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	118,198
President & Fellows of Harvard College
3.15%	07/15/46	50,000	52,986
Principal Financial Group Inc.
3.40%	05/15/25	50,000	49,955
Prologis LP (REIT)
4.25%	08/15/23	150,000	158,587
4.38%	02/01/29	65,000	70,341
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	22,090
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	19,549
Prudential Financial Inc.
3.70%	03/13/51	50,000	45,715
3.94%	12/07/49	90,000	85,279
4.35%	02/25/50	100,000	100,160
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	85,603	(f	)
Public Service Company of Colorado
3.70%	06/15/28	50,000	53,190
4.10%	06/15/48	30,000	34,561
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	99,421
3.20%	08/01/49	90,000	91,619
3.65%	09/01/28	25,000	26,942
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	14,977
Public Storage
3.39%	05/01/29	30,000	30,249
Puget Energy Inc.
3.65%	05/15/25	50,000	49,102
QUALCOMM Inc.
4.30%	05/20/47	100,000	121,911
4.65%	05/20/35	50,000	63,153
Quest Diagnostics Inc.
4.25%	04/01/24	50,000	53,127
QVC Inc.
4.75%	02/15/27	25,000	22,118
Raytheon Co.
3.15%	12/15/24	90,000	93,972
Realty Income Corp.
4.65%	08/01/23	100,000	103,017
Regency Centers LP
4.13%	03/15/28	50,000	52,918
Regions Financial Corp.
3.80%	08/14/23	100,000	101,549
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	50,430
RELX Capital Inc.
3.50%	03/16/23	30,000	31,283
4.00%	03/18/29	25,000	26,244
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	25,103
Republic Services Inc.
2.50%	08/15/24	70,000	70,595
3.05%	03/01/50	50,000	44,812

		Principal Amount	Fair Value
Reynolds American Inc.
4.45%	06/12/25	$100,000	$102,208
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	188,485
Rockwell Automation Inc.
3.50%	03/01/29	45,000	47,223
Rogers Communications Inc.
2.90%	11/15/26	100,000	100,055
3.00%	03/15/23	50,000	50,293
3.63%	12/15/25	60,000	61,447
3.70%	11/15/49	100,000	102,748
Roper Technologies Inc.
3.80%	12/15/26	100,000	101,989
Royal Bank of Canada
1.95%	01/17/23	30,000	29,693
2.30%	03/22/21	150,000	150,744
2.75%	02/01/22	50,000	50,957
2.80%	04/29/22	100,000	101,356
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	102,555
5.13%	05/28/24	80,000	80,518
6.00%	12/19/23	75,000	77,715
6.10%	06/10/23	35,000	36,029
6.13%	12/15/22	85,000	87,144
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	106,064	(f	)
RPM International Inc.
4.25%	01/15/48	50,000	44,323
Ryder System Inc.
3.40%	03/01/23	50,000	50,259
S&P Global Inc.
4.40%	02/15/26	100,000	110,831
Sabine Pass Liquefaction LLC
5.63%	03/01/25	135,000	128,014
5.75%	05/15/24	35,000	32,476
Sabra Health Care LP
3.90%	10/15/29	25,000	22,414
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	105,689
Sanofi
3.63%	06/19/28	100,000	112,503
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	48,282
4.40%	07/13/27	50,000	47,781
4.45%	12/03/21	100,000	100,984
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	98,838	(f	)
Santander UK PLC
2.88%	06/18/24	100,000	100,009
Seagate HDD Cayman
4.75%	06/01/23	51,000	51,335
Sempra Energy
3.80%	02/01/38	100,000	95,153
4.05%	12/01/23	50,000	50,331
Service Properties Trust
4.65%	03/15/24	50,000	32,715
Shell International Finance BV
3.13%	11/07/49	100,000	99,308
3.50%	11/13/23	140,000	146,537
4.00%	05/10/46	50,000	55,796
4.13%	05/11/35	150,000	172,069
4.38%	05/11/45	100,000	118,112
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	50,000	50,883
Simon Property Group LP
2.00%	09/13/24	100,000	96,129
2.45%	09/13/29	100,000	89,906
2.75%	02/01/23	121,000	118,419
3.25%	09/13/49	100,000	80,191

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
SL Green Operating Partnership LP
3.25%	10/15/22	$30,000	$30,622
Southern California Edison Co.
3.40%	06/01/23	100,000	102,695
3.60%	02/01/45	125,000	117,185
4.20%	03/01/29	100,000	106,545
Southern California Gas Co.
2.55%	02/01/30	50,000	49,938
Southern Copper Corp.
5.88%	04/23/45	155,000	163,930
Southwest Airlines Co.
3.00%	11/15/26	100,000	87,064
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	93,873
Spectra Energy Partners LP
3.50%	03/15/25	50,000	47,835
Spirit Realty LP
3.40%	01/15/30	25,000	21,582
SSM Health Care Corp.
3.69%	06/01/23	10,000	9,906
Stanley Black & Decker Inc.
2.30%	03/15/30	50,000	48,272
2.90%	11/01/22	50,000	50,014
Starbucks Corp.
2.00%	03/12/27	25,000	23,665
2.25%	03/12/30	25,000	23,592
3.10%	03/01/23	50,000	50,935
3.35%	03/12/50	15,000	14,312
3.50%	03/01/28	50,000	51,597
3.75%	12/01/47	35,000	35,238
Stryker Corp.
3.65%	03/07/28	50,000	52,017
Sumitomo Mitsui Financial Group Inc.
2.70%	07/16/24	100,000	99,983
2.78%	10/18/22	100,000	101,241
3.01%	10/19/26	100,000	101,050
3.35%	10/18/27	50,000	51,024
3.94%	10/16/23	100,000	103,883
4.31%	10/16/28	100,000	108,782
Suncor Energy Inc.
6.85%	06/01/39	50,000	52,370
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	50,000	45,811
Svensk Exportkredit AB
1.63%	11/14/22	200,000	205,016
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	151,440
Synchrony Financial
2.85%	07/25/22	15,000	14,246
3.95%	12/01/27	100,000	91,178
4.38%	03/19/24	35,000	34,452
Sysco Corp.
2.40%	02/15/30	15,000	12,294
3.30%	02/15/50	20,000	14,397
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	100,000	101,619
4.40%	11/26/23	50,000	52,874
5.00%	11/26/28	50,000	56,477
Tampa Electric Co.
4.30%	06/15/48	50,000	54,160
Target Corp.
3.38%	04/15/29	50,000	54,006
3.90%	11/15/47	50,000	58,786
4.00%	07/01/42	150,000	175,840
TC PipeLines LP
3.90%	05/25/27	100,000	95,336
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	149,626
Teck Resources Ltd.
6.25%	07/15/41	100,000	86,280
Telefonica Emisiones S.A.
4.10%	03/08/27	100,000	103,052

		Principal Amount	Fair Value
Telefonica Emisiones S.A.
4.90%	03/06/48	$50,000	$55,508
5.52%	03/01/49	500,000	597,325
TELUS Corp.
4.60%	11/16/48	50,000	50,013
Texas Instruments Inc.
3.88%	03/15/39	100,000	114,383
Textron Inc.
3.90%	09/17/29	50,000	48,899
The Allstate Corp.
4.20%	12/15/46	100,000	115,608
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	44,446	(f	)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	30,790
3.00%	02/24/25	105,000	108,758
3.45%	08/11/23	100,000	104,610
3.50%	04/28/23	100,000	104,368
3.85%	04/28/28	100,000	111,940
The Bank of Nova Scotia
2.00%	11/15/22	100,000	99,960
3.13%	04/20/21	100,000	101,018
The Boeing Co.
2.30%	08/01/21	15,000	14,462
2.95%	02/01/30	50,000	46,216
3.10%	05/01/26	100,000	92,233
3.20%	03/01/29	50,000	46,902
3.38%	06/15/46	150,000	127,069
3.75%	02/01/50	50,000	45,591
The Charles Schwab Corp.
3.85%	05/21/25	50,000	53,026
The Clorox Co.
3.50%	12/15/24	50,000	53,040
The Coca-Cola Co.
2.13%	09/06/29	100,000	99,982
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	15,622	(c	)
The Dow Chemical Co.
4.38%	11/15/42	137,000	136,426
The Estee Lauder Companies Inc.
2.00%	12/01/24	20,000	19,807
2.38%	12/01/29	20,000	19,386
3.13%	12/01/49	30,000	29,038
The George Washington University
4.13%	09/15/48	50,000	54,448
The Georgetown University
2.94%	04/01/50	10,000	8,604
The Goldman Sachs Group Inc.
2.60%	02/07/30	95,000	89,385
3.00%	04/26/22	100,000	100,593
3.50%	11/16/26	50,000	51,300
3.63%	02/20/24	80,000	83,589
3.85%	07/08/24	50,000	52,014
4.80%	07/08/44	100,000	116,498
5.75%	01/24/22	100,000	105,947
6.25%	02/01/41	50,000	68,951
6.75%	10/01/37	100,000	132,655
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	100,000	100,263	(f	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	102,786	(f	)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	106,088
The Hershey Co.
3.38%	05/15/23	50,000	52,181
The Home Depot Inc.
2.13%	09/15/26	45,000	45,150
2.63%	06/01/22	90,000	91,780
3.13%	12/15/49	50,000	49,450

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.90%	12/06/28	$100,000	$111,094
4.20%	04/01/43	50,000	57,198
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	10,197
The JM Smucker Co.
3.38%	12/15/27	100,000	101,301
The Kroger Co.
3.85%	08/01/23	150,000	157,230
4.50%	01/15/29	100,000	112,022
5.40%	01/15/49	100,000	120,993
The Mosaic Co.
3.25%	11/15/22	50,000	52,266
4.05%	11/15/27	50,000	42,869
The New York and Presbyterian Hospital
3.95%	08/01/19	35,000	36,773
The PNC Financial Services Group Inc.
2.20%	11/01/24	50,000	50,552
3.50%	01/23/24	110,000	113,199
The Procter & Gamble Co.
1.70%	11/03/21	100,000	100,971
2.45%	11/03/26	100,000	105,384
The Progressive Corp.
4.35%	04/25/44	100,000	119,115
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	103,409
4.20%	01/15/22	100,000	102,213
The Timken Co.
4.50%	12/15/28	20,000	22,847
The Toronto-Dominion Bank
1.90%	12/01/22	25,000	24,947
2.65%	06/12/24	100,000	101,607
3.25%	06/11/21 - 03/11/24	200,000	207,103
The Travelers Companies Inc.
4.00%	05/30/47	100,000	113,257
5.35%	11/01/40	100,000	130,485
The Walt Disney Co.
3.38%	11/15/26	100,000	104,613
6.65%	11/15/37	79,000	111,192
The Western Union Co.
3.60%	03/15/22	150,000	152,061
The Williams Companies Inc.
3.70%	01/15/23	10,000	9,202
4.55%	06/24/24	40,000	36,819
4.85%	03/01/48	70,000	65,423
5.10%	09/15/45	150,000	136,251
5.75%	06/24/44	15,000	14,537
5.80%	11/15/43	150,000	141,330
Thermo Fisher Scientific Inc.
2.60%	10/01/29	50,000	48,878
4.15%	02/01/24	25,000	26,581
Time Warner Cable LLC
4.50%	09/15/42	150,000	142,936
Total Capital International S.A.
2.43%	01/10/25	50,000	50,148
2.75%	06/19/21	150,000	150,994
3.46%	02/19/29	100,000	106,004
Total Capital S.A.
3.88%	10/11/28	25,000	27,109
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	100,490
2.70%	01/11/23	100,000	100,564
2.95%	04/13/21	100,000	100,359
3.45%	09/20/23	50,000	51,498
3.65%	01/08/29	100,000	103,270
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	50,830
5.10%	03/15/49	50,000	56,132
7.63%	01/15/39	100,000	118,098
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	91,759
Truist Bank
2.63%	01/15/22	100,000	100,520

		Principal Amount	Fair Value
2.80%	05/17/22	$50,000	$50,670
3.00%	02/02/23	100,000	101,914
3.20%	04/01/24	50,000	51,849
Truist Financial Corp.
2.85%	10/26/24	50,000	51,178
3.75%	12/06/23	100,000	104,554
4.00%	05/01/25	50,000	53,608
Tucson Electric Power Co.
4.85%	12/01/48	50,000	55,789
TWDC Enterprises 18 Corp.
3.00%	07/30/46	60,000	60,342
Tyson Foods Inc.
4.00%	03/01/26	15,000	15,869
4.88%	08/15/34	70,000	79,085
5.10%	09/28/48	35,000	42,933
U.S. Bancorp
2.63%	01/24/22	100,000	101,886
3.00%	07/30/29	100,000	100,375
UDR Inc.
4.40%	01/26/29	50,000	52,741
Unilever Capital Corp.
2.00%	07/28/26	50,000	49,864
2.75%	03/22/21	100,000	101,200
2.90%	05/05/27	100,000	104,698
Union Electric Co.
2.95%	06/15/27	100,000	102,408
3.50%	03/15/29	25,000	26,659
3.65%	04/15/45	35,000	36,897
Union Pacific Corp.
3.00%	04/15/27	100,000	100,703
3.20%	06/08/21	100,000	100,349
3.50%	06/08/23	50,000	51,771
3.55%	08/15/39	15,000	14,720
3.70%	03/01/29	65,000	69,404
3.84%	03/20/60	105,000	111,180	(c	)
3.95%	09/10/28 - 08/15/59	50,000	53,265
4.38%	09/10/38	15,000	16,531
United Parcel Service Inc.
2.05%	04/01/21	100,000	99,867
2.45%	10/01/22	75,000	75,811
3.05%	11/15/27	50,000	51,025
3.75%	11/15/47	50,000	52,183
United Technologies Corp.
3.65%	08/16/23	3,000	3,165
3.95%	08/16/25	15,000	16,343
4.13%	11/16/28	30,000	32,902
4.45%	11/16/38	60,000	67,331
4.50%	06/01/42	158,000	180,343
4.63%	11/16/48	15,000	17,721
UnitedHealth Group Inc.
2.88%	08/15/29	75,000	78,099
2.95%	10/15/27	100,000	104,185
3.10%	03/15/26	50,000	52,538
3.50%	02/15/24 - 08/15/39	70,000	75,210
3.70%	12/15/25 - 08/15/49	75,000	82,506
3.75%	10/15/47	100,000	109,914
3.88%	12/15/28	15,000	16,739
4.45%	12/15/48	10,000	12,039
4.63%	07/15/35	45,000	52,362
6.88%	02/15/38	100,000	146,920
University of Notre Dame du Lac
3.39%	02/15/48	25,000	27,365
Unum Group
4.50%	12/15/49	30,000	23,132
US Bancorp
3.95%	11/17/25	100,000	108,138
US Bank NA
1.80%	01/21/22	250,000	249,620
2.80%	01/27/25	50,000	51,142
Vale Overseas Ltd.
6.25%	08/10/26	100,000	108,859
6.88%	11/10/39	100,000	110,471

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Valero Energy Corp.
6.63%	06/15/37	$50,000	$52,503
Valero Energy Partners LP
4.38%	12/15/26	100,000	79,111
Ventas Realty LP
4.00%	03/01/28	50,000	49,221
4.40%	01/15/29	100,000	102,033
VEREIT Operating Partnership LP
4.60%	02/06/24	20,000	19,923
4.88%	06/01/26	25,000	23,807
Verisk Analytics Inc.
4.13%	03/15/29	60,000	63,121
Verizon Communications Inc.
2.63%	08/15/26	100,000	102,902
3.38%	02/15/25	100,000	107,062
3.85%	11/01/42	136,000	151,522
3.88%	02/08/29	5,000	5,600
4.33%	09/21/28	109,000	123,560
4.40%	11/01/34	50,000	57,894
4.52%	09/15/48	50,000	63,100
4.81%	03/15/39	189,000	234,398
5.15%	09/15/23	100,000	111,494
5.25%	03/16/37	100,000	127,191
ViacomCBS Inc.
3.38%	03/01/22	150,000	149,218
4.00%	01/15/26	50,000	49,518
5.85%	09/01/43	100,000	102,327
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	106,755
4.60%	12/01/48	60,000	69,809
4.65%	08/15/43	100,000	107,949
Visa Inc.
2.15%	09/15/22	100,000	102,298
4.30%	12/14/45	100,000	125,090
Vodafone Group PLC
4.25%	09/17/50	55,000	56,311
4.38%	05/30/28 - 02/19/43	205,000	211,930
5.00%	05/30/38	100,000	109,868
5.25%	05/30/48	50,000	59,321
Vornado Realty LP
3.50%	01/15/25	50,000	47,966
Vulcan Materials Co.
4.70%	03/01/48	50,000	51,782
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	54,655
4.50%	11/18/34	155,000	154,978
Walmart Inc.
2.35%	12/15/22	100,000	102,689
3.13%	06/23/21	50,000	51,042
3.25%	07/08/29	40,000	43,887
3.40%	06/26/23	50,000	53,155
3.63%	12/15/47	125,000	146,259
3.70%	06/26/28	100,000	112,228
3.95%	06/28/38	40,000	47,277
4.05%	06/29/48	85,000	105,832
Waste Connections Inc.
3.50%	05/01/29	50,000	50,567
Waste Management Inc.
2.90%	09/15/22	150,000	150,999
4.15%	07/15/49	65,000	77,093
WEC Energy Group Inc.
3.38%	06/15/21	65,000	65,134
Wells Fargo & Co.
2.50%	03/04/21	140,000	140,497
2.63%	07/22/22	100,000	100,424
3.75%	01/24/24	100,000	105,599
4.13%	08/15/23	150,000	153,952
4.15%	01/24/29	100,000	108,956
4.40%	06/14/46	50,000	53,757
4.65%	11/04/44	50,000	55,001
4.75%	12/07/46	100,000	112,150
5.61%	01/15/44	69,000	82,525

		Principal Amount	Fair Value
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16%	02/11/26	$165,000	$160,477	(f	)
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41%	10/30/25	90,000	88,285	(f	)
Wells Fargo & Co. (2.57% fixed rate until 01/11/23; 1.00% + 3 month USD LIBOR thereafter)
2.57%	02/11/31	165,000	157,327	(f	)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	100,000	99,020	(f	)
Wells Fargo Bank NA
3.55%	08/14/23	50,000	52,324
3.63%	10/22/21	100,000	102,694
Welltower Inc.
3.63%	03/15/24	25,000	24,844
4.25%	04/15/28	115,000	118,940
Westinghouse Air Brake Technologies Corp.
3.45%	11/15/26	100,000	91,683
Westlake Chemical Corp.
4.38%	11/15/47	50,000	39,783
Westpac Banking Corp.
2.00%	08/19/21	100,000	99,759
2.80%	01/11/22	100,000	101,049
3.30%	02/26/24	100,000	104,054
3.35%	03/08/27	100,000	103,752
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	101,798	(f	)
Weyerhaeuser Co.
7.38%	03/15/32	100,000	123,216
Whirlpool Corp.
3.70%	05/01/25	50,000	48,415
Willis North America Inc.
3.88%	09/15/49	35,000	35,598
4.50%	09/15/28	50,000	54,656
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	11,100
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	103,162
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	19,099
WP Carey Inc.
3.85%	07/15/29	50,000	48,687
WRKCo Inc.
4.20%	06/01/32	50,000	51,789
4.65%	03/15/26	100,000	105,253
WW Grainger Inc.
1.85%	02/15/25	50,000	49,499
Xcel Energy Inc.
3.30%	06/01/25	50,000	51,145
4.00%	06/15/28	100,000	105,436
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	75,883
Zoetis Inc.
4.70%	02/01/43	50,000	59,390
			106,690,142
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	214,841	(f	)
BANK 2019-BNK20
3.01%	09/15/62	50,000	51,698
BANK 2019-BNK21
2.85%	10/17/52	100,000	101,651
BANK 2019-BNK22
2.98%	11/15/62	50,000	51,607
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	56,451
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	112,751

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	$100,000	$103,703
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	111,924	(f	)
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	159,364
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	102,294
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	307,040
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	155,808
COMM 2016-DC2 Mortgage Trust
3.77%	02/10/49	190,000	202,180
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	200,000	214,104	(f	)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	152,778
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	78,276
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	219,172
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	55,370
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	263,148
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	168,631	174,159	(f	)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	79,292
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41%	03/15/50	150,000	159,504
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	511,321
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	158,119
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	195,075
UBS Commercial Mortgage Trust 2018-C15
4.07%	12/15/51	100,000	111,719
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	141,156	143,097
4.69%	10/15/45	220,000	225,736	(f	)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	150,000	159,859
Wells Fargo Commercial Mortgage Trust 2018-C46
4.15%	08/15/51	200,000	220,016
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	204,221
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	36,904
			5,093,182
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	210,416
Export-Import Bank of Korea
3.00%	11/01/22	200,000	208,060
3.63%	11/27/23	100,000	107,351
Government of Canada
2.63%	01/25/22	100,000	103,915
Government of Chile
3.13%	01/21/26	100,000	104,148
3.50%	01/25/50	100,000	103,201
Government of Colombia
5.00%	06/15/45	150,000	153,465
6.13%	01/18/41	150,000	170,136
Government of Hungary
5.38%	03/25/24	100,000	110,156
Government of Indonesia
4.75%	02/11/29	100,000	108,431
Government of Israel
2.88%	03/16/26	100,000	104,108

		Principal Amount	Fair Value
3.25%	01/17/28	$100,000	$106,001
Government of Italy
5.38%	06/15/33	150,000	170,705
Government of Mexico
4.00%	10/02/23	100,000	101,823
4.35%	01/15/47	100,000	96,074
4.75%	03/08/44	102,000	103,084
5.75%	10/12/10	172,000	178,828
6.05%	01/11/40	130,000	152,667
Government of Panama
3.75%	03/16/25	100,000	103,941
6.70%	01/26/36	150,000	192,083
Government of Peru
6.55%	03/14/37	147,000	210,029
7.35%	07/21/25	100,000	126,576
Government of Philippines
3.70%	03/01/41	100,000	109,743
3.75%	01/14/29	100,000	110,905
4.20%	01/21/24	100,000	105,961
Government of Poland
3.00%	03/17/23	147,000	152,537
3.25%	04/06/26	100,000	108,529
5.00%	03/23/22	100,000	106,794
Government of Uruguay
4.50%	08/14/24	100,000	105,479
4.98%	04/20/55	100,000	113,631
Iraq Government AID Bond
2.15%	01/18/22	480,000	493,824
Japan Bank for International Cooperation
1.63%	10/17/22	200,000	204,030
2.88%	07/21/27	100,000	112,346
3.38%	10/31/23	200,000	217,528
Korea International Bond
2.50%	06/19/29	100,000	107,981
Province of Alberta Canada
2.95%	01/23/24	50,000	53,712
3.35%	11/01/23	150,000	162,663
Province of Manitoba Canada
2.60%	04/16/24	100,000	106,942
Province of Ontario Canada
1.75%	01/24/23	115,000	117,867
3.05%	01/29/24	150,000	161,922
3.40%	10/17/23	150,000	162,806
Province of Quebec Canada
2.38%	01/31/22	100,000	102,963
State of Israel
3.38%	01/15/50	300,000	290,643
The Korea Development Bank
2.13%	10/01/24	100,000	101,338
2.63%	02/27/22	200,000	204,872
			6,540,214
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	133,489
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	111,975
Chicago Transit Authority
6.90%	12/01/40	75,000	100,655
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	117,988
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	100,118
East Bay Municipal Utility District
5.87%	06/01/40	100,000	140,714
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	153,659
6.60%	07/01/50	90,000	144,695
Los Angeles Unified School District
5.76%	07/01/29	110,000	131,696
Municipal Electric Authority of Georgia
6.64%	04/01/57	124,000	162,346

State Street Total Return V.I.S. Fund

Summary Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
New York City Water & Sewer System
6.01%	06/15/42	$50,000	$74,146
New York State Dormitory Authority
3.14%	07/01/43	50,000	49,610
New York State Urban Development Corp.
3.90%	03/15/33	25,000	28,257
North Texas Tollway Authority
6.72%	01/01/49	100,000	158,316
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	212,032
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	29,684
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	76,091
State of California
7.60%	11/01/40	100,000	166,412
University of California
4.60%	05/15/31	100,000	116,332
6.58%	05/15/49	100,000	133,540
University of Texas System
4.79%	08/15/46	100,000	116,108
			2,457,863
U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	500,000	619,105
Total Bonds and Notes (Cost $423,578,254)			448,580,321

Other Information:

	Principal Amount	Fair Value
Exchange Traded & Mutual Funds – 11.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5,033,495	$59,495,911
SPDR Bloomberg Barclays High Yield Bond ETF	649,008	61,487,018	(h)
SPDR Dow Jones REIT ETF	840,517	60,685,327	(h)
		181,668,256
Total Exchange Traded & Mutual Funds (Cost $234,823,694)		181,668,256
Total Investments in Securities (Cost $1,645,492,941)		1,499,204,792

Short-Term Investments – 2.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $42,312,939)	42,312,939	42,312,939	(d,h,i)

Total Investments (Cost $1,687,805,880)		1,541,517,731

Liabilities in Excess of Other Assets, net – (0.1)%		(1,738,720)

NET ASSETS – 100.0%		$1,539,779,011

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2020	17	$2,196,837	$2,184,245	$(12,592)
MSCI Emerging Markets Index Futures	June 2020	93	4,050,453	3,919,485	(130,968)
E-mini Russell 2000 Index Futures	June 2020	8	436,386	459,040	22,654
MSCI EAFE Mini Index Futures	June 2020	15	1,064,055	1,169,475	105,420
					$(15,486)

During the year ended December 31, 2019, average notional values related to long futures contracts was $13,456,454.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $8,632,832 or 0.56% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(d)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$493,188,435	$327	$—	$493,188,762
	Foreign Equity	74,778,191	300,988,282	980	375,767,453
	U.S. Treasuries	—	217,364,885	—	217,364,885
	Agency Mortgage Backed	—	105,618,056	—	105,618,056
	Agency Collateralized Mortgage Obligations	—	2,631,842	—	2,631,842
	Asset Backed	—	1,565,032	—	1,565,032
	Corporate Notes	—	106,690,142	—	106,690,142
	Non-Agency Collateralized Mortgage Obligations	—	5,093,182	—	5,093,182
	Sovereign Bonds	—	6,540,214	—	6,540,214
	Municipal Bonds and Notes	—	2,457,863	—	2,457,863
	U.S. Government Sponsored Agencies	—	619,105	—	619,105
	Exchange Traded & Mutual Funds	181,668,256	—	—	181,668,256
	Short-Term Investments	42,312,939	—	—	42,312,939

Total Investments in Securities		$791,947,821	$749,568,930	$980	$1,541,517,731

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$128,074	$—	$—	$128,074
	Long Futures Contracts - Unrealized Depreciation	(143,560)	—	—	(143,560)

Total Other Financial Instruments		$(15,486)	$—	$—	$(15,486)

The Fund was invested in the following countries/territories at March 31, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.69%
Japan	4.17%
Switzerland	2.55%
United Kingdom	2.53%
Canada	2.11%
France	2.06%
China	1.75%
Germany	1.21%
Australia	1.18%
Ireland	1.13%
Taiwan	0.74%
Sweden	0.59%
India	0.51%
Netherlands	0.48%
South Korea	0.47%
Italy	0.45%
Hong Kong	0.41%

Country/Territory	Percentage (based on Fair Value)
Singapore	0.38%
Spain	0.35%
Finland	0.34%
Bermuda	0.32%
Supranational	0.32%
Russian Federation	0.29%
Israel	0.29%
Denmark	0.28%
Brazil	0.25%
Belgium	0.21%
New Zealand	0.18%
South Africa	0.18%
Norway	0.17%
Mexico	0.15%
Thailand	0.14%
Malaysia	0.13%
Cayman Islands	0.10%
Puerto Rico	0.09%
Luxembourg	0.09%
Saudi Arabia	0.07%
Portugal	0.06%
Poland	0.06%
Colombia	0.06%
Indonesia	0.05%
Turkey	0.05%
Qatar	0.05%
Chile	0.04%
Panama	0.04%
Greece	0.04%
Philippines	0.04%
Iraq	0.03%
United Arab Emirates	0.03%
Peru	0.02%
Austria	0.02%
Uruguay	0.01%
Czech Republic	0.01%
Czech	0.01%
Hungary	0.01%
Pakistan	0.01%
Guernsey	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	11.79%	0.00%	11.79%
Property & Casualty Insurance	1.86%	0.35%	2.21%
Integrated Telecommunication Services	0.82%	1.34%	2.16%
Pharmaceuticals	1.14%	0.93%	2.07%
Technology Hardware, Storage & Peripherals	1.32%	0.66%	1.98%
Electric Utilities	1.36%	0.60%	1.96%
IT Consulting & Other Services	0.49%	1.22%	1.71%
Multi-Line Insurance	0.25%	1.41%	1.66%
Semiconductor Equipment	1.41%	0.14%	1.55%
Healthcare Equipment	1.35%	0.19%	1.54%
Multi-Sector Holdings	1.14%	0.30%	1.44%
Diversified Banks	0.00%	1.20%	1.20%
Life & Health Insurance	0.44%	0.72%	1.16%
Home Building	0.66%	0.49%	1.15%
Industrial Gases	0.54%	0.58%	1.12%
Semiconductors	0.60%	0.46%	1.06%
Biotechnology	0.92%	0.10%	1.02%
Industrial Machinery	0.31%	0.70%	1.01%
Hypermarkets & Super Centers	0.83%	0.09%	0.92%
General Merchandise Stores	0.56%	0.35%	0.91%
Industrial Conglomerates	0.83%	0.04%	0.87%
Packaged Foods & Meats	0.35%	0.48%	0.83%

Industry	Domestic	Foreign	Total
Food Retail	0.08%	0.73%	0.81%
Systems Software	0.74%	0.05%	0.79%
Household Products	0.69%	0.08%	0.77%
Automobile Manufacturers	0.52%	0.24%	0.76%
Apparel Retail	0.64%	0.06%	0.70%
Construction & Engineering	0.28%	0.42%	0.70%
Multi-Utilities	0.49%	0.21%	0.70%
Reinsurance	0.06%	0.61%	0.67%
Restaurants	0.62%	0.03%	0.65%
Asset Management & Custody Banks	0.39%	0.26%	0.65%
Wireless Telecommunication Services	0.01%	0.62%	0.63%
Internet & Direct Marketing Retail	0.35%	0.28%	0.63%
Trading Companies & Distributors	0.12%	0.48%	0.60%
Movies & Entertainment	0.56%	0.00%	0.56%
Healthcare Distributors	0.40%	0.13%	0.53%
Data Processing & Outsourced Services	0.48%	0.04%	0.52%
Tires & Rubber	0.00%	0.51%	0.51%
Regional Banks	0.38%	0.12%	0.50%
Personal Products	0.00%	0.50%	0.50%
Retail REITs	0.29%	0.19%	0.48%
Metal & Glass Containers	0.46%	0.00%	0.46%
Auto Parts & Equipment	0.07%	0.37%	0.44%
Oil & Gas Refining & Marketing	0.38%	0.03%	0.41%
Building Products	0.11%	0.28%	0.39%
Research & Consulting Services	0.20%	0.19%	0.39%
Aerospace & Defense	0.30%	0.08%	0.38%
Financial Exchanges & Data	0.17%	0.20%	0.37%
Gas Utilities	0.15%	0.20%	0.35%
Application Software	0.35%	0.00%	0.35%
Integrated Oil & Gas	0.00%	0.34%	0.34%
Environmental & Facilities Services	0.29%	0.05%	0.34%
Diversified Support Services	0.31%	0.02%	0.33%
Mortgage REITs	0.32%	0.00%	0.32%
Construction Machinery & Heavy Trucks	0.26%	0.06%	0.32%
Diversified REITs	0.17%	0.12%	0.29%
Health Care REITs	0.29%	0.00%	0.29%
Steel	0.08%	0.20%	0.28%
Automotive Retail	0.22%	0.05%	0.27%
Healthcare Services	0.16%	0.10%	0.26%
Cable & Satellite	0.16%	0.08%	0.24%
Advertising	0.22%	0.01%	0.23%
Interactive Media & Services	0.01%	0.22%	0.23%
Life Sciences Tools & Services	0.12%	0.10%	0.22%
Electronic Manufacturing Services	0.15%	0.07%	0.22%
Electronic Components	0.01%	0.20%	0.21%
Technology Distributors	0.18%	0.02%	0.20%
Apparel, Accessories & Luxury Goods	0.00%	0.19%	0.19%
Electronic Equipment & Instruments	0.06%	0.12%	0.18%
Real Estate Operating Companies	0.00%	0.18%	0.18%
Real Estate Development	0.00%	0.18%	0.18%
Healthcare Supplies	0.17%	0.00%	0.17%
Trucking	0.13%	0.04%	0.17%
Air Freight & Logistics	0.15%	0.01%	0.16%
Thrifts & Mortgage Finance	0.16%	0.00%	0.16%
Railroads	0.15%	0.00%	0.15%
Leisure Products	0.01%	0.14%	0.15%
Diversified Metals & Mining	0.00%	0.15%	0.15%
Industrial REITs	0.00%	0.15%	0.15%
Diversified Real Estate Activities	0.00%	0.14%	0.14%
Commodity Chemicals	0.02%	0.12%	0.14%
Specialty Chemicals	0.00%	0.14%	0.14%
Marine	0.00%	0.14%	0.14%
Specialized REITs	0.14%	0.00%	0.14%
Healthcare Facilities	0.14%	0.00%	0.14%
Consumer Electronics	0.13%	0.00%	0.13%
Office REITs	0.05%	0.08%	0.13%
Independent Power Producers & Energy Traders	0.01%	0.12%	0.13%
Insurance Brokers	0.13%	0.00%	0.13%
Footwear	0.06%	0.07%	0.13%
Investment Banking & Brokerage	0.12%	0.00%	0.12%
Human Resource & Employment Services	0.05%	0.07%	0.12%

Industry	Domestic	Foreign	Total
Internet Services & Infrastructure	0.00%	0.12%	0.12%
Consumer Finance	0.11%	0.00%	0.11%
Oil & Gas Storage & Transportation	0.05%	0.06%	0.11%
Commercial Printing	0.02%	0.09%	0.11%
Department Stores	0.00%	0.10%	0.10%
Construction Materials	0.01%	0.09%	0.10%
Electrical Components & Equipment	0.06%	0.03%	0.09%
Other Diversified Financial Services	0.04%	0.05%	0.09%
Airlines	0.02%	0.07%	0.09%
Drug Retail	0.00%	0.09%	0.09%
Brewers	0.06%	0.01%	0.07%
Home Improvement Retail	0.03%	0.04%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Specialty Stores	0.05%	0.02%	0.07%
Agricultural Products	0.00%	0.06%	0.06%
Fertilizers & Agricultural Chemicals	0.05%	0.01%	0.06%
Renewable Electricity	0.00%	0.06%	0.06%
Soft Drinks	0.00%	0.06%	0.06%
Home Furnishing Retail	0.05%	0.00%	0.05%
Diversified Chemicals	0.00%	0.05%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Broadcasting	0.00%	0.05%	0.05%
Airport Services	0.02%	0.03%	0.05%
Paper Products	0.03%	0.02%	0.05%
Household Appliances	0.00%	0.04%	0.04%
Tobacco	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.00%	0.04%	0.04%
Communications Equipment	0.01%	0.02%	0.03%
Casinos & Gaming	0.02%	0.01%	0.03%
Publishing	0.00%	0.03%	0.03%
Water Utilities	0.00%	0.03%	0.03%
Alternative Carriers	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Hotels, Resorts & Cruise Lines	0.02%	0.00%	0.02%
Diversified Capital Markets	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Security & Alarm Services	0.00%	0.02%	0.02%
Healthcare Technology	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Oil & Gas Equipment & Services	0.01%	0.00%	0.01%
Managed Healthcare	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Textiles	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Specialized Consumer Services	0.00%	0.00%	0.00%
Distributors	0.00%	0.00%	0.00%
Leisure Facilities	0.00%	0.00%	0.00%
Oil & Gas Exploration & Production	0.00%	0.00%	0.00%
Gold	0.00%	0.00%	0.00%
Oil & Gas Drilling	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			68.16%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	14.10%
Corporate Notes	6.92%
Agency Mortgage Backed	6.85%
Sovereign Bonds	0.43%
Non-Agency Collateralized Mortgage Obligations	0.33%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.16%
Asset Backed	0.10%
U.S. Government Sponsored Agencies	0.04%

29.10%

Short-Term Investments
Short-Term Investments	2.74%

2.74%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	$135,101,597	$—	$60,930,620	$(1,521,203)	$(11,162,756)	649,008	$61,487,018	$1,002,333
SPDR Dow Jones REIT ETF	917,656	93,619,265	12,258,378	23,726,732	575,440	(22,041,024)	840,517	60,685,327	429,165
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	111,287,429	129,876,866	—	—	42,312,939	42,312,939	129,091

TOTAL		$289,623,238	$123,545,807	$214,534,218	$(945,763)	$(33,203,780)		$164,485,284	$1,560,589

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 98.7% †
Alternate Housing – 6.9%
American Campus Communities Inc.	8,495	$235,736
American Homes 4 Rent, Class A	11,631	269,839
Invitation Homes Inc.	61,922	1,323,273
Sun Communities Inc.	7,882	984,068
		2,812,916
Data Center – 13.1%
CyrusOne Inc.	13,150	812,013
Digital Realty Trust Inc.	8,240	1,144,618
Equinix Inc.	5,339	3,334,579
		5,291,210
Healthcare – 10.7%
Diversified Healthcare Trust	43,840	159,139
Healthcare Realty Trust Inc.	5,970	166,742
Healthcare Trust of America Inc., Class A	10,110	245,471
Healthpeak Properties Inc.	65,040	1,551,204
Medical Properties Trust Inc.	47,170	815,569
Sabra Health Care REIT Inc.	30,620	334,371
Ventas Inc.	40,090	1,074,412
		4,346,908
Hotel – 3.0%
Apple Hospitality REIT Inc.	10,968	100,577
Host Hotels & Resorts Inc.	48,100	531,024
Park Hotels & Resorts Inc.	9,370	74,117
RLJ Lodging Trust	20,273	156,507
Sunstone Hotel Investors Inc.	41,913	365,062
		1,227,287
Industrial – 14.1%
Americold Realty Trust	21,020	715,521
Duke Realty Corp.	4,950	160,281
First Industrial Realty Trust Inc.	14,049	466,848
Prologis Inc.	37,324	2,999,730
PS Business Parks Inc.	1,131	153,273
Rexford Industrial Realty Inc.	13,590	557,326
STAG Industrial Inc.	28,762	647,720
		5,700,699
Multifamily – 13.5%
Apartment Investment & Management Co., Class A	11,462	402,889
AvalonBay Communities Inc.	7,078	1,041,669
Camden Property Trust	3,370	267,039
Equity Residential	32,195	1,986,753
Essex Property Trust Inc.	1,215	267,592
Mid-America Apartment Communities Inc.	3,430	353,393
NexPoint Residential Trust Inc.	5,350	134,874
UDR Inc.	28,396	1,037,590
		5,491,799
Net Lease – 6.5%
National Retail Properties Inc.	9,260	298,079
Realty Income Corp.	23,661	1,179,738

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2020.

	Number of Shares	Fair Value
STORE Capital Corp.	20,850	$377,802
VEREIT Inc.	159,420	779,564
		2,635,183
Office – 12.4%
Boston Properties Inc.	7,590	700,026
Brandywine Realty Trust	12,019	126,440
Columbia Property Trust Inc.	35,820	447,750
Cousins Properties Inc.	22,440	656,819
Douglas Emmett Inc.	14,240	434,462
Empire State Realty Trust Inc., Class A	46,204	413,988
Highwoods Properties Inc.	8,280	293,278
Hudson Pacific Properties Inc.	3,984	101,034
JBG SMITH Properties	31,530	1,003,600
Kilroy Realty Corp.	13,130	836,381
		5,013,778
Regional Malls – 1.3%
Simon Property Group Inc.	9,300	510,198
Self Storage – 7.2%
CubeSmart	9,305	249,281
Extra Space Storage Inc.	12,140	1,162,526
Life Storage Inc.	5,336	504,519
Public Storage	5,072	1,007,350
		2,923,676
Shopping Centers – 3.5%
Brixmor Property Group Inc.	22,300	211,850
Regency Centers Corp.	6,135	235,768
Retail Opportunity Investments Corp.	38,606	320,044
Retail Properties of America Inc., Class A	77,446	400,396
Urban Edge Properties	29,540	260,247
		1,428,305
Specialty – 6.5%
American Tower Corp.	2,830	616,232
CoreSite Realty Corp.	2,850	330,315
Iron Mountain Inc.	25,450	605,710
SBA Communications Corp.	2,810	758,616
VICI Properties Inc.	18,912	314,696
		2,625,569
Total Common Stock (REITs) (Cost $46,277,194)		40,007,528

Short-Term Investments – 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.36% (Cost $537,083)	537,083	537,083	(a,b)
Total Investments (Cost $46,814,277)		40,544,611

Liabilities in Excess of Other Assets, net – (0.0)%		(14,903)

NET ASSETS – 100.0%		$40,529,708

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	March 31, 2020 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$40,007,528	$—	$—	$40,007,528
	Short-Term Investments	537,083	—	—	537,083

Total Investments in Securities		$40,544,611	$—	$—	$40,544,611

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	417,366	$417,366	$3,031,630	$2,911,913	—	—	537,083	$537,083	$537

Notes to Schedule of Investments	March 31, 2020 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

Notes to Schedule of Investments	March 31, 2020 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended March 31, 2020, the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund and Small-Cap Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2020, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Notes to Schedule of Investments	March 31, 2020 (Unaudited)

Credit Default Swaps

During the period ended March 31, 2020, the Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2019, the State Street Income V.I.S Fund entered into interest rate swaps in order to manage interest rate risk.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

Notes to Schedule of Investments	March 31, 2020 (Unaudited)

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.